UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6114
American Performance Funds
(Exact name of registrant as specified in charter)
Citi Fund Services, 3435 Stelzer Road, Columbus, Ohio	43219
(Address of principal executive offices)	(Zip code)
Citi Fund Services, 3435 Stelzer Road, Columbus, Ohio	43219
(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 762-7085

Date of fiscal year end: 8/31/08

Date of reporting period: 2/29/08

Item 1. Reports to Stockholders.

AMERICAN PERFORMANCE FUNDS

The Right Fit For Your Investment Goals

MIDYEAR REPORT

February 29, 2008

Statements of Assets and Liabilities

Statements of Operations

Statements of Changes in Net Assets

Schedules of Portfolio Investments

Notes to Financial Statements

Financial Highlights

Additional Fund Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the portfolio securities and information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-762-7085 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

A complete schedule of each Fund’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the Securities and Exchange Commission on Form N-Q and is available on the Securities and Exchange Commission’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is authorized for distribution to prospective investors only when preceeded or accompanied by a prospectus. An investor should consider the fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the fund’s prospectus. To obtain a prospectus, please call 1-800-762-7085. Please read the prospectus carefully before investing.

The American Performance Funds are distributed by BOSC, Inc.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, Bank of Oklahoma, N.A., any of its affiliates or the distributor. Shares are NOT FDIC INSURED, nor are they insured by any other government agency. An investment in the Funds involves investment risk, including possible loss of principal.

AMERICAN PERFORMANCE FUNDS

Statements of Assets and Liabilities

February 29, 2008

(Unaudited)

	U.S. Treasury Fund	Cash Management Fund	Tax-Free Money Market Fund
Assets:
Investments, at value (Cost $99,909,778, $1,296,552,330 and $554,579,528)	$99,909,778	$1,296,552,330	$554,579,528
Repurchase agreements, at cost	1,460,650,186	723,490,730	—

Total Investments	1,560,559,964	2,020,043,060	554,579,528
Cash	—	80,107	203
Interest and dividends receivable	80,852	2,237,596	1,171,641
Prepaid expenses and other assets	189,391	144,940	55,100

Total Assets	1,560,830,207	2,022,505,703	555,806,472

Liabilities:
Distributions payable	2,563,561	4,797,097	763,593
Payable for investments purchased	—	45,000,000	—
Accrued expenses and other payables:
Investment advisory fees	70,941	81,657	15,733
Administration fees	55,915	78,732	NA
Distribution fees	201,816	89,719	763
Chief compliance officer fees	5,812	2,319	1,667
Custodian fees	13,012	16,254	3,661
Fund accounting fees	44,450	60,137	NA
Omnibus fees	NA	NA	135,560
Transfer agent fees	5,488	16,436	414
Trustee fees	15,341	9,125	3,243
Shareholder servicing fees	289,746	203,366	2,461

Total Liabilities	3,266,082	50,354,842	927,095

Net Assets	$1,557,564,125	$1,972,150,861	$554,879,377

Composition of Net Assets:
Shares of beneficial interest, at par	$15,573	$19,721	$5,549
Paid-in capital	1,557,273,906	1,972,043,170	554,863,768
Accumulated net investment income	274,894	107,085	9,182
Accumulated net realized gain (loss) from investment transactions	(248)	(19,115)	878

Net Assets	$1,557,564,125	$1,972,150,861	$554,879,377

Net Assets:
Administrative Shares	$968,517,813	$958,538,935	$3,772,104
Service Shares	156,265,274	9,422,732	1,034
Institutional Shares	432,781,038	1,004,189,194	21,783,380
Select Shares	NA	NA	529,322,859

Total	$1,557,564,125	$1,972,150,861	$554,879,377

Shares Outstanding:
Administrative Shares	968,236,414	958,442,553	3,768,837
Service Shares	156,271,640	9,424,465	1,037
Institutional Shares	432,780,448	1,004,193,030	21,778,552
Select Shares	NA	NA	529,321,393

Total	1,557,288,502	1,972,060,048	554,869,819

Net asset value, offering price & redemption price per share: ($0.00001 par value per share, unlimited number of shares authorized)
Administrative Shares	$1.00	$1.00	$1.00

Service Shares	$1.00	$1.00	$1.00

Institutional Shares	$1.00	$1.00	$1.00

Select Shares	NA	NA	$1.00

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Assets and Liabilities, Continued

February 29, 2008

(Unaudited)

	Intermediate Tax-Free Bond Fund		Short-Term Income Fund	Intermediate Bond Fund		Bond Fund
Assets:
Investments, at value (Cost $14,974,889, $206,932,215, $95,636,419 and $64,960,593)	$15,150,068		$206,476,852	$97,525,815		$66,176,069
Investments in affiliates, at cost	401,053		8,288,851	7,411,904		4,823,024

Total Investments	15,551,121		214,765,703	104,937,719		70,999,093
Cash	515		50,613	62,190		15,050
Interest and dividends receivable	177,635		1,425,155	608,537		481,497
Receivable for capital shares issued	—		156,074	194,430		246
Prepaid expenses and other assets	3,309		22,532	12,591		13,018

Total Assets	15,732,580		216,420,077	105,815,467		71,508,904

Liabilities:
Distributions payable	39,430		498,580	235,110		156,316
Payable for investments purchased	—		1,684,854	2,331,520		1,538,700
Payable for capital shares redeemed	—		53,654	117,196		315,706
Accrued expenses and other payables:
Investment advisory fees	2,558		25,610	16,180		10,831
Administration fees	1,279		17,073	8,091		5,416
Distribution fees	663		19,242	6,677		4,727
Chief compliance officer fees	124		1,967	443		201
Custodian fees	152		1,988	836		557
Fund accounting fees	1,227		4,394	2,430		1,631
Transfer agent fees	251		3,878	1,620		1,087
Trustee fees	167		3,019	1,644		589
Shareholder servicing fees	239		7,299	2,005		1,711
Other accrued liabilities	795		4,080	2,064		10,239

Total Liabilities	46,885		2,325,638	2,725,816		2,047,711

Net Assets	$15,685,695		$214,094,439	$103,089,651		$69,461,193

Composition of Net Assets:
Shares of beneficial interest, at par	$15		$211	$98		$73
Paid-in capital	15,560,614		217,439,579	101,281,329		68,207,226
Accumulated net investment income	(51,400)		828,099	156,341		56,462
Accumulated net realized gain (loss) from investment transactions	1,287		(3,718,087)	(237,513)		(18,044)
Net unrealized appreciation (depreciation) on investments	175,179		(455,363)	1,889,396		1,215,476

Net Assets	$15,685,695		$214,094,439	$103,089,651		$69,461,193

Net Assets:
Investor Shares	$3,240,534		$97,772,628	$34,633,966		$24,223,342
Institutional Shares	12,445,161		116,321,811	68,455,685		45,237,851

Total	$15,685,695		$214,094,439	$103,089,651		$69,461,193

Shares Outstanding:
Investor Shares	309,551		9,631,392	3,308,877		2,560,229
Institutional Shares	1,188,595		11,465,362	6,537,479		4,784,603

Total	1,498,146		21,096,754	9,846,356		7,344,832

Net asset value, offering price & redemption price per share:
($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares	$10.46	(a)	$10.15	$10.46	(a)	$9.46

Institutional Shares	$10.47		$10.15	$10.47		$9.45

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Assets and Liabilities, Continued

February 29, 2008

(Unaudited)

	Balanced Fund		U.S. Large Cap Equity Fund
Assets:
Investments, at value (Cost $66,070,085 and $10,313,200)	$71,283,757		$12,030,998
Investments in affiliates, at cost	4,059,340		150,937

Total Investments	75,343,097		12,181,935
Cash	14,163		—
Interest and dividends receivable	234,513		15,723
Receivable for capital shares issued	100		30,768
Receivable for investments sold	52,692		—
Prepaid expenses and other assets	11,933		7,170

Total Assets	75,656,498		12,235,596

Liabilities:
Payable for investments purchased	1,874,043		—
Payable for capital shares redeemed	158,427		2,900
Accrued expenses and other payables:
Investment advisory fees	20,628		3,916
Administration fees	5,894		1,360
Distribution fees	3,669		375
Chief compliance officer fees	623		80
Custodian fees	691		100
Fund accounting fees	1,723		154
Transfer agent fees	1,148		189
Trustee fees	688		191
Shareholder servicing fees	1,843		173
Other accrued liabilities	19,711		1,388

Total Liabilities	2,089,088		10,826

Net Assets	$73,567,410		$12,224,770

Composition of Net Assets:
Shares of beneficial interest, at par	$61		$11
Paid-in capital	69,856,735		26,594,563
Accumulated net investment income	480,936		3,420
Accumulated net realized losses from investment transactions	(1,983,994)		(16,091,022)
Net unrealized appreciation on investments	5,213,672		1,717,798

Net Assets	$73,567,410		$12,224,770

Net Assets:
Investor Shares	$18,275,305		$1,866,817
Institutional Shares	55,292,105		10,357,953

Total	$73,567,410		$12,224,770

Shares Outstanding:
Investor Shares	1,504,184		167,304
Institutional Shares	4,549,351		925,131

Total	6,053,535		1,092,435

Net asset value, offering price & redemption price per share: ($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares	$12.14	(a)	$11.15	(a)

Institutional Shares	$12.15		$11.20

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Operations

February 29, 2008

(Unaudited)

	U.S. Treasury Fund	Cash Management Fund	Tax-Free Money Market Fund
Investment Income:
Interest income	$31,224,497	$36,887,980	$6,834,328
Dividend income	—	—	269,927

Total Income	31,224,497	36,887,980	7,104,255

Expenses:
Investment advisory fees	1,183,351	1,203,813	327,140
Administration fees	946,683	963,052	165,268
Distribution fees—Administrative Shares	1,279,891	1,128,158	5,638
Distribution fees—Service Shares	133,480	12,424	2
Shareholder servicing fees—Administrative Shares	1,279,891	1,128,158	5,638
Shareholder servicing fees—Service Shares	133,480	12,424	2
Shareholder servicing fees—Institutional Shares	558,867	865,759	26,093
Shareholder servicing fees—Select Shares	NA	NA	513,498
Chief compliance officer fees	42,880	41,262	10,639
Fund accounting fees	212,319	218,659	NA
Omnibus fees	NA	NA	222,718
Transfer agent fees	165,877	207,481	1,954
Custodian fees	78,893	80,256	21,810
Trustee fees	14,370	14,572	4,595
Other expenses	334,039	309,661	81,588

Total expenses before fee reductions	6,364,021	6,185,679	1,386,583
Expenses reduced by Investment Advisor	(788,888)	(802,528)	(224,691)
Expenses reduced by Administrator	(552,229)	(561,778)	(114,685)
Omnibus fee waived	NA	NA	(103,405)
Distribution fees waived—Administrative Shares	—	(609,201)	—
Distribution fees waived—Service Shares	(80,088)	(7,455)	—
Shareholder servicing fees waived—Service Shares	(80,088)	(7,455)	—
Shareholder servicing fees waived—Institutional Shares	(419,176)	(650,387)	(17,743)
Shareholder servicing fees waived—Select Shares	—	—	(513,498)

Net expenses	4,443,552	3,546,875	412,561

Net Investment Income	26,780,945	33,341,105	6,691,694

Realized/Unrealized Gains on Investments:
Net realized gains from investment transactions	—	—	466

Change in net assets resulting from operations	$26,780,945	$33,341,105	$6,692,160

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Operations, Continued

February 29, 2008

(Unaudited)

	Intermediate Tax-Free Bond Fund	Short-Term Income Fund	Intermediate Bond Fund	Bond Fund
Investment Income:
Interest income	$358,938	$6,082,266	$2,680,542	$1,869,000
Dividend income from affiliates	8,015	152,809	83,500	54,348

Total Income	366,953	6,235,075	2,764,042	1,923,348

Expenses:
Investment advisory fees	45,906	596,883	276,225	185,179
Administration fees	16,693	217,050	100,446	67,338
Distribution fees—Investor Shares	4,165	119,579	39,302	29,360
Shareholder servicing fees—Investor Shares	4,165	119,579	39,302	29,360
Shareholder servicing fees—Institutional Shares	16,701	151,731	86,254	54,813
Chief compliance officer fees	549	7,777	2,933	1,956
Fund accounting fees	11,960	86,779	38,036	26,770
Transfer agent fees	3,302	44,586	19,037	17,097
Custodian fees	835	10,853	5,023	3,367
Trustee fees	293	2,842	1,753	705
Other expenses	7,333	87,722	33,165	22,852

Total expenses before fee reductions	111,902	1,445,381	641,476	438,797
Expenses reduced by Investment Advisor	(29,213)	(434,097)	(175,779)	(117,841)
Expenses reduced by Administrator	(8,346)	(108,523)	(50,222)	(33,669)
Shareholder servicing fees waived—Investor Shares	(3,926)	(111,039)	(36,484)	(26,859)
Shareholder servicing fees waived—Institutional Shares	(16,701)	(151,731)	(86,254)	(54,813)

Net expenses	53,716	639,991	292,737	205,615

Net Investment Income	313,237	5,595,084	2,471,305	1,717,733

Realized/Unrealized Gains (Losses) on Investments:
Net realized gains from investment transactions	23,117	226,495	275,792	80,055
Change in unrealized appreciation/depreciation on investments	(37,842)	347,948	1,709,108	1,123,576

Net realized/unrealized gains (losses) on investments	(14,725)	574,443	1,984,900	1,203,631

Change in net assets resulting from operations	$298,512	$6,169,527	$4,456,205	$2,921,364

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Operations, Continued

February 29, 2008

(Unaudited)

	Balanced Fund	U.S. Large Cap Equity Fund
Investment Income:
Interest income	$880,739	$—
Dividend income	495,633	73,131
Dividend income from affiliates	35,941	2,648

Total Income	1,412,313	75,779

Expenses:
Investment advisory fees	293,982	43,075
Administration fees	79,455	12,486
Distribution fees—Investor Shares	25,408	2,682
Shareholder servicing fees—Investor Shares	25,408	2,682
Shareholder servicing fees—Institutional Shares	73,910	12,925
Chief compliance officer fees	2,650	414
Fund accounting fees	32,707	5,381
Transfer agent fees	12,730	936
Custodian fees	3,973	624
Trustee fees	896	216
Other expenses	33,976	9,686

Total expenses before fee reductions	585,095	91,107
Expenses reduced by Investment Advisor	(154,936)	(18,104)
Expenses reduced by Administrator	(39,727)	(6,243)
Shareholder servicing fees waived—Investor Shares	(23,561)	(2,491)
Shareholder servicing fees waived—Institutional Shares	(73,910)	(12,925)

Net expenses	292,961	51,344

Net Investment Income	1,119,352	24,435

Realized/Unrealized Gains (Losses) on Investments:
Net realized gains (losses) from investment transactions	(887,294)	563,733
Change in unrealized appreciation/depreciation on investments	(1,947,990)	(1,027,006)

Net realized/unrealized losses on investments	(2,835,284)	(463,273)

Change in net assets resulting from operations	$(1,715,932)	$(438,838)

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Changes in Net Assets

	U.S. Treasury Fund		Cash Management Fund		Tax-Free Money Market Fund
	Period Ended February 29, 2008	Year Ended August 31, 2007(a)	Period Ended February 29, 2008	Year Ended August 31, 2007(a)	Period Ended February 29, 2008	Year Ended August 31, 2007(b)
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$26,780,945	$55,682,041	$33,341,105	$57,432,382	$6,691,694	$10,529,996
Net realized gains on investment transactions	—	—	—	34	466	412

Change in net assets resulting from operations	26,780,945	55,682,041	33,341,105	57,432,416	6,692,160	10,530,408

Distributions to Shareholders:
From net investment income:
Administrative Shares	(16,705,079)	(40,954,402)	(18,319,191)	(36,620,581)	(58,703)	(22,080)
Service Shares	(1,711,370)	(1,456,818)	(205,892)	(105,365)	(15)	(1,403)
Institutional Shares	(8,365,041)	(13,030,530)	(14,815,064)	(20,671,020)	(301,677)	(172,518)
Select Shares	NA	NA	NA	NA	(6,329,244)	(10,329,076)

Change in net assets from shareholder distributions	(26,781,490)	(55,441,750)	(33,340,147)	(57,396,966)	(6,689,639)	(10,525,077)

Change in net assets from capital transactions	(3,126,426)	676,949,115	749,874,324	452,690,798	203,895,193	70,317,644

Change in net assets	(3,126,971)	677,189,406	749,875,282	452,726,248	203,897,714	70,322,975

Net Assets:
Beginning of period	1,560,691,096	883,501,690	1,222,275,579	769,549,331	350,981,663	280,658,688

End of period	$1,557,564,125	$1,560,691,096	$1,972,150,861	$1,222,275,579	$554,879,377	$350,981,663

Accumulated net investment income	$274,894	$275,439	$107,085	$106,127	$9,182	$7,127

(a)	For the period January 2, 2007 (commencement of operations) through August 31, 2007, for Service and Institutional Shares.
(b)	For the period January 2, 2007 (commencement of operations) through August 31, 2007, for the Administrative, Service and Institutional Shares.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Changes in Net Assets, Continued

	U.S. Treasury Fund		Cash Management Fund		Tax-Free Money Market Fund
	Period Ended February 29, 2008	Year Ended August 31, 2007(a)	Period Ended February 29, 2008	Year Ended August 31, 2007(a)	Period Ended February 29, 2008	Year Ended August 31, 2007(b)
	(Unaudited)		(Unaudited)		(Unaudited)
Share Transactions:*
Administrative Shares
Issued	730,244,311	1,963,059,140	2,591,165,834	4,066,609,739	392,483	4,656,407
Reinvested	81,707	221,597	210,661	934,880	13	19
Redeemed	(817,696,652)	(1,791,139,291)	(2,389,352,710)	(4,080,619,161)	(1,275,421)	(4,664)

Change in Administrative Shares	(87,370,634)	172,141,446	202,023,785	(13,074,542)	(882,925)	4,651,762

Service Shares
Issued	301,162,112	130,869,449	42,907,921	30,633,471	—	1,256,657
Reinvested	15	32	18	33	15	22
Redeemed	(183,961,530)	(91,798,438)	(41,077,902)	(23,039,076)	—	(1,255,657)

Change in Service Shares	117,200,597	39,071,043	1,830,037	7,594,428	15	1,022

Institutional Shares
Shares issued in merger	—	350,226,423	—	683,046,110	—	—
Issued	570,310,257	725,573,293	1,378,604,658	1,006,807,802	29,523,469	34,300,177
Reinvested	—	60,596	184,251	290,352	15	23
Redeemed	(603,266,646)	(610,123,475)	(832,768,407)	(1,231,971,736)	(20,163,618)	(21,881,514)

Change in Institutional Shares	(32,956,389)	465,736,837	546,020,502	458,172,528	9,359,866	12,418,686

Select Shares
Issued	NA	NA	NA	NA	943,422,892	1,126,968,191
Reinvested	NA	NA	NA	NA	40,680	140,770
Redeemed	NA	NA	NA	NA	(748,045,335)	(1,073,862,786)

Change in Select Shares	NA	NA	NA	NA	195,418,237	53,246,175

Change in shares:	(3,126,426)	676,949,326	749,874,324	452,692,414	203,895,193	70,317,645

(a)	For the period January 2, 2007 (commencement of operations) through August 31, 2007, for Service and Institutional Shares.
(b)	For the period January 2, 2007 (commencement of operations) through August 31, 2007, for the Administrative, Service and Institutional Shares.
*	Share transactions are at net asset value of $1.00 per share.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Changes in Net Assets, Continued

	Intermediate Tax-Free Bond Fund		Short-Term Income Fund		Intermediate Bond Fund
	Period Ended February 29, 2008	Year Ended August 31, 2007	Period Ended February 29, 2008	Year Ended August 31, 2007	Period Ended February 29, 2008	Year Ended August 31, 2007
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$313,237	$729,714	$5,595,084	$12,385,376	$2,471,305	$4,628,969
Net realized gains (losses) from investment transactions	23,117	(22,739)	226,495	270,918	275,792	145,415
Net change in unrealized appreciation/depreciation on investments	(37,842)	(115,028)	347,948	665,848	1,709,108	242,790

Change in net assets resulting from operations	298,512	591,947	6,169,527	13,322,142	4,456,205	5,017,174

Distributions to Shareholders:
From net investment income:
Investor Shares	(55,875)	(129,496)	(2,331,497)	(4,043,238)	(713,518)	(1,208,546)
Institutional Shares	(241,899)	(665,101)	(3,119,254)	(7,931,159)	(1,657,857)	(3,298,826)
From net realized gains:
Investor Shares	(24)	(1,901)	(282,425)	(545,505)	(13,454)	(81,833)
Institutional Shares	(86)	(9,220)	(360,933)	(1,002,859)	(29,297)	(217,403)

Change in net assets from shareholder distributions	(297,884)	(805,718)	(6,094,109)	(13,522,761)	(2,414,126)	(4,806,608)

Change in net assets from capital transactions	(4,730,353)	424,485	(1,773,946)	(48,044,694)	1,594,324	1,942,252

Change in net assets	(4,729,725)	210,714	(1,698,528)	(48,245,313)	3,636,403	2,152,818

Net Assets:
Beginning of period	20,415,420	20,204,706	215,792,967	264,038,280	99,453,248	97,300,430

End of period	$15,685,695	$20,415,420	$214,094,439	$215,792,967	$103,089,651	$99,453,248

Accumulated net investment income	$(51,400)	$(66,863)	$828,099	$683,766	$156,341	$56,411

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Changes in Net Assets, Continued

	Intermediate Tax-Free Bond Fund		Short-Term Income Fund		Intermediate Bond Fund
	Period Ended February 29, 2008	Year Ended August 31, 2007	Period Ended February 29, 2008	Year Ended August 31, 2007	Period Ended February 29, 2008	Year Ended August 31, 2007
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Investor Shares
Proceeds from shares issued	$23,590	$177,221	$10,479,336	$11,500,432	$7,929,256	$9,630,835
Dividends reinvested	36,651	87,195	2,221,257	3,938,178	679,802	1,205,156
Cost of shares redeemed	(153,224)	(683,781)	(9,520,005)	(29,088,019)	(4,491,616)	(8,606,816)

Change in net assets from Investor Shares	(92,983)	(419,365)	3,180,588	(13,649,409)	4,117,442	2,229,175

Institutional Shares
Proceeds from shares issued	1,283,215	4,297,081	9,854,398	47,328,428	5,372,626	16,524,493
Dividends reinvested	1,494	12,067	608,260	3,931,515	240,510	598,122
Cost of shares redeemed	(5,922,079)	(3,465,298)	(15,417,192)	(85,655,228)	(8,136,254)	(17,409,538)

Change in net assets from Institutional Shares	(4,637,370)	843,850	(4,954,534)	(34,395,285)	(2,523,118)	(286,923)

Change in net assets from capital transactions:	$(4,730,353)	$424,485	$(1,773,946)	$(48,044,694)	$1,594,324	$1,942,252

Share Transactions:
Investor Shares
Issued	2,184	16,742	1,031,469	1,132,806	765,242	939,382
Reinvested	3,465	8,269	219,015	387,874	65,743	117,541
Redeemed	(14,460)	(64,931)	(936,802)	(2,862,587)	(433,799)	(841,026)

Change in Investor Shares	(8,811)	(39,920)	313,682	(1,341,907)	397,186	215,897

Institutional Shares
Issued	120,409	406,999	970,934	4,664,471	520,274	1,613,163
Reinvested	141	1,140	60,149	387,504	23,237	58,270
Redeemed	(561,060)	(328,726)	(1,518,935)	(8,434,888)	(787,096)	(1,697,149)

Change in Institutional Shares	(440,510)	79,413	(487,852)	(3,382,913)	(243,585)	(25,716)

Change in shares:	(449,321)	39,493	(174,170)	(4,724,820)	153,601	190,181

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Changes in Net Assets, Continued

	Bond Fund		Balanced Fund		U.S. Large Cap Equity Fund
	Period Ended February 29, 2008	Year Ended August 31, 2007	Period Ended February 29, 2008	Year Ended August 31, 2007	Period Ended February 29, 2008	Year Ended August 31, 2007
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$1,717,733	$2,909,288	$1,119,352	$2,064,951	$24,435	$56,929
Net realized gains (losses) from investment transactions	80,055	47,512	(887,294)	6,533,120	563,733	1,041,288
Net change in unrealized appreciation/depreciation on investments	1,123,576	(132,679)	(1,947,990)	593,441	(1,027,006)	893,564

Change in net assets resulting from operations	2,921,364	2,824,121	(1,715,932)	9,191,512	(438,838)	1,991,781

Distributions to Shareholders:
From net investment income:
Investor Shares	(563,474)	(1,097,204)	(211,919)	(560,328)	(4,495)	(5,455)
Institutional Shares	(1,110,975)	(1,771,876)	(688,946)	(1,503,874)	(28,674)	(40,226)
From net realized gains:
Investor Shares	—	(86,440)	(1,247,524)	(2,802,113)	—	—
Institutional Shares	—	(107,323)	(3,833,164)	(6,314,577)	—	—

Change in net assets from shareholder distributions	(1,674,449)	(3,062,843)	(5,981,553)	(11,180,892)	(33,169)	(45,681)

Change in net assets from capital transactions	2,180,256	12,309,881	(3,587,644)	(3,563,480)	(252,340)	(3,729,696)

Change in net assets	3,427,171	12,071,159	(11,285,129)	(5,552,860)	(724,347)	(1,783,596)

Net Assets:
Beginning of period	66,034,022	53,962,863	84,852,539	90,405,399	12,949,117	14,732,713

End of period	$69,461,193	$66,034,022	$73,567,410	$84,852,539	$12,224,770	$12,949,117

Accumulated net investment income	$56,462	$13,178	$480,936	$262,449	$3,420	$12,154

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Changes in Net Assets, Continued

	Bond Fund		Balanced Fund		U.S. Large Cap Equity Fund
	Period Ended February 29, 2008	Year Ended August 31, 2007	Period Ended February 29, 2008	Year Ended August 31, 2007	Period Ended February 29, 2008	Year Ended August 31, 2007
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Investor Shares
Proceeds from shares issued	$4,187,659	$8,114,556	$1,448,951	$2,615,438	$52,265	$204,095
Dividends reinvested	454,758	1,004,050	1,459,410	3,362,433	4,495	5,441
Cost of shares redeemed	(4,307,659)	(9,437,783)	(6,684,656)	(9,624,863)	(345,028)	(544,273)

Change in net assets from Investor Shares	334,758	(319,177)	(3,776,295)	(3,646,992)	(288,268)	(334,737)

Institutional Shares
Proceeds from shares issued	5,111,478	20,062,710	112,235	345,825	1,084,505	94,890
Dividends reinvested	242,264	338,975	4,518,432	7,814,186	2,994	4,176
Cost of shares redeemed	(3,508,244)	(7,772,627)	(4,442,016)	(8,076,499)	(1,051,571)	(3,494,025)

Change in net assets from Institutional Shares	1,845,498	12,629,058	188,651	83,512	35,928	(3,394,959)

Change in net assets from capital transactions:	$2,180,256	$12,309,881	$(3,587,644)	$(3,563,480)	$(252,340)	$(3,729,696)

Share Transactions:
Investor Shares
Issued	446,696	871,149	110,698	192,667	4,383	17,990
Reinvested	48,575	107,704	114,288	253,342	378	486
Redeemed	(460,606)	(1,014,979)	(489,590)	(718,405)	(29,343)	(47,621)

Change in Investor Shares	34,665	(36,126)	(264,604)	(272,396)	(24,582)	(29,145)

Institutional Shares
Issued	547,501	2,157,394	8,309	25,295	93,953	8,904
Reinvested	25,883	36,385	353,702	588,490	251	375
Redeemed	(375,371)	(836,215)	(334,625)	(593,958)	(87,863)	(321,963)

Change in Institutional Shares	198,013	1,357,564	27,386	19,827	6,341	(312,684)

Change in shares:	232,678	1,321,438	(237,218)	(252,569)	(18,241)	(341,829)

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

U.S. Treasury Fund

Schedule of Portfolio Investments

February 29, 2008

(Unaudited)

Principal Amount	Security Description	Amortized Cost
Repurchase Agreements (93.8%)
$25,000,000	Bear Stearns Cos., Inc., 1.75%, 3/3/08, (Purchased on 2/29/08, proceeds at maturity $25,003,646, collateralized by U.S. Treasury Securities, (2.63% - 9.12%), (7/15/17 - 5/15/18), fair value $25,501,330)	$25,000,000
215,650,186	Deutsche Bank Securities Inc., 1.80%, 3/3/08, (Purchased on 2/29/08, proceeds at maturity $215,682,533, collateralized by U.S. Treasury Securities, (0.00% - 5.75%), (8/15/10 - 2/16/09), fair value $215,650,417)	215,650,186
215,000,000	JP Morgan Securities Inc., 1.60%, 3/3/08, (Purchased on 2/29/08, proceeds at maturity $215,028,667, collateralized by U.S. Treasury Note, 8.75%, 8/15/20, fair value $219,307,028)	215,000,000
285,000,000	Merrill Lynch Government Securities Inc., 2.35%, 3/3/08, (Purchased on 2/29/08, proceeds at maturity $285,055,813, collateralized by U.S. Government Securities, (0.00% - 8.16%), (11/20/14 - 2/20/34), fair value $290,702,381)	285,000,000
220,000,000	Morgan Stanley, 1.75%, 3/3/08, (Purchased on 2/29/08, proceeds at maturity $220,032,083, collateralized by U.S. Treasury Security, 0.00%, 8/15/27, fair value $220,000,340)	220,000,000

Principal Amount	Security Description	Amortized Cost
Repurchase Agreements, continued:
$275,000,000	Societe Generale New York, 1.80%, 3/3/08, (Purchased on 2/29/08, proceeds at maturity $275,041,250, collateralized by U.S. Treasury Securities, (0.00% - 4.50%), (8/28/08 - 2/15/16), fair value $275,001,017)	$275,000,000
225,000,000	UBS Financial Services Inc., 2.60%, 3/3/08, (Purchased on 2/29/08, proceeds at maturity $225,048,750, collateralized by U.S. Government Securities, (4.50% - 10.00%), (6/15/13 - 4/15/42), fair value $229,500,859)	225,000,000

Total Repurchase Agreements (Cost $1,460,650,186)		1,460,650,186

U.S. Treasury Obligations (6.4%)
100,000,000	U.S. Treasury Bill, 2.03%, 3/17/08(a)	99,909,778

Total U.S. Treasury Obligations (Cost $99,909,778)		99,909,778

Total Investments (Cost $1,560,559,964)(b)—100.2%		1,560,559,964
Liabilities in excess of other assets—(0.2)%		(2,995,839)

Net Assets—100.0%		$1,557,564,125

(a)	Rate represents the effective yield at purchase.
(b)	Cost and value for federal income tax and financial reporting purposes are the same.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Cash Management Fund

Schedule of Portfolio Investments

February 29, 2008

(Unaudited)

Principal Amount	Security Description	Amortized Cost
Certificates of Deposit (15.4%)
Banking & Financial Services (15.4%)
$20,000,000	Barclays Bank NY YCD, 3.03%, 5/23/08	$20,000,000
30,000,000	BNP Paribas NY YCD, 4.75%, 6/20/08	30,011,374
25,000,000	Calyon NY YCD, 3.04%, 3/3/08	25,000,000
25,000,000	Citibank NA CD, 5.13%, 3/3/08	25,000,014
25,000,000	Deutsche Bank NY YCD, 4.76%, 4/15/08	25,000,000
30,000,000	Dexia Credit Local NY YCD, 4.19%, 3/10/08	30,002,294
30,000,000	Fortis Bank NY YCD, 3.02%, 4/21/08	30,000,000
30,000,000	Lloyds TSB Bank NY YCD, 3.03%, 3/7/08	30,000,000
30,000,000	Rabobank NY YCD, 3.00%, 4/8/08	30,000,000
30,000,000	Societe Generale YCD, 3.15%, 3/6/08	30,000,000
30,000,000	Wells Fargo CD, 2.92%, 3/17/08	30,000,000

Total Certificates of Deposit (Cost $305,013,682)		305,013,682

Commercial Paper (40.9%)
Banking (8.8%)
30,000,000	Bank of Nova Scotia, 3.13%, 4/10/08(a)	29,897,667
30,000,000	Bank of Scotland PLC, 3.03%, 5/20/08(a)	29,799,333
23,905,000	Royal Bank of Scotland PLC, 3.13%, 4/14/08(a)	23,814,134
30,000,000	Sheffield Receivables, 3.13%, 3/17/08(a)(b)	29,958,467
30,000,000	Svenska Handelsbank Inc., 3.06%, 4/8/08(a)	29,903,575
30,000,000	UBS Finance Delaware LLC, 3.05%, 4/7/08(a)	29,906,421
		173,279,597

Beverages (1.3%)
25,000,000	Coca-Cola Co., 2.92%, 3/7/08(a)(b)	24,987,833

Chemicals (1.3%)
25,000,000	BASF AG, 3.01%, 3/27/08(a)(b)	24,945,833

Principal Amount	Security Description	Amortized Cost
Commercial Paper, continued:
Diversified Manufacturing Operations (2.5%)
$25,000,000	General Electric Capital Corp., 2.92%, 5/23/08(a)	$24,832,847
25,000,000	Siemens Capital Co. LLC, 4.20%, 3/5/08(a)(b)	24,988,417

		49,821,264

Financial Services (19.7%)
30,000,000	Abbey National NA LLC, 4.28%, 4/4/08(a)	29,880,150
30,000,000	AIG Funding, Inc., 3.01%, 3/7/08(a)	29,985,000
25,000,000	Allianz Finance Corp., 3.04%, 3/7/08(a)(b)	24,987,333
25,000,000	American Express Credit Corp., 3.09%, 4/3/08(a)	24,929,646
25,000,000	American Honda Finance, 2.85%, 4/7/08(a)	24,927,028
30,000,000	CBA (Delaware) Finance, 3.02%, 5/1/08(a)	29,847,500
30,000,000	Chevron Funding Corp., 2.91%, 3/13/08(a)	29,971,000
30,000,000	Danske Corp., 3.13%, 4/2/08(a)(b)	29,917,067
25,000,000	JP Morgan Chase & Co., 5.14%, 3/7/08(a)	24,979,042
25,000,000	Lehman Brothers Inc., 3.15%, 3/3/08(a)	24,995,625
25,000,000	Merrill Lynch & Co., 3.12%, 4/25/08(a)	24,881,597
30,000,000	Nestle Capital Corp., 4.63%, 3/13/08(a)	29,954,500
30,000,000	Nordea North America, Inc., 3.80%, 3/14/08(a)	29,959,050
30,000,000	Toyota Motor Credit Corp., 4.56%, 5/5/08(a)	29,758,416

		388,972,954

Insurance (1.5%)
30,000,000	ING (US) Funding LLC, 3.01%, 4/30/08(a)	29,850,500

Medical (1.5%)
30,000,000	Johnson & Johnson, 2.66%, 4/16/08(a)(b)	29,898,416

Oil—Integrated Companies (3.0%)
30,000,000	BP Capital Markets PLC, 4.92%, 3/27/08(a)(b)	29,897,084
30,000,000	Total Capital, 4.15%, 3/31/08(a)	29,897,250

		59,794,334

Continued

AMERICAN PERFORMANCE FUNDS

Cash Management Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Principal Amount	Security Description	Amortized Cost
Commercial Paper, continued:
Retail (1.3%)
$25,000,000	Walgreen Co., 2.90%, 3/7/08(a)(b)	$24,987,917

Total Commercial Paper (Cost $806,538,648)		806,538,648

U.S. Government Agency Securities (9.4%)
	Federal Home Loan Bank
30,000,000	2.80%, 2/6/09	30,000,000
20,000,000	2.83%, 3/3/09	20,000,000
25,000,000	3.00%, 3/4/09	25,000,000
40,000,000	4.20%, 1/7/09	40,000,000
30,000,000	4.35%, 12/17/08	30,000,000
10,000,000	4.40%, 1/13/09	10,000,000
10,000,000	4.63%, 12/4/08	10,000,000
	Federal Home Loan Mortgage Corp.
10,000,000	2.85%, 2/13/09	10,000,000
10,000,000	4.37%, 1/16/09	10,000,000

Total U.S. Government Agency Securities (Cost $185,000,000)		185,000,000

Repurchase Agreements (36.7%)
25,000,000	Bear Stearns & Co., Inc., 2.95%, 3/3/08, (Purchased on 2/29/08, proceeds at maturity $25,006,146, collateralized by U.S. Treasury Securities, (2.63% - 5.13%), (09/09/08 - 07/15/17), fair value $25,503,368)	25,000,000
198,490,730	Deutsche Bank Securities Inc., 3.10%, 3/3/08, (Purchased on 2/29/08, proceeds at maturity $198,542,007, collateralized by U.S. Government Securities, (2.83% - 6.63%), (4/15/08 - 11/15/30), fair value $198,491,547)	198,490,730

Principal Amount	Security Description	Amortized Cost
Repurchase Agreements, continued:
$190,000,000	J.P. Morgan Securities, Inc., 2.75%, 3/3/08, (Purchased on 2/29/08, proceeds at maturity $190,043,542, collateralized by U.S. Government Securities, (0.00%), (6/30/08 - 7/2/12), fair value $193,803,457)	$190,000,000
100,000,000	Morgan Stanley, 3.00%, 3/3/08, (Purchased on 2/29/08, proceeds at maturity $100,025,000, collateralized by U.S. Government Securities, (4.25% - 8.00%), (7/29/08 - 11/15/21), fair value $102,369,970)	100,000,000
210,000,000	UBS Financial Services Inc., 2.99%, 3/3/08, (Purchased on 2/29/08, proceeds at maturity $210,052,325, collateralized by U.S. Government Securities, (0.00%), (3/6/08 - 5/30/08), fair value $214,201,570)	210,000,000

Total Repurchase Agreements (Cost $723,490,730)		723,490,730

Total Investments (Cost $2,020,043,060)(c)—102.4%		2,020,043,060
Liabilities in excess of other assets—(2.4)%		(47,892,199)

Net Assets—100.0%		$1,972,150,861

(a)	Rate represents the effective yield at purchase.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Cost and value for federal income tax and financial reporting purposes are the same.

YCD—Yankee Certificate of Deposit

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Tax-Free Money Market Fund

Schedule of Portfolio Investments

February 29, 2008

(Unaudited)

Principal Amount	Security Description	Amortized Cost
Municipal Bonds (90.7%)
Alabama (1.0%)
$5,400,000	Health Care Authority for Baptist, 3.55%, 11/15/36, Insured by: MBIA(a)	$5,400,000

Colorado (4.0%)
8,500,000	Broomfield Colorado Urban Renewal, 3.18%, 12/1/30, Enhanced by: LOC(a)	8,500,000
7,000,000	Colorado State Educational & Cultural Facilities Authority Revenue, 3.16%, 7/1/37, Enhanced by: LOC(a)	7,000,000
6,625,000	Denver Colorado City & County Airport Revenue, 3.10%, 11/15/25, Enhanced by: LOC, AMT(a)	6,625,000

		22,125,000

District of Columbia (1.0%)
5,665,000	District of Columbia Revenue, 3.25%, 10/1/30, Enhanced by: LOC(a)	5,665,000

Florida (3.0%)
4,590,000	Orange County Florida Housing Financial Authority Multifamily Revenue, 3.25%, 8/15/35, Enhanced by: LOC, AMT(a)	4,590,000
12,000,000	Palm Beach County School District, 0.80%, 8/14/08, Enhanced by: LOC	12,000,000

		16,590,000

Georgia (1.8%)
2,240,000	Athens-Clarke County Georgia University Development Revenue, 3.25%, 4/1/31, Enhanced by: LOC(a)	2,240,000
1,575,000	Fulton County Georgia Hospital Authority Revenue, 3.50%, 10/1/33, Enhanced by: LOC(a)	1,575,000
6,200,000	Richmond County Georgia Hospital Authority Revenue, 3.25%, 1/1/25, Enhanced by: LOC(a)	6,200,000

		10,015,000

Principal Amount	Security Description	Amortized Cost
Municipal Bonds, continued:
Illinois (9.5%)
$10,000,000	Aurora Illinois Economic Development Revenue, 2.98%, 6/1/29, Enhanced by: LOC(a)	$10,000,000
7,800,000	Cook County Illinois Revenue, 3.04%, 5/1/35, Enhanced by: LOC(a)	7,800,000
5,000,000	Illinois Education Facility, 2.70%, 4/1/08, Enhanced by: LOC	5,000,000
7,500,000	Illinois Educational Facilities Authority Revenue, Elmhurst College, 3.23%, 3/1/33, Enhanced by: LOC(a)	7,500,000
10,000,000	Illinois Financial Authority Revenue, 3.20%, 11/1/41, Enhanced by: LOC(a)	10,000,000
5,500,000	Illinois Financial Authority Revenue Chicago Historical Society, 3.40%, 1/1/36, Enhanced by: LOC(a)	5,500,000
6,700,000	Quincy Illinois Revenue, Blessing Hospital Project, 3.23%, 11/15/33, Enhanced by: LOC(a)	6,700,000

		52,500,000

Indiana (3.5%)
10,000,000	Indiana State Development Financial Authority Revenue, 3.20%, 8/1/31, Enhanced by: LOC(a)	10,000,000
9,200,000	Indiana State Financial Authority Environmental Revenue, 3.10%, 6/1/35, Enhanced by: LOC(a)	9,200,000

		19,200,000

Kentucky (2.2%)
4,900,000	Jefferson County Kentucky Student Housing, Industrial Building Revenue, 3.16%, 9/1/29, Enhanced by: LOC(a)	4,900,000
7,315,000	Jeffersontown Kentucky Lease Program Revenue, 3.10%, 3/1/30, Enhanced by: LOC(a)	7,315,000

		12,215,000

Continued

AMERICAN PERFORMANCE FUNDS

Tax-Free Money Market Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Principal Amount	Security Description	Amortized Cost
Municipal Bonds, continued:
Louisiana (2.3%)
$13,000,000	Louisiana Local Government Environment Facilities Community Development Authority Revenue, 3.40%, 10/1/26, Insured by: FSA(a)	$13,000,000

Massachusetts (1.8%)
10,000,000	MA School Building Authority Commercial Paper, 1.45%, 8/7/08, Enhanced by: LOC	10,000,000

Michigan (3.2%)
5,800,000	Detroit Michigan Sewer Disposal Revenue, 3.05%, 7/1/27, Insured by: FSA(a)	5,800,000
10,000,000	Michigan State Hospital Finance Authority Revenue, 7.00%, 12/1/30, Insured by: AMBAC(a)	10,000,000
2,150,000	Michigan State Strategic Fund, Solid Waste Disposal, Grayling Generating Project, AMT, 3.00%, 1/1/14, Enhanced by: LOC(a)	2,150,000

		17,950,000

Missouri (1.2%)
6,800,000	Missouri State Health & Educational Facilities Authority, 3.10%, 2/1/31, Enhanced by: LOC(a)	6,800,000

New Mexico (2.7%)
15,000,000	Farmington New Mexico Pollution Control Revenue, Series A, 3.70%, 5/1/24, Enhanced by: LOC(a)	15,000,000

New York (4.2%)
10,000,000	New York Metropolitan Transit Authority, 1.00%, 6/10/08, Enhanced by: LOC	10,000,000
6,000,000	New York, New York General Obligation Revenue, 3.40%, 8/1/22, Enhanced by: LOC(a)	6,000,000
7,500,000	Syracuse New York, Industrial Development Agency Civil Facility Revenue, 3.30%, 7/1/37, Enhanced by: LOC(a)	7,500,000

		23,500,000

Principal Amount	Security Description	Amortized Cost
Municipal Bonds, continued:
North Carolina (7.0%)
$10,000,000	Charlotte Apartment Revenue, 3.55%, 7/1/29, Insured by: MBIA(a)	$10,000,000
15,000,000	Mecklenburg Healthcare System Revenue, 5.25%, 1/15/37, Insured by: AMBAC(a)	15,000,000
14,000,000	North Carolina Capital Facilities Financial Agency Recreational Facilities Revenue, 3.35%, 4/1/29, Enhanced by: LOC(a)	14,000,000

		39,000,000

Ohio (3.6%)
20,000,000	Franklin County Ohio Hospital Revenue, 3.30%, 5/1/41, Insured by: AMBAC(a)	20,000,000

Pennsylvania (8.1%)
10,000,000	Delaware County Pennsylvania Industrial Development Authority, 3.45%, 3/6/08, Enhanced by: LOC	10,000,000
11,000,000	Hamburg Pennsylvania Area School District, 3.18%, 5/15/25, Insured by: FSA(a)	11,000,000
5,995,000	Peninsula Ports Authority Revenue, 3.15%, 3/6/08, Enhanced by: LOC	5,995,000
18,000,000	Philadelphia Gas Works Revenue, 3.35%, 8/1/31, Insured by: FSA(a)	18,000,000

		44,995,000

South Carolina (4.7%)
9,435,000	Clarendon Hospital District Revenue, 3.38%, 10/1/26, Enhanced by: LOC(a)	9,435,000
16,795,000	North Charleston Conventional Facility Partnership Revenue, 5.25%, 9/1/19, Insured by: MBIA(a)	16,795,000

		26,230,000

Tennessee (3.6%)
15,000,000	Clarksville Public Building Authority, 3.65%, 11/1/35, Enhanced by: LOC(a)	15,000,000

Continued

AMERICAN PERFORMANCE FUNDS

Tax-Free Money Market Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Principal Amount	Security Description	Amortized Cost
Municipal Bonds, continued:
Tennessee, continued:
$5,000,000	Montgomery County Tennessee Public Building Pooled Authority Revenue, 3.00%, 11/1/27, Enhanced by: LOC(a)	$5,000,000

		20,000,000

Texas (8.2%)
12,050,000	Brownsville Texas, 2.00%, 4/1/08, Enhanced by: LOC	12,050,000
8,000,000	Calhoun County Texas Industrial Development Authority Port Revenue, 3.06%, 11/1/15, Enhanced by: LOC, AMT(a)	8,000,000
4,400,000	Gulf Coast Waste Disposal Authority Pollution Control Revenue, 3.65%, 6/1/20, Insured by: MBIA(a)	4,400,000
6,000,000	Midlothian Texas Industrial Development Corporate Pollution Control Revenue, 3.00%, 12/1/09, Enhanced by: LOC(a)	6,000,000
15,000,000	Tarrant County Texas Cultural Education Facility, Financial Corporation Revenue, 3.55%, 7/1/47, Insured by: MBIA(a)	15,000,000

		45,450,000

Utah (1.8%)
10,000,000	Emery County Utah Pollution Control Revenue, 3.20%, 7/1/15, Enhanced by: LOC(a)	10,000,000

Virginia (3.8%)
11,915,000	Falls Church Virginia Economic Development Authority Revenue, 3.00%, 7/1/31, Enhanced by: LOC(a)	11,915,000
9,200,000	Virginia Commonwealth University Revenue, 4.50%, 11/1/30, Insured by: AMBAC(a)	9,200,000

		21,115,000

Shares or Principal Amount	Security Description	Amortized Cost
Municipal Bonds, continued:
Washington (2.3%)
$6,000,000	Port Seattle Washington, 3.45%, 3/6/08, Enhanced by: LOC	$6,000,000
6,600,000	Washington State Health Care Facilities Authority Lease Revenue, 3.20%, 1/1/32, Enhanced by: LOC(a)	6,600,000

		12,600,000

West Virginia (3.3%)
8,000,000	West Virginia Public Energy, 2.83%, 5/8/08, Enhanced by: LOC	8,000,000
10,000,000	West Virginia State Hospital Finance Authority Revenue, 3.16%, 10/1/36, Enhanced by: LOC(a)	10,000,000

		18,000,000

Wisconsin (2.9%)
3,525,000	Beaver Dam Wisconsin Development Revenue, 3.11%, 12/1/36, Enhanced by: LOC(a)	3,525,000
	Wisconsin State Health & Educational Facilities Authority Revenue
4,980,000	2.98%, 8/15/33, Enhanced by: LOC(a)	4,980,000
7,500,000	3.40%, 3/1/36, Enhanced by: LOC(a)	7,500,000

		16,005,000

Total Municipal Bonds (Cost $503,355,000)		503,355,000

Investment Companies (9.2%)
25,059,934	Goldman Sachs Tax-Free Money Market Fund	25,059,934
26,164,594	SEI Tax-Exempt Trust Institutional Money Market Fund, Class A	26,164,594

Total Investment Companies (Cost $51,224,528)		51,224,528

Continued

AMERICAN PERFORMANCE FUNDS

Tax-Free Money Market Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Total Investments (Cost $554,579,528)(b)—99.9%	$554,579,528
Other assets in excess of liabilities—0.1%	299,849

Net Assets—100.0%	$554,879,377

(a)	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2008. The date presented reflects the final maturity date.
(b)	Cost and value for federal income tax and financial reporting purposes are the same.

AMBAC—American Municipal Bond Assurance Corp.

AMT—Alternative Minimum Tax

FSA—Financial Security Assurance

LOC—Letter of Credit

MBIA—Municipal Bond Insurance Association

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments

February 29, 2008

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds (96.6%)
Arizona (0.1%)
$15,000	Phoenix Arizona, GO, Series A, 4.50%, 7/1/16, Callable 7/1/08 @ 101*	$15,116

California (1.0%)
10,000	Forestville California University School District, GO, 5.00%, 8/1/11, Insured by: FSA	10,690
10,000	Morgan Hill California University School District, GO, 5.00%, 8/1/12, Callable 8/1/11 @ 101, Insured by: FGIC*	10,696
80,000	Pomona California Public Financing Authority Revenue, 5.00%, 2/1/24, Callable 2/1/09 @ 101, Insured by: MBIA*	77,688
15,000	San Bernardino County California Transportation Authority, Series A, 4.88%, 3/1/10, Callable 3/1/08 @ 101, Insured by: FSA*	15,176
25,000	San Diego California Public Facilities Financing Authority Revenue, Series A, 4.38%, 9/2/12, Callable 9/2/09 @ 101, Insured by: AMBAC*	25,594
10,000	San Mateo County California Transportation District, 4.75%, 6/1/16, Callable 6/1/08 @ 101, Insured by: MBIA*	10,347
10,000	West Contra Costa California University School District, GO, 5.00%, 8/1/15, Callable 8/1/09 @ 101, Insured by: FGIC*	10,299

		160,490

Florida (1.1%)
25,000	Florida Municipal Loan Council Revenue, 4.50%, 4/1/13, Callable 4/1/09 @ 101, Insured by: MBIA*	25,453
120,000	Miami-Dade County Florida Public Facilities Revenue, Jackson Memorial Hospital, 5.00%, 6/1/18, Callable 6/1/08 @ 101, Insured by: FSA*	121,951
20,000	West Palm Beach Florida, Utility System Revenue, 3.50%, 10/1/12, Callable 10/1/10 @ 100, Insured by: FSA*	20,059

		167,463

Principal Amount	Security Description	Value
Municipal Bonds, continued:
Georgia (0.3%)
$25,000	Coweta County Georgia Development Authority Revenue, 5.13%, 1/1/17, Callable 1/1/10 @ 101, Insured by: AMBAC*	$26,230
20,000	Dalton-Whitfield County Georgia Hospital Authority Revenue, 5.25%, 7/1/13, Callable 7/01/09 @ 101, Insured by: MBIA*	20,031

		46,261

Illinois (16.1%)
500,000	Illinois Financial Authority Revenue, Series B2, 7.37%, 11/1/22, Continuously Callable @ 100, Insured by: AMBAC(a)	500,000
250,000	Illinois Health Facilities Authority Revenue, Series A, 5.50%, 2/15/15, Callable 2/15/11 @ 101, Insured by: FSA*	265,075
285,000	Joliet Illinois Waterworks & Sewage Revenue, Series A, 5.00%, 1/1/14, Callable 1/1/12 @ 100, Insured by: AMBAC*	296,580
215,000	Kane County Illinois School District No. 129 Aurora West Side, GO, Series B, 4.70%, 2/1/15, Callable 2/1/12 @ 100, Insured by: FGIC*	219,607
15,000	University of Illinois Certificates, 4.25%, 10/1/09, Insured by: AMBAC	15,340
670,000	Will County Illinois Community High School Dist. No. 210 Lincoln-Way School Bldg., 5.00%, 1/1/17, Insured by: FGIC	700,137
500,000	Will County School District No. 122, GO, Series B, 5.10%, 11/1/15, Callable 11/1/11 @ 100, Insured by: FGIC*	524,205

		2,520,944

Indiana (10.0%)
	Bartholomew County Indiana Building Corp.
390,000	4.25%, 7/15/14	389,122
305,000	4.25%, 7/15/15	301,188
10,000	East Chicago Indiana Multiple School Building Corp., 5.40%, 7/15/12, Callable 7/15/08 @ 101, Insured by: AMBAC*	10,178

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds, continued:
Indiana, continued:
$845,000	New Albany Indiana Redevelopment Authority, 4.00%, 2/1/14	$843,344
20,000	Warren Township Indiana School Building Corp., 5.00%, 7/5/14, Callable 7/5/08 @ 101, Insured by: FSA*	20,329

		1,564,161

Iowa (0.5%)
50,000	Iowa City Sewer Revenue, 4.10%, 7/1/12, Callable 7/1/10 @ 100, Insured by: FSA*	50,880
25,000	Iowa City Water Revenue, 4.75%, 7/1/12, Callable 7/1/08 @ 100, Insured by: FGIC*	25,104

		75,984

Kansas (1.7%)
250,000	University of Kansas Hospital Authority Health Facilities Revenue, 5.70%, 9/1/20, Callable 9/1/09 @ 100, Insured by: AMBAC*	260,690

Kentucky (0.1%)
5,000	Campbell & Kenton Counties Sanitary District Revenue, Series A, 5.00%, 8/1/17, Callable 8/1/11 @ 101, Insured by: FSA*	5,279
10,000	Kentucky State Turnpike Authority Economic Development Road Revenue, 5.15%, 7/1/19, Callable 7/1/11 @ 100, Insured by: FSA*	10,315

		15,594

Louisiana (0.2%)
10,000	Bossier City Louisiana Public Improvement Sales and Use Tax Revenue, 3.65%, 11/1/08, Insured by: AMBAC	10,076
25,000	Orleans Parish Louisiana Parishwide School District, GO, 4.80%, 9/1/09, Callable 3/1/08 @ 100, Insured by: FGIC*	25,022

		35,098

Principal Amount	Security Description	Value
Municipal Bonds, continued:
Michigan (10.7%)
	Lake Orion Michigan Community School District, GO
$490,000	5.00%, 5/1/16, Callable 5/1/12 @ 100, Insured by: Q-SBLF*	$516,137
110,000	5.00%, 5/1/16, Prerefunded 5/1/12 @ 100, Insured by: Q-SBLF*	116,554
600,000	Michigan State Building Authority Revenue, Series I, 4.75%, 10/15/15, Callable 10/15/09 @ 100*	618,030
400,000	Novi Michigan Special Assessment, 4.75%, 10/1/14, Callable 10/1/08 @ 100, Insured by: AMBAC*	403,180
25,000	Ottawa County Michigan, GO, 5.05%, 8/1/14, Callable: 8/1/08 @ 100*	25,199

		1,679,100

Mississippi (0.4%)
60,000	Mississippi Development Bank, Special Obligation Revenue, Series B, 5.55%, 7/1/16, Callable 7/1/10 @ 100, Insured by: FSA*	63,470

Missouri (0.5%)
10,000	Chesterfield Missouri, GO, 5.00%, 2/15/14, Callable: 3/24/08 @ 100*	10,018
25,000	Missouri State Health & Education Facilities Authority Revenue, Washington University, 5.00%, 6/15/21, Callable 6/15/09 @ 100*	25,701
10,000	Missouri State Health & Educational Facilities Authority Revenue, Rockhurst High School, 4.60%, 6/1/08, Callable 3/18/08 @ 100, Enhanced by: Allied Irish Bank*	10,037
5,000	St. Joseph Hospital Jackson County Revenue, 7.50%, 6/1/10, Continuously Callable @ 100, ETM(b)*	4,994
5,000	St. Louis Missouri Municipal Finance Corp., 5.40%, 2/15/12, Continuously Callable @ 100, Insured by: AMBAC*	5,008
20,000	Stone County Missouri Reorganization School District No. 4, GO, 4.95%, 3/1/13, Callable 3/1/08 @ 100, Insured by: State Aid*	20,003

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds, continued:
Missouri, continued:
$10,000	Wentzville Missouri School District No. 4, GO, 4.70%, 3/1/11, Callable 3/1/08 @ 100, Insured by: FSA*	$10,001

		85,762

Nebraska (0.1%)
10,000	Lincoln Nebraska, GO, 3.45%, 6/15/15, Callable 6/15/13 @ 100*	9,815

New York (0.2%)
25,000	New York City Transport Authority Revenue, 5.40%, 1/1/18, Insured by: FSA	27,220
5,000	New York State Urban Development Corp. Revenue, Series B, 4.75%, 1/1/28, Callable 1/1/09 @ 101, Insured by: AMBAC, ETM*	5,133

		32,353

Ohio (0.1%)
10,000	Alliance Ohio Water Works, 5.00%, 11/15/20, Callable 11/15/08 @ 101, Insured by: MBIA*	10,038

Oklahoma (8.1%)
200,000	Edmond Oklahoma Public Works Authority Utility Revenue, 5.60%, 7/1/19, Callable 7/1/09 @ 100, Insured by: AMBAC*	207,354
500,000	Oklahoma City Water Utilities Revenue, Series A, 5.00%, 7/1/16, Callable 7/1/09 @ 100*	510,955
50,000	Oklahoma County Independent School District 89, GO, 4.50%, 2/1/09, Insured by: FGIC	50,895
50,000	Oklahoma State Turnpike Authority, 5.00%, 1/1/15, Callable 1/1/09 @ 100, Insured by: FGIC*	50,942
285,000	Oklahoma University Board of Regents, Series A, 5.50%, 6/1/16, Callable 6/1/11 @ 100, Insured by: MBIA*	305,252
150,000	University of Oklahoma Revenue, 3.70%, 6/1/13, Insured by: MBIA	151,732

		1,277,130

Oregon (0.0%)
5,000	Albany Oregon, GO, 4.25%, 3/1/10, Callable 3/1/09 @ 100, Insured by: FGIC*	5,077

Principal Amount	Security Description	Value
Municipal Bonds, continued:
Pennsylvania (7.2%)
$50,000	Delaware County Pennsylvania, GO, 5.13%, 10/1/13, Callable 10/1/09 @ 100*	$51,330
10,000	Delaware County Pennsylvania Authority Health Care Revenue, 5.38%, 11/15/23, Callable 11/15/08 @ 100, Insured by: Connie Lee, ETM(b)*	9,875
25,000	Downingtown Pennsylvania Area School District, GO, 3.90%, 3/1/10, Callable 3/1/08 @ 100, Insured by: FGIC*	25,022
250,000	Lackawanna County Pennsylvania, GO, Series A, 4.80%, 1/1/13, Callable 1/1/09 @ 100, Insured by: FGIC*	252,590
750,000	Pennsylvania State, GO, Third Series, 5.00%, 9/1/16, Callable 9/1/14 @ 100*	793,028

		1,131,845

Rhode Island (0.4%)
60,000	Providence Rhode Island, GO, 5.45%, 1/15/10, Callable 1/15/09 @ 100, Insured by: FSA*	60,421

Texas (23.2%)
30,000	Baytown Texas, GO, 4.75%, 2/1/11, Callable 8/1/08 @ 100*	30,186
275,000	Brazos River Authority Revenue, 5.13%, 5/1/19, Callable 5/1/08 @ 102, Insured by: AMBAC*	277,896
75,000	Clear Brook City Texas Municipal Utilities District, 5.13%, 2/1/26, Callable 2/1/11 @ 100, Insured by: FGIC*	73,754
95,000	Conroe Texas Independent School District, GO, 4.90%, 2/15/17, Callable: 2/15/09 @ 100, Insured by: PSF-GTD*	95,138
500,000	Dallas Texas Independent School District, GO, 4.50%, 8/15/14, Callable 8/15/09 @ 100, Insured by: PSF-GTD*	506,295
165,000	Del Rio Texas, GO, Series B, 4.50%, 7/1/16, Callable 7/1/12 @ 100, Insured by: AMBAC*	167,394
135,000	Fort Bend Texas Independent School District, GO, 5.13%, 8/15/22, Callable 8/15/10 @ 100, Insured by: PSF-GTD*	135,663

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds, continued:
Texas, continued:
	Houston, Texas, GO
$400,000	4.75%, 3/1/17, Callable 3/1/09 @ 100, Insured by: MBIA*	$408,908
100,000	4.75%, 3/1/17, Callable 3/1/09 @ 100, Insured by: MBIA*	101,265
215,000	Lubbock Texas Independent School District, GO, 4.50%, 2/15/16, Callable 2/15/12 @ 100, Insured by: PSF-GTD*	218,528
40,000	McKinney Texas, GO, 4.70%, 8/15/14, Insured by: FSA	40,836
10,000	Montgomery County Texas Municipal Utility District No. 46, GO, 3.00%, 3/1/09, Insured by: FGIC	9,974
	Northside Texas Independent School District, GO
5,000	5.00%, 2/15/23, Callable 2/15/11 @ 100, Insured by: PSF-GTD*	5,265
5,000	5.00%, 2/15/23, Callable 2/15/11 @ 100, Insured by: PSF-GTD*	5,004
550,000	Pflugerville Texas, 4.75%, 8/1/20, Callable 8/1/13 @ 100, Insured by: FGIC*	540,265
350,000	Port Arthur Texas Naval District, GO, 4.88%, 3/1/17, Callable 3/1/08 @ 100, Insured by: AMBAC*	350,021
50,000	Red River Authority Texas Pollution Control, 5.20%, 7/1/11, Continuously Callable @ 100, Insured by: AMBAC*	51,461
50,000	San Patricio Texas, Municipal Water District, 4.75%, 7/10/13, Callable 7/10/09 @ 100, Insured by: FSA*	51,308
265,000	Texas State, GO, Series B, 5.13%, 10/1/15, Callable 10/1/08 @ 101*	270,766
100,000	Texas State Public Finance Authority, Series B, 4.80%, 2/1/16, Callable 2/1/09 @ 100, Insured by: AMBAC*	102,103

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Texas, continued:
$200,000	Texas State University System, 5.00%, 3/15/20, Callable 3/15/12 @ 100, Insured by: FSA*	$202,328

		3,644,358

Washington (7.0%)
300,000	Seattle Drain & Wastewater Revenue, 5.00%, 11/1/17, Callable 11/1/11 @ 100, Insured by: FGIC*	310,545
750,000	Washington State, GO, Series C, 5.00%, 1/1/17, Insured by: AMBAC	793,882

		1,104,427

West Virginia (0.1%)
10,000	Ohio County West Virginia Building Commission Revenue, 7.00%, 10/1/10, Callable 4/1/08 @ 100, ETM(b)*	10,150

Wisconsin (7.5%)
20,000	Appleton Wisconsin Storm Water System Revenue, 4.00%, 4/1/17, Callable 4/1/13 @ 100, Insured by: MBIA*	19,966
250,000	Milwaukee County Wisconsin, GO, Series A, 5.00%, 10/1/14, Callable 10/1/11 @ 100*	262,450
850,000	Wisconsin State, GO, Series B, 5.00%, 5/1/17, Insured by: FSA	891,905

		1,174,321

Total Municipal Bonds (Cost $14,974,889)		15,150,068

Investments in Affiliates (2.5%)
401,053	American Performance Tax Free Money Market Fund	401,053

Total Investments in Affiliates (Cost $401,053)		401,053

Total Investments (Cost $15,375,942)(c)—99.1%		15,551,121

Other assets in excess of liabilities—0.9%		134,574

Net Assets—100.0%		$15,685,695

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

(a)	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2008. The date presented reflects the final maturity date.
(b)	Security was fair valued at February 29, 2008, using procedures approved by the Board of Trustees.
(c)	Represents cost for financial reporting purposes.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AMBAC—American Municipal Bond Assurance Corp.

ETM—Escrowed to Maturity

FGIC—Financial Guaranty Insurance Corporation

FSA—Financial Security Assurance

GO—General Obligations Bond

MBIA—Municipal Bond Insurance Association

PSF-GTD—Public School Fund Guaranteed

Q-SBLF—Qualified School Bond Loan Fund

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments

February 29, 2008

(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Securities (2.1%)
$546,283	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20(a)	$551,002
365,617	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21(a)	367,443
599,324	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20(a)	601,336
422,404	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12(a)	443,857
1,774,634	Bear Stearns Asset Backed Securities Trust, Series 2005-AC8, Class A5, 5.58%, 11/25/35	1,815,540
381,210	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10(a)	394,016
4,407	Origen Manufactured Housing, Series 2004-A, Class A2, 3.38%, 8/15/17	4,399
306,221	PSB Lending Home Loan Owner Trust, Series 1997-4, Class M1, 8.38%, 5/20/24	305,544

Total Asset Backed Securities (Cost $4,190,505)		4,483,137

Mortgage Backed Securities (66.8%)
80,165	ABN AMRO Mortgage Corp., Series 2003-1, Class A2, 5.00%, 2/25/18	80,397
453,911	ABN AMRO Mortgage Corp., Series 2002-10, Class 1A6, 5.75%, 1/25/33	458,795
706,253	ABN AMRO Mortgage Corp., Series 2002-10, Class 1A8, 5.75%, 1/25/33	708,240
70,000	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 4.59%, 5/25/35(b)	71,289
237,057	Adjustable Rate Mortgage Trust, Series 2004-4, Class 1A1, 7.11%, 3/25/35(b)	237,593
90,892	American General Mortgage Loan Trust, Series 2006-1, Class A1, 5.75%, 12/25/35	90,834
550,000	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.20%, 6/25/36	563,747

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$653,425	Banc of America Alternative Loan Trust, Series 2005-5, Class 4A1, 5.00%, 6/25/19	$661,699
608,284	Banc of America Alternative Loan Trust, Series 2004-9, Class 2CB2, 5.50%, 10/25/34	612,459
1,002,799	Banc of America Alternative Loan Trust, Series 2004-4, Class 4A1, 5.75%, 5/25/34	1,014,090
2,385	Banc of America Commercial Mortgage, Inc., Series 2000-1, Class A1A, 7.11%, 11/15/31	2,385
67,111	Banc of America Funding Corp., Series 2003-2, Class 2A1, 6.00%, 6/25/17	68,642
197,229	Banc of America Mortgage Securities, Series 2003-F, Class 2A1, 3.73%, 7/25/33(b)	196,927
337,052	Banc of America Mortgage Securities, Series 2004-F, Class 2A7, 4.14%, 7/25/34(b)	337,579
159,267	Banc of America Mortgage Securities, Series 2003-H, Class 2A3, 4.31%, 9/25/33(b)	159,295
553,329	Banc of America Mortgage Securities, Series 2003-1, Class 2A4, 5.00%, 2/25/18	552,465
301,707	Banc of America Mortgage Securities, Series 2004-2, Class 2A1, 5.25%, 3/25/34	305,823
142,782	Banc of America Mortgage Securities, Series 2004-7, Class 5A10, 5.25%, 8/25/34	144,467
123,275	Banc of America Mortgage Securities, Series 2006-A, Class 2A1, 5.44%, 2/25/36(b)	124,664
117,214	Banc of America Mortgage Securities, Series 2004-E, Class 1A1, 5.49%, 6/25/34(b)	116,086
323,455	Banc of America Mortgage Securities, Series 2003-2, Class 1A11, 5.50%, 4/25/33	327,745
89,989	Banc of America Mortgage Securities, Series 2003-8, Class 1A9, 5.50%, 11/25/33	91,069
692,680	Banc of America Mortgage Securities, Series 2005-2, Class 1A2, 5.50%, 4/25/35	703,900

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$88,493	Banc of America Mortgage Securities, Series 2006-B, Class 2A1, 6.10%, 11/20/36(b)	$89,248
580,217	Banc of America Mortgage Securities, Series 2004-2, Class 5A1, 6.50%, 10/25/31	599,482
492,368	Banc of America Mortgage Securities, Series 2004-1, Class 5A1, 6.50%, 9/25/33	485,444
50,000	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class A6, 3.54%, 6/25/34(b)	50,048
100,750	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 4.63%, 10/25/35(b)	99,945
171,575	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 15A1, 4.75%, 1/25/35(b)	172,528
276,300	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1, 5.91%, 10/25/36(b)	272,574
46,859	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 6.41%, 9/25/34(b)	47,277
37,290	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 5.44%, 7/25/35(b)	34,133
508,334	Bear Stearns Alternative Trust, Series 2006-1, Class 21A2, 5.94%, 2/25/36(b)	438,659
408,263	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 6.86%, 3/25/31(b)	424,324
1,586,173	Cendant Mortgage Corp., Series 2003-9, Class 2A2, 4.84%, 11/25/18(b)	1,630,422
71,459	Cendant Mortgage Corp., Series 2003-8, Class 1A2, 5.25%, 10/25/33	71,739
1,568,104	Cendant Mortgage Corp., Series 2003-9, Class 1A6, 5.25%, 11/25/33	1,594,377
62,541	Chase Funding Mortgage Loan Asset-Backed, Series 2001-4, Class 1A6, 6.24%, 1/25/13	63,374
241,809	Chase Mortgage Finance Corp., Series 2004-S1, Class A7, 4.50%, 2/25/19	240,524

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$382,962	Chase Mortgage Finance Corp., Series 2003-S1, Class 2A1, 5.00%, 2/25/18	$392,672
135,554	Chase Mortgage Finance Corp., Series 2004-S1, Class A3, 5.50%, 2/25/19	137,545
78,060	Chase Mortgage Finance Corp., Series 2003-S5, Class A4, 5.50%, 6/25/33	78,204
649,199	Chase Mortgage Finance Corp., Series 2005-S3, Class A4, 5.50%, 11/25/35	660,707
45,881	Chase Mortgage Finance Corp., Series 2003-S15, Class 1A1, 6.00%, 1/25/34	46,814
548,601	Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36	565,359
131,374	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35	133,885
106,420	Chaseflex Trust, Series 2006-2, Class A1A, 5.59%, 9/25/36(b)	107,233
77,219	CIT Marine Trust, Series 1999-A, Class A4, 6.25%, 11/15/19	74,271
1,806,814	Citi Mortgage Alternative Loan Trust, Series 2007-A2, Class 1A5, 6.00%, 2/25/37	1,828,061
103,198	Citicorp Mortgage Securities, Inc., Series 2003-10, Class A2, 4.50%, 11/25/18	104,521
157,223	Citicorp Mortgage Securities, Inc., Series 2003-4, Class A4, 5.00%, 3/25/18	158,276
256,895	Citicorp Mortgage Securities, Inc., Series 2003-11, Class 2A3, 5.00%, 12/25/33	258,725
77,161	Citicorp Mortgage Securities, Inc., Series 2004-1, Class 1A1, 5.25%, 1/25/34	78,180
465,591	Citicorp Mortgage Securities, Inc., Series 2004-3, Class A9, 5.25%, 5/25/34	467,745
21,200	Citicorp Mortgage Securities, Inc., Series 2003-3, Class A4, 5.50%, 3/25/33	21,339
40,606	Citicorp Mortgage Securities, Inc., Series 2003-5, Class 1A1, 5.50%, 4/25/33	41,033

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$1,589,905	Citicorp Mortgage Securities, Inc., Series 2004-8, Class 1A1, 5.50%, 10/25/34	$1,590,030
151,125	Citicorp Mortgage Securities, Inc., Series 1994-3, Class A13, 6.50%, 2/25/24	150,871
62,988	Citicorp Residential Mortgage Securities, Inc., Series 2006-2, Class A1A, 5.87%, 9/25/36	62,693
188,394	Citigroup Mortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36	190,453
73,815	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 4.68%, 8/25/35(b)	73,892
28,340	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA1, 6.50%, 6/25/16	29,938
107,691	Citigroup Mortgage Loan Trust, Inc., Series 2004-2, Class 2A1, 6.50%, 8/25/18	111,030
400,896	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 6/25/31	411,295
103,646	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34	109,703
18,907	Commercial Mortgage Asset Trust, Series 1999-C1, Class A3, 6.64%, 1/17/32	19,102
65,841	Commercial Mortgage Pass-Through Certificates, Series 1999-1, Class A2, 6.46%, 5/15/32	65,880
66,518	Countrywide Alternative Loan Trust, Series 2004-12CB, Class 1A1, 5.00%, 7/25/19	65,416
132,420	Countrywide Alternative Loan Trust, Series 2004-18CB, Class 3A1, 5.25%, 9/25/19	132,989
198,796	Countrywide Alternative Loan Trust, Series 2005-32T1, Class A1, 5.25%, 8/25/35	199,765
494,138	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 1A2, 5.50%, 7/25/34	497,929
277,431	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A6, 5.50%, 8/25/34	278,979

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$1,124,326	Countrywide Alternative Loan Trust, Series 2005-1CB, Class 2A2, 5.50%, 3/25/35	$1,106,134
189,987	Countrywide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.50%, 11/25/35	188,813
176,375	Countrywide Alternative Loan Trust, Series 2005-70CB, Class A6, 5.50%, 12/25/35	179,964
2,147,816	Countrywide Alternative Loan Trust, Series 2005-86CB, Class A4, 5.50%, 2/25/36	2,099,760
206,230	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A3, 5.50%, 3/25/36	207,381
495,640	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	497,921
118,422	Countrywide Alternative Loan Trust, Series 2003-J1, Class 4A1, 6.00%, 10/25/32	121,345
56,053	Countrywide Alternative Loan Trust, Series 2004-J2, Class 7A1, 6.00%, 12/25/33	56,981
93,858	Countrywide Alternative Loan Trust, Series 2004-35T2, Class A1, 6.00%, 2/25/35	93,875
412,221	Countrywide Alternative Loan Trust, Series 2006-J2, Class A3, 6.00%, 4/25/36	399,433
2,790,001	Countrywide Alternative Loan Trust, Series 2006-19CB, Class A7, 6.00%, 8/25/36	2,814,625
140,625	Countrywide Alternative Loan Trust, Series 2006-31CB, Class A16, 6.00%, 11/25/36	142,712
145,587	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A4, 6.00%, 2/25/37	147,463
790,430	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37	802,305
400,238	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A7, 6.00%, 2/25/37	401,913
103,633	Countrywide Alternative Loan Trust, Series 2005-24, Class 1A1, 6.10%, 7/20/35(b)	92,638

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$160,742	Countrywide Alternative Loan Trust, Series 2004-J6, Class 2A1, 6.50%, 11/25/31	$163,103
249,641	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34	257,747
9,190	Countrywide Asset-Backed Certificates, Series 2004-13, Class AF3, 3.99%, 2/25/31	9,170
69,436	Countrywide Asset-Backed Certificates, Series 2002-S1, Class A5, 6.46%, 11/25/16(b)	69,263
138,225	Countrywide Home Equity Loan Trust, Series 2004-C, Class F, 4.46%, 1/15/34(b)	106,577
157,463	Countrywide Home Loans, Series 2003-58, Class 2A2, 4.49%, 2/19/34(b)	160,569
182,405	Countrywide Home Loans, Series 2003-J7, Class 3A2, 4.50%, 8/25/18	181,771
7,012	Countrywide Home Loans, Series 2002-31, Class A6, 4.50%, 1/25/33	6,998
351,617	Countrywide Home Loans, Series 2004-12, Class 12A1, 4.71%, 8/25/34(b)	345,828
86,531	Countrywide Home Loans, Series 2003-60, Class 2A1, 4.80%, 2/25/34(b)	86,579
174,628	Countrywide Home Loans, Series 2002-35, Class 3A1, 5.00%, 2/25/18	175,076
309,196	Countrywide Home Loans, Series 2002-35, Class 4A3, 5.00%, 2/25/18	316,615
737,111	Countrywide Home Loans, Series 2002-38, Class A2, 5.00%, 2/25/18	752,326
667,043	Countrywide Home Loans, Series 2003-14, Class A19, 5.00%, 6/25/33	671,340
150,357	Countrywide Home Loans, Series 2003-J7, Class 2A2, 5.00%, 8/25/33	150,850
118,294	Countrywide Home Loans, Series 2003-1, Class 1A10, 5.25%, 3/25/33	118,873

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$1,173,579	Countrywide Home Loans, Series 2002-19, Class 2A4, 5.50%, 11/25/17	$1,193,158
133,409	Countrywide Home Loans, Series 2003-14, Class A2, 5.50%, 6/25/33	134,627
76,271	Countrywide Home Loans, Series 2003-J5, Class 1A1, 5.50%, 7/25/33	77,644
159,402	Countrywide Home Loans, Series 2003-57, Class A1, 5.50%, 1/25/34	159,085
465,163	Countrywide Home Loans, Series 2004-1, Class A6, 5.50%, 2/25/34	469,262
587,732	Countrywide Home Loans, Series 2005-13, Class A1, 5.50%, 6/25/35	598,216
1,551,259	Countrywide Home Loans, Series 2002-21, Class A1, 5.75%, 11/25/17	1,547,951
202,347	Countrywide Home Loans, Series 2002-J5, Class 1A14, 5.75%, 1/25/33	204,067
182,143	Countrywide Home Loans, Series 2005-8R, Class A4, 6.00%, 10/25/34	185,970
358,536	Countrywide Home Loans, Series 2006-20, Class 1A6, 6.00%, 2/25/37	366,288
1,100,000	Countrywide Home Loans, Series 2006-16, Class 3A4, 6.50%, 11/25/36	1,059,373
5,297	Countrywide Home Loans, Series 2003-42, Class 1A1, 7.29%, 9/25/33(b)	5,427
401,356	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 4.62%, 11/25/34(b)	402,964
103,928	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 7A1, 5.00%, 9/25/15	105,608
950,026	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 8A1, 5.00%, 9/25/18	961,632
413,804	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-08, Class 1A2, 5.25%, 12/25/34	413,287

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$173,602	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 1A9, 5.25%, 8/25/35	$176,057
40,926	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 4A1, 5.50%, 11/25/17	41,737
168,157	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 5A1, 5.50%, 2/25/19	168,454
62,553	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-10, Class 1A1, 5.50%, 5/25/33	62,689
312,566	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	314,244
5,754,863	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A1, 5.50%, 10/25/33	5,808,397
241,098	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 8A2, 5.50%, 12/25/34	241,639
22,006	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 4A4, 5.50%, 12/25/34	21,870
329,497	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 1A1, 5.75%, 2/25/34	328,485
969,581	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A2, 6.00%, 2/25/34	978,065
312,637	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	318,591
385,399	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-29, Class 7A1, 6.50%, 12/25/33	392,716
95,051	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR2, Class 2A1, 6.81%, 2/25/33(b)	98,392
169,223	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33	170,399
376,356	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 7.24%, 11/25/32(b)	370,955

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$1,894,709	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2A1, 7.50%, 5/25/32	$1,906,436
277,998	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32	268,046
232,974	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32	244,184
244,483	Credit Suisse Mortgage Capital Certificates, Series 2006-1, Class 3A20, 5.75%, 2/25/36	246,882
125,733	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1B1, 3.24%, 10/25/36(b)	121,013
110,000	Deutsche Mortgage Securities, Inc., Series 2004-5, Class A3, 5.59%, 7/25/34	105,385
86,323	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1A, 6.01%, 10/25/36	85,840
127,455	Fannie Mae, Series 2003-24, Class BA, 4.00%, 4/25/17	128,000
23,582	Fannie Mae, Series 2004-90, Class XN, 4.35%, 3/25/34	23,791
45,594	Fannie Mae, Series 2003-81, Class TB, 4.50%, 9/25/18	44,096
14,967	Fannie Mae, Series 2003-36, Class TY, 4.50%, 7/25/22	14,935
417,701	Fannie Mae, 4.85%, 1/1/35, Pool # 805386(b)	424,161
11,838	Fannie Mae, Series 2003-13, Class PG, 5.00%, 11/25/32	11,948
39,580	Fannie Mae, Series 2005-87, Class CL, 5.00%, 10/25/35	39,631
82,523	Fannie Mae, Series 1999-1, Class K, 5.50%, 12/25/08	82,985
218,782	Fannie Mae, Series 2003-1, Class A, 5.50%, 8/25/30	222,895
21,170	Fannie Mae, Series 2001-53, Class CL, 5.50%, 6/25/31	21,144
89,256	Fannie Mae, Series 2002-63, Class CG, 5.50%, 6/25/31	90,252
234,747	Fannie Mae, Series 2001-W4, Class AF6, 5.61%, 1/25/32(b)	234,069
278,470	Fannie Mae, Series 2006-10, Class LC, 5.75%, 9/25/20	281,161

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$287,753	Fannie Mae, 5.81%, 7/1/36, Pool #805386(b)	$295,845
119,866	Fannie Mae, 5.83%, 7/1/27, Pool #123496(b)	120,741
15,219	Fannie Mae, Series 1993-191, Class PJ, 6.00%, 10/25/08	15,264
34,790	Fannie Mae, Series 1992-129, Class L, 6.00%, 7/25/22	36,546
57,577	Fannie Mae, Series 2003-46, Class TC, 6.00%, 5/25/30	57,891
653,268	Fannie Mae, Series 2513, Class PD, 6.00%, 2/15/32	675,811
27,066	Fannie Mae, 6.35%, 6/1/19, Pool #91574(b)	27,613
9,667	Fannie Mae, Series G94-2, Class D, 6.45%, 1/25/24	10,029
9,599	Fannie Mae, Series 2001-50, Class VB, 6.50%, 12/25/16	9,579
5,617	Fannie Mae, Series 1993-210, Class PL, 6.50%, 4/25/23	5,624
33,714	Fannie Mae, Series 1993-183, Class K, 6.50%, 7/25/23	34,549
644,646	Fannie Mae, Series 2005-112, Class BL, 6.50%, 12/25/35	646,164
84,863	Fannie Mae, Series 1993-255, Class C, 6.55%, 12/25/23	85,864
101,511	Fannie Mae, 6.66%, 12/1/22, Pool #303247(b)	102,867
213,792	Fannie Mae, 6.80%, 2/1/30, Pool #556998(b)	215,905
75,217	Fannie Mae, Series 2001-W1, Class AF6, 6.90%, 7/25/31	75,031
74,782	Fannie Mae, 6.99%, 6/1/32, Pool #725286(b)	77,983
1,534	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	1,663
19,521	Fannie Mae, Series 1993-250, Class Z, 7.00%, 12/25/23	20,788
2,686	Fannie Mae, 7.50%, 10/1/09, Pool #303057	2,717
120,419	Fannie Mae, Series 1991-165, Class L, 7.50%, 12/25/21	124,343
5,912	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	6,322
29,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	31,557
1,089	Fannie Mae, Series 1992-11, Class E, 8.00%, 12/25/21	1,091

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$13,567	Fannie Mae, Series 1992-34, Class G, 8.00%, 3/25/22	$14,352
85,252	Fannie Mae Whole Loan, Series 2001-W2, Class AF6, 6.59%, 10/25/31	85,054
41,924	First Horizon ABS Trust, Series 2004-HE4, Class A2, 4.07%, 7/25/19	41,271
95,675	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, 5.30%, 9/25/34(b)	96,073
125,370	First Horizon Alternative Mortgage Securities, Series 2005-FA1, Class 1A6, 5.50%, 3/25/35	126,341
519,239	First Horizon Alternative Mortgage Securities, Series 2006-FA3, Class A6, 6.00%, 7/25/36	502,731
257,158	First Horizon Alternative Mortgage Securities, Series 2004-FA1, Class 1A1, 6.25%, 10/25/34	261,978
247,266	First Horizon Alternative Mortgage Securities, Series 2006-FA5, Class A3, 6.25%, 8/25/36	250,779
400,828	First Horizon Mortgage Pass-Through Trust, Series 2004-1, Class 2A1, 4.75%, 3/25/19	401,709
164,900	First Horizon Mortgage Pass-Through Trust, Series 2003-1, Class 2A1, 5.00%, 3/25/18	165,466
88,510	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 5.33%, 10/25/35(b)	89,207
486,288	First Horizon Mortgage Pass-Through Trust, Series 2003-10, Class 1A2, 5.50%, 1/25/34	491,491
839,052	First Horizon Mortgage Pass-Through Trust, Series 2006-2, Class 1A12, 6.00%, 8/25/36	860,955
89,965	Freddie Mac, Series 2695, Class GU, 3.50%, 11/15/22	89,851
59,605	Freddie Mac, Series 1228, Class M, 3.51%, 3/15/22(b)	59,875
99,501	Freddie Mac, Series 2752, Class EJ, 4.00%, 2/15/14	99,364
56,717	Freddie Mac, Series 2672, Class NF, 4.00%, 12/15/16	56,556
43,329	Freddie Mac, Series 2542, Class AF, 4.50%, 11/15/11	43,381

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$25,765	Freddie Mac, Series 2508, Class CR, 4.50%, 3/15/16	$25,823
1,214,982	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	1,218,035
56,494	Freddie Mac, Series 2835, Class DG, 4.50%, 12/15/20	56,641
22,942	Freddie Mac, Series 2957, Class KJ, 4.50%, 10/15/24	23,089
446,064	Freddie Mac, Series 2573, Class GA, 5.00%, 1/15/13	452,686
22,428	Freddie Mac, Series 2497, Class NF, 5.00%, 1/15/16	22,510
297,081	Freddie Mac, Series 2478, Class BG, 5.00%, 12/15/21	299,957
149,992	Freddie Mac, Series 2516, Class EC, 5.00%, 2/15/22	153,055
33,902	Freddie Mac, Series 2517, Class DC, 5.00%, 5/15/29	33,931
31,580	Freddie Mac, Series 3125, Class A, 5.13%, 12/15/13	31,657
753,340	Freddie Mac, Series 2528, Class ME, 5.25%, 5/15/30	763,870
3,073	Freddie Mac, 5.50%, 1/1/14, Pool #E77412	3,140
95,896	Freddie Mac, 5.85%, 4/1/36, Pool #1N0148(b)	97,830
11,753	Freddie Mac, Series 2425, Class MD, 6.00%, 2/15/21	11,815
95,626	Freddie Mac, Series 2113, Class QE, 6.00%, 11/15/27	96,196
262,382	Freddie Mac, Series 2064, Class M, 6.00%, 6/15/28	273,493
58,601	Freddie Mac, Series 2426, Class GH, 6.00%, 8/15/30	58,919
233,097	Freddie Mac, Series 2523, Class BD, 6.00%, 1/15/32	240,254
29,830	Freddie Mac, Series 1599, Class C, 6.10%, 10/15/23	30,910
76,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	79,840
1,130	Freddie Mac, Series 1539, Class PM, 6.50%, 6/15/08	1,129
38,586	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	40,122
13,957	Freddie Mac, 6.50%, 3/1/17, Pool #350044(b)	14,236
36,892	Freddie Mac, Series 180, Class H, 6.50%, 9/15/21	39,408

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$15,504	Freddie Mac, Series 1173, Class E, 6.50%, 11/15/21	$15,885
52,800	Freddie Mac, Series 1643, Class E, 6.50%, 5/15/23	53,716
22,264	Freddie Mac, Series 1558, Class D, 6.50%, 7/15/23	22,784
8,000	Freddie Mac, Series 2290, Class LL, 6.50%, 2/15/31	8,395
13,627	Freddie Mac, Series 1568, Class D, 6.75%, 8/15/23	14,285
22,526	Freddie Mac, Series 114, Class H, 6.95%, 1/15/21	22,493
5,486	Freddie Mac, Series 139, Class G, 7.00%, 4/15/21	5,478
17,167	Freddie Mac, Series 1163, Class JA, 7.00%, 11/15/21	17,146
1,973	Freddie Mac, Series 1217, Class I, 7.00%, 3/15/22	1,990
9,838	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23	10,322
5,000	Freddie Mac, Series 53, Class A, 7.13%, 7/20/26	5,427
8,473	Freddie Mac, 8.00%, 12/1/09, Pool #182015	8,706
98,273	Freddie Mac, Series 33, Class D, 8.00%, 4/15/20	104,095
22,585	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	24,441
15,887	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22	17,410
240,167	Freddie Mac, Series 85, Class C, 8.60%, 1/15/21	259,869
3,500,000	Fremont Home Loan Trust, Series 2004-3, Class M5, 4.63%, 11/25/34(b)	2,811,009
560,296	GMAC Mortgage Corp. Loan Trust, Series 2003-J4, Class 3A1, 4.75%, 9/25/18	563,447
325,207	GMAC Mortgage Corp. Loan Trust, Series 2003-J1, Class A3, 5.25%, 3/25/18	331,799
170,422	GMAC Mortgage Corp. Loan Trust, Series 2004-J1, Class A2, 5.25%, 4/25/34	173,184
585,406	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1, 5.30%, 11/19/35(b)	584,569

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$350,862	GMAC Mortgage Corp. Loan Trust, Series 2004-J4, Class A1, 5.50%, 9/25/34	$356,679
2,225	Government National Mortgage Assoc., Series 2003-12, Class ON, 4.00%, 2/16/28	2,222
84,032	Government National Mortgage Assoc., 4.75%, 5/20/34, Pool #80916(b)	84,498
10,000	Government National Mortgage Assoc., Series 2002-70, Class TN, 5.25%, 10/20/29	10,058
36,729	Government National Mortgage Assoc., 6.00%, 11/20/29, Pool #876947(b)	36,915
14,820	Government National Mortgage Assoc., Series 2001-56, Class PQ, 6.00%, 8/20/30	14,917
75,141	Government National Mortgage Assoc., Series 2001-62, Class PG, 6.00%, 1/20/31	76,389
89,711	Government National Mortgage Assoc., Series 2002-52, Class CJ, 6.00%, 9/20/31	91,902
27,330	Government National Mortgage Assoc., 6.13%, 12/20/18, Pool #8437(b)	27,477
11,710	Government National Mortgage Assoc., 6.13%, 12/20/21, Pool #8889(b)	11,755
8,183	Government National Mortgage Assoc., Series 2002-25, Class B, 6.21%, 3/16/21	8,244
13,190	Government National Mortgage Assoc., 6.25%, 3/20/29, Pool #80263(b)	13,392
26,777	Government National Mortgage Assoc., 6.38%, 1/20/23, Pool #8123(b)	27,283
24,085	Government National Mortgage Assoc., 6.38%, 1/20/25, Pool #8580(b)	24,575
31,049	Government National Mortgage Assoc., 6.38%, 1/20/25, Pool #8585(b)	31,659
13,585	Government National Mortgage Assoc., 6.38%, 3/20/26, Pool #8832(b)	13,833

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$13,020	Government National Mortgage Assoc., 6.43%, 12/20/27, Pool #80141(b)	$13,016
14,669	Government National Mortgage Assoc., 6.50%, 2/20/16, Pool #8103(b)	15,061
1,415	Government National Mortgage Assoc., 6.50%, 7/15/23, Pool #350795	1,485
638	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	672
18,270	Government National Mortgage Assoc., Series 2002-12, Class MB, 6.50%, 10/20/31	18,551
4,038	Government National Mortgage Assoc., 7.00%, 9/15/09, Pool #380616	4,191
674	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool #1655	724
680	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool #2320	730
1,272	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool #376439	1,373
200	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #423563	220
183,275	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33	182,116
361,786	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 4.56%, 11/25/35(b)	362,513
1,524,549	GSR Mortgage Loan Trust, Series 2003-3F, Class 1A2, 5.00%, 4/25/33	1,528,166
461,006	GSR Mortgage Loan Trust, Series 2005-8F, Class 7A1, 5.50%, 10/25/20	474,884
352,725	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 5.70%, 4/25/35(b)	341,551
284,673	GSR Mortgage Loan Trust, Series 2002-3F, Class 1AA, 6.00%, 8/25/16	284,454

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$37,067	GSR Mortgage Loan Trust, Series 2004-2F, Class 9A1, 6.00%, 9/25/19	$37,650
257,208	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35	264,576
173,026	GSR Mortgage Loan Trust, Series 2004-2F, Class 11A1, 7.00%, 9/25/19	179,969
158,964	Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A, 5.30%, 12/19/35(b)	155,806
487,975	Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1B, 7.28%, 1/19/35(b)	490,751
34,167	IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%, 6/20/29(b)	34,102
374,088	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 3A, 4.66%, 8/25/34(b)	372,977
184,277	Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 6.08%, 7/25/36(b)	167,358
392,753	Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 4A2, 6.13%, 9/25/36(b)	371,686
191,789	Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2, 6.45%, 8/25/36(b)	162,302
83,909	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 7.02%, 8/25/34(b)	84,342
38,354	Indymac Index Mortgage Loan Trust, Series 2004-AR6, Class 3A2, 7.38%, 10/25/34(b)	38,501
418,468	JP Morgan Adjustable Rate Mortgage Trust, Series 2005-A2, Class 3A1, 4.90%, 4/25/35(b)	417,375
50,000	JP Morgan Adjustable Rate Mortgage Trust, Series 2005-A7, Class 1A2, 4.99%, 10/25/35(b)	50,280
87,000	JP Morgan Adjustable Rate Mortgage Trust, Series 2005-A6, Class 3A2, 5.22%, 9/25/35(b)	87,489
88,766	JP Morgan Adjustable Rate Mortgage Trust, Series 2006-A5, Class 3A4, 5.95%, 8/25/36(b)	89,135

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$570,753	JP Morgan Alternative Loan Trust, Series 2006-A7, Class 2A8, 5.83%, 12/25/36	$486,818
102,801	JP Morgan Mortgage Trust, Series 2005-A4, Class 3A1, 5.18%, 7/25/35(b)	102,550
164,360	JP Morgan Mortgage Trust, Series 2006-S1, Class 3A3, 5.50%, 4/25/36	167,531
154,089	Lehman Mortgage Trust, Series 2005-2, Class 2A3, 5.50%, 12/25/35	155,037
164,163	Master Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, 3.82%, 4/21/34(b)	164,187
22,799	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34	23,063
662,907	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33	673,247
999,877	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	1,025,811
99,713	Master Alternative Loans Trust, Series 2004-3, Class 6A1, 6.50%, 4/25/34	100,554
457,213	Master Alternative Loans Trust, Series 2003-8, Class 4A1, 7.00%, 12/25/33	474,347
87,915	Master Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34	87,997
29,946	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34	30,535
340,656	Master Alternative Loans Trust, Series 2004-5, Class 6A1, 7.00%, 6/25/34	347,948
1,004,154	Master Asset Securitization Trust, Series 2003-3, Class 2A1, 5.00%, 4/25/18	1,018,012
29,807	Master Asset Securitization Trust, Series 2003-4, Class 2A2, 5.00%, 5/25/18	30,371
442,567	Master Asset Securitization Trust, Series 2003-11, Class 7A6, 5.25%, 2/25/15	452,614

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$386,565	Master Asset Securitization Trust, Series 2002-8, Class 1A2, 5.25%, 12/25/17	$383,511
386,884	Master Asset Securitization Trust, Series 2003-8, Class 3A9, 5.25%, 9/25/33	388,157
96,640	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	96,440
202,293	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	208,803
1,624,589	Master Asset Securitization Trust, Series 2004-9, Class 2A1, 5.50%, 9/25/34	1,653,472
192,003	Master Seasoned Securities Trust, Series 2005-1, Class 2A1, 6.20%, 9/25/17(b)	196,024
114,009	Merrill Lynch Mortgage Investors Trust, Series 2004-A2, Class 1A, 5.74%, 7/25/34(b)	113,101
18,884	Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class 2A2, 4.56%, 2/25/34(b)	18,779
39,812	Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A2, 6.48%, 11/15/26	39,864
185,215	MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2, 4.72%, 12/25/34(b)	184,550
335,516	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 3A, 4.57%, 8/25/34(b)	336,411
190,446	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 6.12%, 8/25/34(b)	191,334
1,531,923	Morgan Stanley Mortgage Loan Trust, Series 2004-9, Class 1A, 6.15%, 11/25/34(b)	1,568,785
1,670,189	Morgan Stanley Mortgage Loan Trust, Series 2004-4, Class 2A, 6.38%, 9/25/34(b)	1,721,861
180,409	Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 5.29%, 8/25/35(b)	174,265
635,000	Nomura Asset Acceptance Corp., Series 2006-AF2, Class 1A3, 6.22%, 8/25/36	628,065

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$57,215	Nomura Asset Securities Corp., Series 1998-D6, Class A1B, 6.59%, 3/15/30	$57,276
786,706	Prime Mortgage Trust, Series 2004-CL1, Class 2A1, 5.00%, 2/25/19	800,917
120,000	RAAC, Series 2005-SP1, Class 2A7, 5.25%, 9/25/34	122,441
300,321	RAAC, Series 2004-SP2, Class A1, 6.00%, 1/25/17(b)	313,492
327,252	Residential Accredit Loans, Inc., Series 2002-QS19, Class A5, 4.20%, 12/25/32	322,462
100,000	Residential Accredit Loans, Inc., Series 2004-QS8, Class A2, 5.00%, 6/25/34	99,159
225,175	Residential Accredit Loans, Inc., Series 2003-QS17, Class NB1, 5.25%, 9/25/33	224,429
458,415	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 5.33%, 9/25/34(b)	460,834
852,601	Residential Accredit Loans, Inc., Series 2004-QS11, Class A3, 5.50%, 8/25/34	856,080
805,507	Residential Accredit Loans, Inc., Series 2003-QS19, Class A1, 5.75%, 10/25/33	814,014
1,802,618	Residential Accredit Loans, Inc., Series 2005-QS17, Class A10, 6.00%, 12/25/35	1,819,330
283,282	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A2, 6.00%, 6/25/36	286,492
1,283,000	Residential Accredit Loans, Inc., Series 2006-QS10, Class A8, 6.00%, 8/25/36	1,266,258
165,684	Residential Accredit Loans, Inc., Series 2002-QS8, Class A5, 6.25%, 6/25/17	165,311
123,644	Residential Accredit Loans, Inc., Series 2001-QS16, Class A2, 6.25%, 11/25/31	123,460
24,984	Residential Accredit Loans, Inc., Series 2001-QS18, Class A1, 6.50%, 12/25/31	24,933
101,892	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21, 7.37%, 1/25/36(b)	93,505

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$1,023,179	Residential Asset Mortgage Products, Inc., Series 2002-RS2, Class AI5, 6.03%, 3/25/32	$995,270
375,780	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 6.20%, 9/25/33	265,895
287,140	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	296,517
132,569	Residential Asset Securitization Trust, Series 2003-A12, Class A1, 5.00%, 11/25/18	134,045
210,911	Residential Asset Securitization Trust, Series 2004-A1, Class A1, 5.25%, 4/25/34	207,226
193,852	Residential Asset Securitization Trust, Series 2006-A9CB, Class A5, 6.00%, 9/25/36	195,127
211,628	Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.00%, 5/25/37	212,747
1,753,218	Residential Asset Securitization Trust, Series 2006-A15, Class A16, 6.25%, 1/25/37	1,776,334
182,889	Residential Asset Securitization Trust, Series 2001-KS2, Class AI6, 6.49%, 10/25/30(b)	182,369
371,815	Residential Funding Mortgage Securities I, Series 2003-S11, Class A1, 2.50%, 6/25/18	365,887
1,103,249	Residential Funding Mortgage Securities I, Series 2004-HS1, Class AI6, 3.64%, 3/25/34	861,360
423,334	Residential Funding Mortgage Securities I, Series 2002-S20, Class A1, 4.00%, 12/25/17	427,450
794,872	Residential Funding Mortgage Securities I, Series 2003-S2, Class A8, 4.75%, 2/25/33	800,198
134,256	Residential Funding Mortgage Securities I, Series 2002-S17, Class A1, 5.00%, 11/25/17	135,794
86,063	Residential Funding Mortgage Securities I, Series 2003-S6, Class A1, 5.00%, 4/25/18	88,131
381,142	Residential Funding Mortgage Securities I, Series 2004-S4, Class 1A5, 5.25%, 4/25/34	384,592

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$591,450	Residential Funding Mortgage Securities I, Series 2004-S6, Class 1A4, 5.50%, 6/25/34	$598,229
288,834	Residential Funding Mortgage Securities I, Series 2005-S4, Class A1, 5.50%, 5/25/35	292,576
314,176	Residential Funding Mortgage Securities I, Series 2005-S7, Class A1, 5.50%, 11/25/35	318,333
336,629	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32	345,389
386,784	Residential Funding Securities Corp., Series 2002-RM1, Class AI1, 5.50%, 12/25/17	391,311
545,000	Soundview Home Equity Loan Trust, Series 2005-B, Class M2, 5.73%, 5/25/35	336,080
335,703	SSB RV Trust, Series 2001-1, Class A5, 6.30%, 4/15/16	337,351
127,782	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 1A2, 5.25%, 12/25/35(b)	128,721
240,945	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 1A, 7.10%, 6/25/34(b)	242,579
15,081	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, 7.20%, 2/25/34(b)	15,333
218,006	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 1A2, 7.20%, 12/25/34(b)	214,817
854,470	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 1A1, 7.33%, 4/25/34(b)	817,172
194,837	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 7.37%, 11/25/34(b)	196,263
568,659	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	569,333
88,924	Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A1, 7.15%, 12/27/35(b)	90,050
154,810	Structured Asset Securities Corp., Series 2003-24A, Class 1A3, 5.00%, 7/25/33(b)	155,543

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$407,714	Structured Asset Securities Corp., Series 2003-21, Class 1A3, 5.50%, 7/25/33	$389,082
1,812,245	Structured Asset Securities Corp., Series 2005-5, Class 2A1, 5.50%, 4/25/35	1,827,492
1,935,918	Structured Asset Securities Corp., Series 2003-10, Class A, 6.00%, 4/25/33	1,959,513
517,652	Structured Asset Securities Corp., Series 2004-20, Class 4A1, 6.00%, 11/25/34	521,467
1,136,581	Structured Asset Securities Corp., Series 2005-15, Class 4A1, 6.00%, 8/25/35	1,153,985
505,230	Structured Asset Securities Corp., Series 2002-3, Class 2A2, 6.50%, 3/25/32	505,474
4,000	Structured Mortgage Asset Residential Trust, Series 1992-12B, Class G, 7.60%, 1/25/24	3,765
15,879	Summit Mortgage Trust, Series 2001-1, Class B1, 6.65%, 12/28/12(b)	15,879
27,644	Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A2, 5.68%, 4/15/34	27,616
696,015	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.32%, 8/20/35(b)	653,960
65,827	WAMU Mortgage Pass-Through Certificates, Series 2003-S2, Class A2, 5.00%, 5/25/18	66,713
394,098	WAMU Mortgage Pass-Through Certificates, Series 2003-S10, Class A2, 5.00%, 10/25/18	399,648
60,985	WAMU Mortgage Pass-Through Certificates, Series 2004-AR10, Class A1B, 5.36%, 7/25/44(b)	56,685
557,022	WAMU Mortgage Pass-Through Certificates, Series 2005-8, Class 1A8, 5.50%, 10/25/35	561,626
323,302	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	306,837
930,000	Washington Mutual, Series 2003-AR10, Class A5, 4.06%, 10/25/33(b)	929,051

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$92,097	Washington Mutual, Series 2004-AR3, Class A2, 4.24%, 6/25/34(b)	$92,253
132,601	Washington Mutual, Series 2003-S7, Class A1, 4.50%, 8/25/18	131,648
107,224	Washington Mutual, Series 2003-S13, Class 21A1, 4.50%, 12/25/18	107,643
260,496	Washington Mutual, Series 2003-S3, Class 1A46, 5.00%, 6/25/33	263,484
18,270	Washington Mutual, Series 2002-S8, Class 2A7, 5.25%, 1/25/18	18,418
5,596	Washington Mutual, Series 2003-MS8, Class 1A7, 5.50%, 5/25/33	5,597
1,479,941	Washington Mutual, Series 2003-S5, Class 1A1, 5.50%, 6/25/33	1,486,679
53,104	Washington Mutual, Series 2006-AR8, Class 1A1, 5.88%, 8/25/46(b)	53,497
1,267,422	Washington Mutual, Series 2004-S3, Class 3A1, 6.00%, 7/25/34	1,295,044
1,276,936	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 5.65%, 11/25/36	1,281,628
1,500,000	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-7, Class A2A, 5.67%, 9/25/36	1,536,679
90,000	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR10, Class A6, 4.06%, 10/25/33(b)	90,012
472,401	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A1, 4.83%, 10/25/35(b)	472,415
279,738	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A2, 5.94%, 9/25/36(b)	280,682
2,771,807	Washington Mutual Mortgage Pass-Through Certificates, Series 2002-S5, Class 1A8, 6.50%, 9/25/32	2,766,322
129,361	Washington Mutual Mortgage Pass-Through Trust, Series 2003-MS6, Class 3A1, 4.55%, 5/25/33	129,323

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$220,893	Washington Mutual Mortgage Pass-Through Trust, Series 2003-MS2, Class 3A1, 5.00%, 3/25/18	$219,444
544,162	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS8, Class 2A1, 5.25%, 12/25/17	551,085
358,486	Washington Mutual Mortgage Pass-Through Trust, Class 2002-MS7, Series 2A1, 5.50%, 10/25/17	365,044
291,045	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS2, Class 2A1, 6.00%, 4/25/17	290,381
706,358	Washington Mutual Mortgage Pass-Through Trust, Series 2006-5, Class 2CB1, 6.00%, 7/25/36	712,614
110,263	Washington Mutual Mortgage Pass-Through Trust, Series 2006-5, Class 3A1A, 6.25%, 7/25/36	111,875
382,622	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS2, Class 3A1, 6.50%, 5/25/32	381,675
678,684	Washington Mutual Pass-Through Certificates, Series 2003-S8, Class A4, 4.50%, 9/25/18	680,238
191,153	Wells Fargo Alternative Loan Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35	184,501
41,055	Wells Fargo Mortgage Backed Securities, Series 2005-AR10, Class 2A19, 3.50%, 6/25/35(b)	40,887
143,537	Wells Fargo Mortgage Backed Securities, Series 2004-EE, Class 3A1, 4.00%, 12/25/34(b)	145,122
184,232	Wells Fargo Mortgage Backed Securities, Series 2004-H, Class A1, 4.52%, 6/25/34(b)	183,800
354,066	Wells Fargo Mortgage Backed Securities, Series 2005-AR1, Class 1A1, 4.54%, 2/25/35(b)	354,966
20,996	Wells Fargo Mortgage Backed Securities, Series 2003-3, Class 1A8, 5.75%, 4/25/33	21,080
100,000	Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class A5, 3.54%, 9/25/34(b)	99,799
45,150	Wells Fargo Mortgage Backed Securities Trust, Series 2004-N, Class A3, 4.10%, 8/25/34(b)	45,081

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$83,961	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR9, Class 3A1, 4.36%, 5/25/35(b)	$84,115
520,122	Wells Fargo Mortgage Backed Securities Trust, Series 2003-1, Class 1A4, 5.00%, 2/25/18	531,826
98,430	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A4, 5.24%, 4/25/36(b)	98,765
146,771	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 3A1, 5.25%, 1/25/20	147,342
197,495	Wells Fargo Mortgage Backed Securities Trust, Series 2003-9, Class 1A12, 5.25%, 8/25/33	199,107
248,206	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 1A1, 5.36%, 10/25/35(b)	248,604
66,087	Wells Fargo Mortgage Backed Securities Trust, Series 2003-4, Class A15, 5.50%, 6/25/33	67,098
234,877	Wells Fargo Mortgage Backed Securities Trust, Series 2003-17, Class 2A4, 5.50%, 1/25/34	237,719
3,472,147	Wells Fargo Mortgage Backed Securities Trust, Series 2004-1, Class A29, 5.50%, 2/25/34	3,499,021
113,647	Wells Fargo Mortgage Backed Securities Trust, Series 2004-I, Class 1A1, 7.08%, 7/25/34(b)	113,866

Total Mortgage Backed Securities (Cost $142,244,887)		143,075,526

Corporate Bonds (16.5%)
Banking (1.8%)
3,195,000	Bank of America Corp., 7.70%, 12/31/26, Callable 12/31/08 @ 103.02(c)	3,251,567
500,000	JPMorgan Chase & Co., 6.50%, 1/15/09	508,813

		3,760,380

Financial Services (13.5%)
1,000,000	Alesco Preferred Funding Ltd., 5.73%, 12/23/35, Series 8A, Class C2(b)	935,000

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Principal Amount	Security Description	Value
Corporate Bonds, continued:
Financial Services, continued:
$1,500,000	Alesco Preferred Funding Ltd., 6.33%, 9/23/36, Series 10A, Class C2(b)(c)	$1,413,750
2,750,000	Alesco Preferred Funding Ltd., 6.48%, 3/23/35, Series 6A, Class C1(b)(c)	2,612,500
225,000	Genworth Global Funding, 3.12%, 11/27/09(b)	217,837
2,000,000	I-Preferred Term Securities, 7.23%, 12/11/32, Callable 4/10/08 @ 100(b)(c)	1,888,000
5,000,000	I-Preferred Term Securities, 7.23%, 12/11/32, Callable 4/10/08 @ 100(b)(c)	4,720,000
2,000,000	Lehman Brothers Holdings, 6.00%, 7/19/12	2,056,056
1,500,000	Preferred Term Securities IV, 4.91%, 6/24/34, Callable 6/24/09 @ 100(b)(c)	1,410,000
500,000	Preferred Term Securities IX, 6.66%, 4/3/33, Callable 4/10/08 @ 100(b)(c)	490,625
812,861	Preferred Term Securities V, 6.96%, 4/3/32, Continuously Callable @ 100(b)(c)	784,411
5,000,000	Preferred Terms Securities XI, 5.30%, 9/24/33, Callable 9/24/08 @ 100(b)(c)	4,875,000
2,490,203	Preferred Terms Securities XVI, 6.54%, 3/23/35, Callable 12/23/09 @ 100(b)	2,406,408
970,854	Preferred Terms XXIII, 6.15%, 12/22/36(a)	852,410
3,000,000	Reg Diversified Funding, 4.65%, 1/25/36(b)(c)	2,827,500
2,400,000	Taberna Preferred Funding Ltd., 4.55%, 8/5/36, Series 2006-5A, Class A3(b)(c)	1,440,000

		28,929,497

Security Brokers & Dealers (1.2%)
2,000,000	Bear Stearns Co., Inc., 5.35%, 2/1/12	1,969,280
700,000	Bear Stearns Co., Inc., 7.00%, 9/24/21	666,864

		2,636,144

Total Corporate Bonds (Cost $37,761,215)		35,326,021

Principal Amount	Security Description	Value
U.S. Government Agency Securities (8.5%)
	Fannie Mae
$125,000	4.00%, 3/26/10, Callable 3/26/08 @ 100*	$125,110
40,000	4.00%, 3/3/16, Callable 3/3/08 @ 100(b)*	40,000
166,000	4.00%, 4/15/19, Callable 4/15/08 @ 100(b)*	166,237
10,000	4.50%, 9/17/14, Callable 3/17/08 @ 100(b)*	10,005
150,000	4.88%, 4/26/19, Callable 3/24/08 @ 100(b)*	150,062
5,000,000	5.00%, 10/15/11	5,347,695
	Federal Home Loan Bank
200,000	3.00%, 4/1/08, Continuously Callable @ 100	200,001
250,000	3.02%, 3/12/08, Continuously Callable @ 100*	249,922
250,000	3.40%, 7/30/08, Callable 4/30/08 @ 100*	250,249
100,000	3.57%, 1/30/09, Callable 4/30/08 @ 100*	100,192
100,000	4.00%, 12/30/08, Continuously Callable @ 100(b)	100,120
200,000	4.00%, 9/30/09, Callable 3/30/08 @ 100(b)*	200,357
100,000	4.00%, 10/15/09, Callable 4/15/08 @ 100(b)*	100,183
200,000	4.00%, 7/10/13, Callable 4/10/08 @ 100(b)*	200,234
50,000	4.10%, 10/21/08, Continuously Callable @ 100	50,004
100,000	4.20%, 7/16/08, Callable 4/16/08 @ 100(b)*	100,169
25,000	4.27%, 3/17/08, Continuously Callable @ 100*	25,003
200,000	4.50%, 7/24/18, Callable 4/24/08 @ 100(b)*	200,523
26,250	5.00%, 2/26/09, Continuously Callable @ 100(b)	26,925
175,000	5.00%, 6/11/13, Callable 3/11/07 @ 100(b)*	175,084
100,000	5.00%, 3/9/15, Callable 3/9/09 @ 100(b)*	100,029
230,000	5.00%, 6/4/18, Callable 3/4/08 @ 100(b)*	230,014
3,000,000	5.00%, 7/16/18, Callable 4/16/08 @ 100(b)*	3,000,645
300,000	5.25%, 12/30/11, Callable 3/30/08 @ 100(b)*	300,625

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
	Freddie Mac
$250,000	3.25%, 12/18/08, Continuously Callable @ 100	$250,011
100,000	3.50%, 3/12/08, Continuously Callable @ 100	99,984
630,000	4.00%, 2/13/14, Callable 05/13/08 @ 100*	631,187
169,000	4.00%, 9/13/19, Callable 3/13/08 @100(b)*	169,054
5,000,000	4.13%, 10/18/10	5,184,650
330,000	4.50%, 3/26/10, Callable 3/26/08 @ 100(b)*	330,423
84,000	5.00%, 12/24/18, Callable 3/24/08 @ 100(b)*	84,111

Total U.S. Government Agency Securities (Cost $17,756,702)		18,198,808

Shares or Principal Amount	Security Description	Value
U.S. Treasury Obligations (2.5%)
$5,000,000	U.S. Treasury Notes, 4.25%, 9/30/12	$5,393,360

Total U.S. Treasury Obligations (Cost $4,978,906)		5,393,360

Investments in Affiliates (3.9%)
8,288,851	American Performance Institutional Cash Management Fund	8,288,851

Total Investments in Affiliates (Cost $8,288,851)		8,288,851

Total Investments (Cost $215,221,066)(d)—100.3%		214,765,703
Liabilities in excess of other assets—(0.3)%		(671,264)

Net Assets—100.0%		$214,094,439

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. The total value of illiquid restricted securities represents 1.49% of net assets.
(b)	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2008. The date presented reflects the final maturity date.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Represents cost for financial reporting purposes.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments

February 29, 2008

(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Securities (1.2%)
$121,396	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20(a)	$122,445
207,183	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21(a)	208,217
249,718	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20(a)	250,556
295,683	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12(a)	310,700
160,423	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.39%, 12/25/34(b)	160,026
165,743	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10(a)	171,311
46,098	PSB Lending Home Loan Owner Trust, Series 1997-4, Class M1, 8.38%, 5/20/24	45,996

Total Asset Backed Securities (Cost $1,178,070)		1,269,251

Mortgage Backed Securities (54.2%)
565,619	ABFS Mortgage Loan Trust, Series 2002-1 , Class A5, 6.51%, 12/15/32	558,348
170,000	American Home Mortgage Investment Trust, Series 2005-2, Class 5A1, 5.06%, 9/25/35	175,449
146,832	Banc of America Alternative Loan Trust, Series 2005-9, Class 5A1, 5.50%, 10/25/20	149,034
371,958	Banc of America Alternative Loan Trust, Series 2004-4, Class 4A1, 5.75%, 5/25/34	376,146
250,960	Banc of America Alternative Loan Trust, Series 2005-5, Class 2CB1, 6.00%, 6/25/35	253,078
1,450,000	Banc of America Alternative Loan Trust, Series 2007-1, Class 3A28, 6.00%, 4/25/37	1,427,920
240,087	Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	244,814
7,684	Banc of America Commerical Mortgage, Inc., Series 2004-1, Class A2, 4.04%, 11/10/39	7,584

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$62,711	Banc of America Funding Corp., Series 2004-B, Class 5A1, 5.22%, 11/20/34(b)	$63,284
322,280	Banc of America Funding Corp., Series 2003-1, Class A1, 6.00%, 5/20/33	322,784
147,514	Banc of America Mortgage Securities, Series 2003-9, Class 3A1, 5.00%, 12/25/18	148,021
88,179	Banc of America Mortgage Securities, Series 2003-1, Class 2A2, 5.25%, 2/25/18	90,699
233,456	Banc of America Mortgage Securities, Series 2004-8, Class 3A1, 5.25%, 10/25/19	234,879
282,000	Banc of America Mortgage Securities, Series 2004-4, Class 2A2, 5.50%, 5/25/34	244,840
176,115	Bear Stearns Mortgage Trust, Series 2003-7, Class 4A, 4.91%, 10/25/33(b)	173,247
162,769	Bear Stearns Mortgage Trust, Series 2004-9, Class 12A3, 4.96%, 11/25/34(b)	162,991
224,015	Cendant Mortgage Corp., Series 2003-9, Class 1A6, 5.25%, 11/25/33	227,768
249,758	Chase Mortgage Finance Corp., Series 2003-S1, Class 2A1, 5.00%, 2/25/18	256,091
116,937	Chase Mortgage Finance Corp., Series 2003-S2, Class A1, 5.00%, 3/25/18	119,880
45,185	Chase Mortgage Finance Corp., Series 2004-S1, Class A3, 5.50%, 2/25/19	45,848
260,846	Chase Mortgage Finance Corp., Series 2007-S2, Class 2A1, 5.50%, 3/25/37	268,019
399,174	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35	406,805
255,807	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	263,291
1,306,131	Citi Mortgage Alternative Loan Trust, Series 2007-A2, Class 1A5, 6.00%, 2/25/37	1,321,490

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$1,650,000	Citi Mortgage Alternative Loan Trust, Series 2007-A6, Class 1A13, 6.00%, 6/25/37	$1,455,068
558,155	Citicorp Mortgage Securities, Inc., Series 2004-9, Class 1A9, 5.25%, 12/25/34	562,779
58,710	Citicorp Mortgage Securities, Inc., Series 2003-9, Class A14, 5.50%, 10/25/33	59,132
169,957	Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A1, 5.50%, 12/25/18	172,400
189,423	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	196,014
49,068	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A3, 6.75%, 7/25/34	50,832
35,111	Countrywide Alternative Loan Trust, Series 2003-12CB, Class 2A1, 5.00%, 7/25/18	35,320
166,453	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	166,973
105,000	Countrywide Alternative Loan Trust, Series 2003-13T1, Class A7, 5.00%, 8/25/33	99,492
227,565	Countrywide Alternative Loan Trust, Series 2003-J7, Class 2A3, 5.00%, 8/25/33	228,332
163,913	Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.25%, 3/25/35	156,452
568,909	Countrywide Alternative Loan Trust, Series 2005-1CB, Class 2A2, 5.50%, 3/25/35	559,704
463,796	Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A6, 5.50%, 5/25/35	446,608
476,370	Countrywide Alternative Loan Trust, Series 2005-57CB, Class 3A4, 5.50%, 12/25/35	477,280
980,185	Countrywide Alternative Loan Trust, Series 2005-86CB, Class A4, 5.50%, 2/25/36	958,254
2,065,167	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	2,074,669

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$198,179	Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1, 6.00%, 2/25/34	$190,305
74,853	Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34	72,712
181,250	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34	183,119
139,465	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A1, 6.00%, 11/25/35	138,353
2,092,501	Countrywide Alternative Loan Trust, Series 2006-19CB, Class A7, 6.00%, 8/25/36	2,110,969
416,016	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37	422,266
500,000	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37	398,305
196,865	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33	202,179
73,482	Countrywide Alternative Loan Trust, Series 2004-J6, Class 2A1, 6.50%, 11/25/31	74,561
200,000	Countrywide Home Loans, Series 2003-40, Class A5, 4.50%, 10/25/18	201,420
195,342	Countrywide Home Loans, Series 2004-12, Class 12A1, 4.71%, 8/25/34(b)	192,126
151,778	Countrywide Home Loans, Series 2004-J6, Class 1A2, 5.25%, 8/25/24	154,746
118,294	Countrywide Home Loans, Series 2003-1, Class 1A10, 5.25%, 3/25/33	118,873
503,944	Countrywide Home Loans, Series 2002-21, Class A1, 5.75%, 11/25/17	502,869
101,174	Countrywide Home Loans, Series 2002-J5, Class 1A14, 5.75%, 1/25/33	102,034
83,544	Countrywide Home Loans, Series 2005-29, Class A1, 5.75%, 12/25/35	82,839

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$197,371	Countrywide Home Loans, Series 2002-22, Class A20, 6.25%, 10/25/32	$196,927
550,000	Countrywide Home Loans, Series 2006-J4, Class A4, 6.25%, 9/25/36	567,868
600,000	Countrywide Home Loans, Series 2006-16, Class 3A4, 6.50%, 11/25/36	577,840
384,187	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 8A1, 5.00%, 9/25/18	388,880
128,103	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 4A1, 5.00%, 2/25/19	126,991
88,045	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	88,517
672,769	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A1, 5.50%, 10/25/33	679,027
75,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-5, Class 1A5, 5.75%, 9/25/34	71,929
155,361	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-29, Class 8A1, 6.00%, 11/25/18	160,279
226,409	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33	230,057
474,903	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-5, Class 7A1, 6.00%, 7/25/35	483,363
98,779	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	100,661
103,272	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2A1, 7.50%, 5/25/32	103,911
494,486	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A2, 6.00%, 2/25/34	498,813
785,000	Credit Suisse Mortgage Capital Certificate, Series 2006-1, Class 4A14, 5.50%, 2/25/36	684,104
215,000	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.27%, 6/25/36	181,473

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$6,401	Fannie Mae, Series 1992-45, Class F, 3.29%, 4/25/22(b)	$6,516
63,349	Fannie Mae, 4.10%, 9/1/33, Pool #739372(b)	63,423
16,414	Fannie Mae, Series 2003-33, Class LD, 4.25%, 9/25/22	16,511
59,607	Fannie Mae, Series 2004-72, Class LA, 4.50%, 4/25/30	60,079
761,411	Fannie Mae, 4.84%, 2/1/33, Pool #683235(b)	792,733
155,000	Fannie Mae, 5.00%, 4/29/19, Pool #906675(b)	155,068
4,858	Fannie Mae, Series 2002-89, Class QE, 5.00%, 9/25/31	4,848
33,000	Fannie Mae, Series 2005-48, Class MD, 5.00%, 4/25/34	32,421
226,563	Fannie Mae, 5.39%, 4/1/32, Pool #638549(b)	236,104
96,325	Fannie Mae, 5.50%, 1/1/37, Pool #906675(b)	98,720
225	Fannie Mae, Series 2002-27, Class GC, 6.00%, 5/25/17	237
500,000	Fannie Mae, Series 2006-7, Class TB, 6.00%, 2/25/31	519,787
2,928	Fannie Mae, 6.00%, 4/1/35, Pool #735503	3,006
38,909	Fannie Mae, Series 1989-52, Class G, 6.08%, 8/25/19	40,949
182,313	Fannie Mae, 6.35%, 11/1/22, Pool #189916(b)	186,448
22,242	Fannie Mae, Series 1990-89, Class K, 6.50%, 7/25/20	23,864
18,239	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	19,452
138,818	Fannie Mae, Series 2002-22, Class G, 6.50%, 4/25/32	145,261
56,231	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42	61,154
34,943	Fannie Mae, 7.38%, 7/1/23, Pool #224951(b)	36,138
3,886	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31	4,218
25,078	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	27,518
18,776	Fannie Mae, Series D-32, Class L, 8.00%, 10/25/21	20,710
2,954	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	3,263

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$14,237	Fannie Mae, Series 1991-66, Class J, 8.13%, 6/25/21	$15,828
6,226	Fannie Mae, Series 1991-18, Class H, 8.50%, 3/25/21	6,846
4,552	Fannie Mae, Series G-7, Class E, 8.90%, 3/25/21	5,109
1,935	Fannie Mae, Series 1990-62, Class G, 9.00%, 6/25/20	2,151
682,622	First Horizon Alternative Mortgage Securities, Series 2004-FA1, Class 1A1, 6.25%, 10/25/34	695,418
161,783	First Horizon Mortgage Pass-Through Trust, Series 2002-7, Class 2A2, 5.25%, 12/25/17	161,467
103,307	First Horizon Mortgage Pass-Through Trust, Series 2005-8, Class 2A1, 5.25%, 2/25/21	106,159
2,475	Freddie Mac, 3.54%, 3/15/22, Series 1222, Class P(b)	2,522
97,701	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	96,830
369,427	Freddie Mac, Series 2568, Class KA, 4.25%, 12/15/21	370,452
70,293	Freddie Mac, Series 2532, Class B, 5.00%, 9/15/16	71,371
90,110	Freddie Mac, Series 2556, Class TJ, 5.00%, 1/15/22	92,047
65,104	Freddie Mac, Series 2517, Class BK, 5.00%, 2/15/31	65,024
367,630	Freddie Mac, Series 2528, Class ME, 5.25%, 5/15/30	372,769
147,988	Freddie Mac, Series 2527, Class VU, 5.50%, 10/15/13	153,251
6,116	Freddie Mac, Series 2419, Class QL, 5.50%, 3/15/17	6,422
71,268	Freddie Mac, Series 2390, Class TA, 6.00%, 11/15/20	71,650
40,691	Freddie Mac, Series 1136, Class H, 6.00%, 9/15/21	40,642
154,974	Freddie Mac, Series 2064, Class M, 6.00%, 6/15/28	161,537
66,000	Freddie Mac, Series 2470, Class LL, 6.00%, 7/15/32	67,236
85,296	Freddie Mac, Series 3129, Class LM, 6.00%, 9/15/32	87,907
999,790	Freddie Mac, Series 3272, Class PB, 6.00%, 2/15/37	1,043,345

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$560,244	Freddie Mac, Series 3352, Class DP, 6.13%, 7/15/36	$582,340
30,000	Freddie Mac, Series 2403, Class LL, 6.25%, 1/15/32	30,756
48,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	50,425
110,247	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	114,634
106,269	Freddie Mac, 6.88%, 8/1/34, Pool #755230(b)	109,033
24,706	Freddie Mac, Series 1128, Class IB, 7.00%, 8/15/21	24,677
30,499	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22	33,031
22,291	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24	23,868
18,175	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	19,771
10,776	Freddie Mac, Series 1052, Class G, 7.50%, 3/15/21	11,825
23,013	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26	24,448
9,413	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21	10,390
37,804	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	41,466
53,462	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	57,855
6,585	Freddie Mac, Series 138, Class E, 8.07%, 7/15/21	6,578
22,093	Freddie Mac, Series 1264, Class I, 8.30%, 4/15/22	22,708
14,975	Freddie Mac, 9.00%, 5/1/16, Pool #170164	16,343
15,577	Freddie Mac, 9.00%, 6/1/16, Pool #170171	17,015
16,584	Freddie Mac, 9.00%, 9/1/16, Pool #170192	18,183
8,564	Freddie Mac, 9.50%, 6/1/16, Pool #274005	9,532
29,564	GMAC Mortgage Corp. Loan Trust, Series 2003-J1, Class A3, 5.25%, 3/25/18	30,164
261,363	GMAC Mortgage Corp. Loan Trust, Series 2004-J5, Class A7, 6.50%, 1/25/35	265,529

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$15,988	Government National Mortgage Assoc., 6.00%, 1/15/09, Pool #371901	$16,258
26,601	Government National Mortgage Assoc., Series 2003-18, Class KB, 6.00%, 7/20/31	27,258
30,266	Government National Mortgage Assoc., Series 2002-57, Class BA, 6.00%, 4/20/32	31,407
73,310	Government National Mortgage Assoc., 6.38%, 1/20/22, Pool #8900(b)	74,708
46,608	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	50,125
654	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	703
10,828	Government National Mortgage Assoc., Series 1996-20, Class D, 7.50%, 9/16/26	11,871
5,417	Government National Mortgage Assoc., 8.00%, 2/15/22, Pool #319029	5,935
18,025	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	19,765
3,607	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	3,943
789	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	864
1,602	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	1,753
6,971	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	7,629
29,138	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	31,887
1,335	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #423563	1,467
39,805	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	43,719

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$1,590	Government National Mortgage Assoc., 10.00%, 2/15/19, Pool #269976	$1,908
69,414	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19	70,002
186,099	GSR Mortgage Loan Trust, Series 2004-10F, Class 3A1, 5.50%, 8/25/19	189,588
29,833	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32	30,073
107,684	HomeBanc Mortgage Trust, Series 2006-1, Class 1A1, 6.02%, 4/25/37(b)	107,697
355,000	JP Morgan Mortgage Trust, Series 2005-A1, Class 3A4, 5.03%, 2/25/35(b)	335,553
665,000	JP Morgan Mortgage Trust, Series 2005-A6, Class 3A3, 5.21%, 9/25/35(b)	669,806
130,000	JP Morgan Mortgage Trust, Series 2006-A6, Class 1A4L, 5.55%, 10/25/36(b)	130,266
93,294	JP Morgan Mortgage Trust, Series 2006-A2, Class 2A1, 5.75%, 4/25/36(b)	93,845
278,465	JP Morgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34	283,422
58,858	Master Alternative Loans Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19	59,704
129,513	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	131,856
114,611	Master Alternative Loans Trust, Series 2004-1, Class 4A1, 5.50%, 2/25/34	109,163
175,952	Master Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34	174,566
310,659	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	307,152
122,524	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	123,328

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$49,192	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33	$49,670
95,434	Master Alternative Loans Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34	98,167
145,741	Master Alternative Loans Trust, Series 2004-6, Class 6A1, 6.50%, 7/25/34	149,156
122,411	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	122,157
356,029	Master Asset Securitization Trust, Series 2003-8, Class 1A1, 5.50%, 9/25/33	348,686
88,850	Merrill Lynch Mortgage Investors Trust, Series 2005-A8, Class A1C1, 5.25%, 8/25/36	89,989
187,407	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	190,160
205,000	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35	201,019
302,835	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35	299,646
170,000	Nomura Asset Acceptance Corp., Series 2005-WF1, Class 2A5, 5.16%, 3/25/35	162,659
1,390,411	Nomura Asset Acceptance Corp., Series 2004-AP2, Class A6, 5.60%, 7/25/34	1,424,497
145,000	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36	139,721
94,066	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 7.00%, 10/25/40	88,422
219,510	Park Place Securities, Inc., Series 2005-WHQ4, Class A2C, 3.39%, 9/25/35(b)	216,216
40,090	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34	39,952
53	Prudential Home Mortgage Securities, Series 1993-9, Class A11, 7.50%, 3/25/08	53

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$300,321	RAAC, Series 2004-SP2, Class A1, 6.00%, 1/25/17(b)	$313,492
126,561	Residential Accredit Loans, Inc., Series 2003-QS18, Class A1, 5.00%, 9/25/18	125,414
210,615	Residential Accredit Loans, Inc., Series 2003-QS1, Class A1, 5.00%, 1/25/33	210,150
69,054	Residential Accredit Loans, Inc., Series 2003-QS17, Class NB1, 5.25%, 9/25/33	68,825
119,761	Residential Accredit Loans, Inc., Series 2005-QS2, Class A1, 5.50%, 2/25/35	118,688
154,892	Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.75%, 12/25/21	158,879
293,541	Residential Accredit Loans, Inc., Series 2004-QS2, Class CB, 5.75%, 2/25/34	292,899
138,895	Residential Accredit Loans, Inc., Series 2002-QS19, Class A8, 6.00%, 12/25/32	141,071
600,000	Residential Accredit Loans, Inc., Series 2006-QS10, Class A8, 6.00%, 8/25/36	592,170
1,400,000	Residential Accredit Loans, Inc., Series 2007-QS6, Class A6, 6.25%, 4/25/37	1,432,697
70,000	Residential Asset Loans, Inc, Series 2006-QS5, Class A9, 6.00%, 5/25/36	66,060
114,000	Residential Asset Loans, Inc, Series 2006-QS12, Class 1A2, 6.50%, 9/25/36	114,598
329,311	Residential Asset Mortg. Products, 7.00%, 2/25/32	342,586
250,520	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 6.20%, 9/25/33	177,263
189,323	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	195,506
202,003	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35	199,583
315,476	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 8/25/36	289,397

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$750,000	Residential Asset Securitization Trust, Series 2007-A5, Class 2A5, 6.00%, 5/25/37	$723,522
438,305	Residential Asset Securitization Trust, Series 2006-A15, Class A16, 6.25%, 1/25/37	444,084
661,949	Residential Funding Mortgage Securities I, Series 2004-HS1, Class AI6, 3.64%, 3/25/34	516,816
153,949	Residential Funding Mortgage Securities I, Series 2003-S12, Class 2A1, 4.00%, 12/25/32	147,227
99,677	Residential Funding Mortgage Securities I, Series 2004-S5, Class 2A1, 4.50%, 5/25/19	99,335
268,085	Residential Funding Mortgage Securities I, Series 2003-S2, Class A8, 4.75%, 2/25/33	269,881
302,172	Residential Funding Mortgage Securities I, Series 2003-S1, Class A1, 5.00%, 1/25/18	305,024
80,853	Residential Funding Mortgage Securities I, Series 2003-S5, Class 1A1, 5.00%, 11/25/18	82,422
257,856	Residential Funding Securities Corp., Series 2002-RM1, Class AI1, 5.50%, 12/25/17	260,874
70,558	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	70,642
212,223	Structured Asset Securities Corp., Series 2003-20, Class 2A4, 4.50%, 7/25/18	211,207
200,000	Structured Asset Securities Corp., Series 2003-1, Class 1A3, 5.25%, 2/25/18	202,339
17,000	Structured Asset Securities Corp., Series 2002-15, Class A4, 6.00%, 8/25/32	16,651
192,297	Structured Asset Securities Corp., Series 2004-20, Class 5A1, 6.25%, 11/25/34	196,323
27,484	Structured Asset Securities Corp., Series 2002-3, Class A4, 6.40%, 3/25/32	27,221
206,047	Structured Asset Securities Corp., Series 2002-6, Class 1A5, 6.50%, 4/25/32	206,881

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$1,419	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30	$1,416
345,982	Structured Mortgage Loan, Series 2004-3AC, Class A1, 4.94%, 3/25/34(b)	346,440
77,962	Union Planters Mortgage Finance Corp., Series 2000-1, Class A1, 7.70%, 12/25/24	83,616
348,008	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.32%, 8/20/35(b)	326,980
284,865	Washington Mutual, Series 2003-S6, Class 2A3, 4.75%, 7/25/18	285,844
36,558	Washington Mutual, Series 2003-S11, Class 1A, 5.00%, 11/25/33	35,679
31,260	Washington Mutual, Series 2003-S3, Class 1A31, 5.25%, 6/25/33	31,478
1,934,320	Washington Mutual Mortgage Pass- Through Certificates, Series 2005-5, Class B14, 5.50%, 7/25/35	1,862,731
1,000,000	Washington Mutual Mortgage Pass- Through Certificates, Series 2006-7, Class A2A, 5.67%, 9/25/36	1,024,452
368,792	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS2, Class 3A1, 6.50%, 5/25/32	367,879
433,509	Washington Mutual MSC Mortgage, Series 2002-MS6, Class 3A1, 6.50%, 9/25/32	437,391
12,246	Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	13,001
245,019	Washington Mutual Pass-Through Certificates, Series 2005-6, Class 1CB, 6.50%, 8/25/35	251,834
250,000	Wells Fargo Mortgage Backed Securities, Series 2003-10, Class A3, 4.50%, 9/25/18	246,268
122,000	Wells Fargo Mortgage Backed Securities, Series 2003-14, Class 1A1, 4.75%, 12/25/18	122,495
16,290	Wells Fargo Mortgage Backed Securities, Series 2002-03, Class 1A7, 5.25%, 4/25/33	16,338

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$46,684	Wells Fargo Mortgage Backed Securities Trust, Series 2004-E, Class A1, 4.87%, 5/25/34(b)	$46,007
606,809	Wells Fargo Mortgage Backed Securities Trust, Series 2003-1, Class 1A4, 5.00%, 2/25/18	620,464
214,848	Wells Fargo Mortgage Backed Securities Trust, Series 2005-13, Class A1, 5.00%, 11/25/20	215,137
518,478	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A9, 5.50%, 3/25/36	528,069
335,000	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7, Class A48, 6.00%, 6/25/37	318,415

Total Mortgage Backed Securities (Cost $54,484,873)		55,873,969

Corporate Bonds (11.6%)
Financial Services (8.4%)
650,000	ALESCO Preferred Funding Ltd., 6.03%, 12/23/37, Series 15A, Class C1(b)(c)	534,625
1,000,000	American General Finance, 6.90%, 12/15/17	1,004,992
75,000	Household Finance Corp., 6.60%, 6/15/11	79,934
50,000	Household Finance Corp., 6.80%, 5/15/11	53,519
500,000	I-Preferred Term Securities, 7.23%, 12/11/32, Callable 4/10/08 @ 100(b)(c)	472,000
500,000	Preferred Term Securities IX, 6.66%, 4/3/33, Callable 4/10/08 @ 100(b)(c)	490,625
500,000	Preferred Term Securities XI, 6.59%, 9/24/33, Callable 9/24/08 @ 100(b)(c)	489,500
996,571	Preferred Terms Securities XXVI, 5.44%, 3/22/38(b)(c)	893,426
1,000,000	Preferred Terms Securities XXVI, 6.19%, 9/22/37, Callable 6/22/12 @ 100(b)	920,000
970,854	Preferred Terms XXIII, 6.15%, 12/22/36(a)(b)	852,409
1,750,000	Reg Diversified Funding, 4.65%, 1/25/36(b)(c)	1,649,375

Principal Amount	Security Description	Value
Corporate Bonds, continued:
Financial Services, continued:
$2,000,000	Taberna Preferred Funding Ltd., 4.55%, 8/5/36, Series 2006-5A, Class A3(b)(c)	$1,200,000

		8,640,405

Security Brokers & Dealers (2.9%)
200,000	Bear Stearns Co., Inc., 3.50%, 6/27/18(b)	182,772
1,065,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	925,392
200,000	Bear Stearns Co., Inc., 7.00%, 9/24/21	190,533
250,000	Goldman Sachs Group, Inc., 6.13%, 2/15/33	233,823
1,100,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17	1,087,357
365,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	367,971

		2,987,848

Telecommunications (0.3%)
50,000	Qwest Corp., 6.88%, 9/15/33, Callable 4/18/08 @ 101.56*	49,426
250,000	Southwestern Bell Telephone Co., 6.29%, 9/29/10	266,304

		315,730

Total Corporate Bonds (Cost $13,159,504)		11,943,983

Taxable Municipal Bonds (1.6%)
California (0.5%)
500,000	Monrovia Redevelopment Agency Tax Allocation, 6.90%, 5/1/17, Callable 5/1/08 @ 102, Insured by: AMBAC*	512,810

Georgia (1.0%)
1,000,000	Atlanta & Fulton County Georgia Recreational Authority Revenue, Downtown Arena Project, 7.00%, 12/1/28, Callable 3/1/08 @ 102, Insured by: FSA*	1,023,340

Wisconsin (0.1%)
100,000	Wisconsin State, GO, Series D, 6.90%, 11/1/11, Callable 5/1/08 @ 100, Insured by: Goldman Sach & Co.*	100,982

Total Taxable Municipal Bonds (Cost $1,590,161)		1,637,132

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agency Securities (12.0%)
	Fannie Mae
$150,000	3.00%, 3/25/09, Continuously Callable @ 100	$150,020
250,000	3.21%, 7/23/08, Callable 4/23/08 @ 100*	250,414
35,000	3.50%, 4/8/10, Continuously Callable @ 100(b)*	35,000
110,000	4.00%, 9/21/12, Callable 3/21/08 @ 100(b)*	110,077
250,000	4.00%, 3/3/16, Callable 3/3/08 @ 100(b)*	250,000
106,000	4.00%, 3/8/17, Continuously Callable @ 100(b)	106,032
223,000	4.13%, 12/26/18, Callable 12/26/08 @ 100(b)*	225,491
180,000	4.50%, 12/23/14, Continuously Callable @ 100(b)	180,045
1,000,000	5.00%, 7/28/10, Callable 4/28/08 @ 100(b)*	1,057,553
157,000	5.00%, 12/2/14, Continuously Callable @ 100(b)	157,055
285,000	5.00%, 11/5/18, Continuously Callable @ 100(b)	285,127
110,000	5.00%, 5/10/19, Continuously Callable @ 100(b)	110,048
16,000	5.00%, 9/30/19, Continuously Callable @ 100(b)	16,007
68,000	5.06%, 8/25/15, Continuously Callable @ 100(b)	68,024
399,000	5.75%, 9/27/18, Continuously Callable @ 100(b)	399,235
	Federal Home Loan Bank
250,000	3.02%, 3/12/08, Continuously Callable @ 100	249,922
120,000	3.50%, 12/12/08, Callable 3/12/08 @ 100*	120,032
2,500,000	3.50%, 6/19/09, Callable 3/19/08 @ 100*	2,501,288
40,000	3.51%, 1/30/09, Callable 4/30/08 @ 100*	40,186
450,000	3.75%, 8/15/08, Continuously Callable @ 100	452,169
100,000	4.00%, 12/19/08, Callable 319/08 @ 100(b)*	100,070
150,000	4.50%, 12/26/08, Continuously Callable @ 100(b)	152,506
200,000	4.50%, 6/26/13, Callable 3/26/08 @ 100(b)*	200,210

Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
$100,000	4.50%, 6/26/13, Callable 3/26/08 @ 100(b)*	$100,105
650,000	4.50%, 6/5/18, Callable 6/5/08 @ 100(b)*	650,067
1,500,000	4.50%, 7/23/18, Callable 4/23/08 @ 100(b)*	1,503,840
100,000	5.00%, 4/29/09(b)	103,054
100,000	5.00%, 3/30/15, Callable 3/30/08 @ 100(b)*	100,120
200,000	5.00%, 6/26/15, Callable 3/26/08 @ 100(b)*	200,230
100,000	5.00%, 10/13/17, Callable 4/13/08 @ 100(b)*	100,249
100,000	5.00%, 6/5/18, Callable 3/5/08 @ 100(b)*	100,012
1,000,000	5.00%, 7/16/18, Callable 4/16/08 @ 100(b)*	1,000,215
	Freddie Mac
96,000	3.00%, 12/15/09, Continuously Callable @ 100	96,003
157,000	4.00%, 3/15/18, Callable 3/24/08 @ 100(b)*	157,011
200,000	4.00%, 6/25/18, Continuously Callable @ 100(b)*	200,015
20,000	4.50%, 3/15/15, Callable 3/24/08 @ 100(b)*	20,001
85,000	4.50%, 2/15/17, Callable 3/24/08 @ 100(b)*	85,008
25,000	4.50%, 4/15/19, Continuously Callable @ 100(b)	25,003
500,000	4.55%, 1/20/11, Continuously Callable @ 100	523,641
100,000	4.63%, 10/18/19, Continuously Callable @ 100(b)	100,010
58,000	5.00%, 3/28/19, Continuously Callable @ 100(b)	58,007

Total U.S. Government Agency Securities (Cost $12,004,988)		12,339,102

U.S. Treasury Obligations (14.0%)
	U.S. Treasury Bonds
1,500,000	5.38%, 2/15/31	1,708,945
1,500,000	5.50%, 8/15/28	1,722,421
	U.S. Treasury Notes
5,000	3.13%, 4/15/09	5,088
1,000,000	3.63%, 7/15/09	1,028,047
1,000,000	4.13%, 5/15/15	1,064,844

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Principal Amount	Security Description	Value
U.S. Treasury Obligations, continued:
$1,000,000	4.25%, 8/15/15	$1,071,875
1,900,000	4.50%, 2/28/11	2,044,282
2,800,000	4.50%, 11/15/15	3,044,782
1,050,000	4.50%, 2/15/16	1,139,906
1,500,000	4.63%, 2/15/17	1,632,188

Total U.S. Treasury Obligations (Cost $13,218,823)		14,462,378

Shares	Security Description	Value
Investments in Affiliates (7.2%)
7,411,904	American Performance Institutional Cash Management Fund	$7,411,904

Total Investments in Affiliate (Cost $7,411,904)		7,411,904

Total Investments (Cost $103,048,323)(d)—101.8%		104,937,719
Liabilities in excess of other assets—(1.8)%		(1,848,068)

Net Assets—100.0%		$103,089,651

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. The total value of illiquid restricted securities represents 1.93% of net assets.
(b)	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2008. The date presented reflects the final maturity date.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Represents cost for financial reporting purposes.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AMBAC—American Municipal Bond Assurance Corp.

FSA—Financial Security Assurance

GO—General Obligations Bond

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments

February 29, 2008

(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Securities (1.7%)
$60,698	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20(a)	$61,223
194,995	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21(a)	195,969
124,859	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20(a)	125,278
211,202	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12(a)	221,928
178,355	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC7, Class A1, 5.00%, 1/25/34	170,591
304,804	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.39%, 12/25/34(b)	304,049
107,733	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10(a)	111,352

Total Asset Backed Securities (Cost $1,123,533)		1,190,390

Mortgage Backed Securities (47.6%)
296,950	ABFS Mortgage Loan Trust, Series 2002-1 , Class A5, 6.51%, 12/15/32	293,132
158,615	ABN AMRO Mortgage Corp., Series 2003-7, Class A2, 5.00%, 7/25/18	157,970
134,782	Banc of America Alternative Loan Trust, Series 2005-9, Class 1CB3, 5.50%, 10/25/35	137,105
1,000,000	Banc of America Alternative Loan Trust, Series 2007-1, Class 3A28, 6.00%, 4/25/37	984,773
123,245	Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	125,671
72,773	Banc of America Funding Corp., Series 2003-1, Class A1, 6.00%, 5/20/33	72,887
95,000	Banc of America Funding Corp., Series 2005-3, Class 1A9, 5.25%, 6/25/35	83,753
92,000	Banc of America Mortgage Securities, Series 2004-3, Class 1A3, 5.50%, 4/25/34	87,138

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$54,000	Banc of America Mortgage Securities, Series 2004-4, Class 2A2, 5.50%, 5/25/34	$46,884
158,035	Bank of America Mortgage Securities, Series 2003-6, Class 1A36, 5.25%, 8/25/33	159,383
240,000	Bank of America Mortgage Securities, Series 2004-7, Class 2A2, 5.75%, 8/25/34	252,426
224,760	Bear Stearns Alt-A Trust, Series 2006-6, Class 32A1, 5.81%, 11/25/36(b)	185,380
67,365	Chase Mortgage Finance Corp., Series 2003-S2, Class A1, 5.00%, 3/25/18	69,061
5,431	Chase Mortgage Finance Corp., Series 2005-S1, Class 1A9, 5.50%, 5/25/35	5,223
36,200	Chase Mortgage Finance Corp., Series 2005-S2, Class A25, 5.50%, 10/25/35	34,698
491,711	Chase Mortgage Finance Corp., Series 2003-S15, Class 1A3, 6.00%, 1/25/34	492,907
101,756	Chase Mortgage Finance Corp., Series 2002-S4, Class A23, 6.25%, 3/25/32	101,555
5,419	Chase Mortgage Finance Corp., Series 2002-S8, Class 2A1, 6.50%, 8/25/29	5,556
525,000	Chaseflex Trust, Series 2006-2, Class A5, 5.99%, 9/25/36	527,746
101,908	Chaseflex Trust, Series 2007-1, Class 1A3, 6.50%, 2/25/37	103,506
153,484	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	157,975
800,000	Citi Mortgage Alternative Loan Trust, Series 2007-A6, Class 1A13, 6.00%, 6/25/37	705,488
279,078	Citicorp Mortgage Securities, Inc., Series 2004-9, Class 1A9, 5.25%, 12/25/34	281,389
12,000	Citicorp Mortgage Securities, Inc., Series 2003-11, Class 2A11, 5.50%, 12/25/33	10,509
100,000	Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A2, 6.25%, 6/25/36	98,295

Continued

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$515,139	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	$533,064
100,000	Countrywide Alternative Loan Trust, Series 2005-J3, 2A12, 5.50%, 5/25/35	95,735
624,819	Countrywide Alternative Loan Trust, Series 2005-86CB, Class A4, 5.50%, 2/25/36	610,839
826,067	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	829,868
78,267	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34	79,074
100,000	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 1A4, 6.00%, 4/25/36	87,075
1,162,500	Countrywide Alternative Loan Trust, Series 2006-19CB, Class A7, 6.00%, 8/25/36	1,172,761
750,000	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37	597,458
560,000	Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A4, 6.25%, 12/25/36	459,213
253,000	Countrywide Altrenative Loan Trust, Series 2005-46CB, Class A3, 5.50%, 10/25/35	204,117
228,436	Countrywide Home Loans, Series 2003-40, Class AS, 4.50%, 10/25/18	198,950
246,123	Countrywide Home Loans, Series 2003-34, Class A11, 5.25%, 9/25/33	213,634
108,000	Countrywide Home Loans, Series 2003-34, Class A15, 5.25%, 9/25/33	101,496
15,000	Countrywide Home Loans, Series 2003-1, Class 1A2, 5.50%, 3/25/33	13,675
112,000	Countrywide Home Loans, Series 2003-14, Class A4, 5.50%, 6/25/33	101,272
46,127	Countrywide Home Loans, Series 2003-J6, Class 1A1, 5.50%, 8/25/33	46,155

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$66,665	Countrywide Home Loans, Series 2003-28, Class A8, 5.50%, 8/25/33	$56,463
10,000	Countrywide Home Loans, Series 2004-4, Class A24, 5.50%, 5/25/34	9,396
23,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34	20,639
250,000	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35	235,542
115,671	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	112,183
125,896	Countrywide Home Loans, Series 2004-18, Class A1, 6.00%, 10/25/34	127,324
126,987	Countrywide Home Loans, Series 2004-21, Class A10, 6.00%, 11/25/34	126,657
349,719	Countrywide Home Loans, Series 2006-1, Class A2, 6.00%, 3/25/36	347,642
679,254	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37	647,681
400,000	Countrywide Home Loans, Series 2006-16, Class 3A4, 6.50%, 11/25/36	385,227
86,977	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-11, Class 1A3, 4.50%, 6/25/33	86,824
104,399	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 8A1, 5.00%, 9/25/18	105,674
88,045	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	88,517
77,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 1A5, 5.50%, 12/25/34	68,332
374,245	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 3A1, 6.00%, 10/25/35	368,469
144,182	Credit Suisse Mortgage Capital Certificate, Series 2006-8, Class 1A1, 4.50%, 10/25/21	143,365

Continued

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$1,200,000	Credit Suisse Mortgage Capital Certificate, Series 2006-1, Class 4A14, 5.50%, 2/25/36	$1,045,763
8,480	Fannie Mae, 4.50%, 5/1/19, Pool #761398	8,522
392,593	Fannie Mae, 4.84%, 2/1/33, Pool #683235(b)	408,744
4,832	Fannie Mae, 5.00%, 3/1/18, Pool #688031	4,907
12,347	Fannie Mae, 5.00%, 8/1/33, Pool #730856	12,217
12,450	Fannie Mae, 5.00%, 7/1/35, Pool #832198	12,291
8,804	Fannie Mae, 5.50%, 2/1/33, Pool #683351	8,894
3,338	Fannie Mae, 5.50%, 9/1/34, Pool #725773	3,366
90,658	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	93,297
500,000	Fannie Mae, Series 2006-7, Class TB, 6.00%, 2/25/31	519,787
842,266	Fannie Mae, 6.00%, 2/1/32, Pool #634200	859,919
67,000	Fannie Mae, Series 2002-21, Class LL, 6.25%, 4/25/32	69,035
42,745	Fannie Mae, 6.67%, 12/1/27, Pool #422279(b)	43,664
103,000	Fannie Mae, Series 1994-51, Class LL, 6.75%, 3/25/24	110,633
102,863	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	111,265
10,619	Fannie Mae, Series 1997-42, Class EN, 7.25%, 7/18/27	11,125
94,067	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	103,200
49,827	Fannie Mae Whole Loan, Series 2002-W11, Class AF5, 4.98%, 11/25/32	49,714
298,715	Fannie Mae Whole Loan, Series 2004-W3, Class A8, 5.50%, 5/25/34	291,475
214,790	Fannie Mae Whole Loan, Series 2003-W6, Class 6A, 6.42%, 8/25/42(b)	215,831
80,000	First Horizon Mortgage Pass-Through Trust, Series 2003-8, Class 1A10, 5.25%, 10/25/33	70,984
10,039	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	10,021

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$97,701	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	$96,830
117,282	Freddie Mac, Series 2728, Class HN, 4.50%, 1/15/19	118,003
285,000	Freddie Mac, Series 2877, Class AL, 5.00%, 10/15/24	283,702
51,000	Freddie Mac, Series 2994, Class NC, 5.00%, 10/15/28	52,125
28,484	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	29,263
43,791	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	45,482
65,000	Freddie Mac, Series 3133, Class TD, 6.00%, 9/15/34	67,227
7,148	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	7,310
714,850	Freddie Mac, Series 3272, Class PB, 6.00%, 2/15/37	745,992
82,685	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	85,975
158,641	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	168,611
113,224	Freddie Mac, Series 2278, Class H, 6.50%, 1/15/31	120,143
22,214	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	23,139
98,000	Freddie Mac, Series 3180, Class DD, 6.50%, 2/15/36	99,315
13,953	Freddie Mac, Series 194, Class E, 7.00%, 9/15/21	14,776
365,831	Freddie Mac, Series 1999, Class PU, 7.00%, 10/15/27	392,383
48,478	Freddie Mac, 7.22%, 4/1/24, Pool #409624(b)	49,781
141,443	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	153,857
9,976	Freddie Mac, Series 54, Class C, 7.75%, 3/18/25	11,030
39,919	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	43,786
2,578	Freddie Mac, Series 1255, Class H, 8.50%, 4/15/22	2,703
28,123	GMAC Mortgage Corp. Loan Trust, Series 2003-GH2, Class A4, 5.00%, 10/25/33	27,514
155,000	GMAC Mortgage Corp. Loan Trust, Series 2003-J6, Class A3, 5.50%, 10/25/33	141,446

Continued

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$21,765	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	$23,407
63,752	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	68,468
25,917	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	27,978
8,010	Government National Mortgage Assoc., 7.50%, 12/15/25, Pool #401510	8,657
5,462	Government National Mortgage Assoc., Series 1996-15, Class H, 7.50%, 8/16/26	5,969
29,975	Government National Mortgage Assoc., Series 1996-20, Class J, 7.50%, 9/20/26	32,273
15,282	Government National Mortgage Assoc., 8.00%, 5/15/26, Pool #428480	16,785
804	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	883
14,345	Government National Mortgage Assoc., 9.00%, 7/15/21, Pool #308511	15,784
2,070	Government National Mortgage Assoc., 10.50%, 11/15/15, Pool #268347	2,452
91,082	GSR Mortgage Loan Trust, Series 2002-3F, Class 1AA, 6.00%, 8/25/16	91,012
330,000	JP Morgan Alternative Loan Trust, Series 2006-S4, Class A6, 5.71%, 12/25/36	314,517
880,000	JP Morgan Mortgage Trust, Series 2005-A6, Class 2A4, 4.97%, 8/25/35(b)	884,647
185,915	JP Morgan Mortgage Trust, Series 2006-A2, Class 3A2, 5.67%, 4/25/36(b)	183,786
87,132	JP Morgan Mortgage Trust, Series 2006-A4, Class 3A1, 5.98%, 6/25/36(b)	88,902
132,140	JP Morgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34	134,493

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$46,970	Master Alternative Loans Trust, Series 2004-13, Class 8A1, 5.50%, 1/25/25	$47,352
211,852	Master Alternative Loans Trust, Series 2003-8, Class 3A1, 5.50%, 12/25/33	213,002
247,759	Master Alternative Loans Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35	238,338
122,524	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	123,328
388,324	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	383,941
149,412	Master Alternative Loans Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35	150,672
35,525	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33	36,079
96,013	Master Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34	96,163
20,000	Master Asset Securitization Trust, Series 2003-8, Class 3A11, 5.25%, 9/25/33	19,750
167,264	Master Asset Securitization Trust, Series 2003-7, Class 1A1, 5.50%, 9/25/33	165,696
55,755	Master Asset Securitization Trust, Series 2003-7, Class 1A2, 5.50%, 9/25/33	54,814
225,000	Master Asset Securitization Trust, Series 2005-1, Class 2A4, 5.50%, 5/25/35	192,131
160,569	Master Asset Securitization Trust, Series 2004-3, Class 5A1, 6.25%, 1/25/32	163,556
235,110	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	238,564
99,643	Nomura Asset Acceptance Corp., Series 2003-A1, Class A2, 6.00%, 5/25/33	101,729
1,000,000	Prime Mortgage Trust, Series 2005-4, Class 2A3, 5.50%, 10/25/35	854,286
752,170	RAAC, Series 2004-SP2, Class A22, 6.00%, 1/25/32	771,956

Continued

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$400,000	Residential Accredit Loans, Inc., Series 2006-QS10, Class A8, 6.00%, 8/25/36	$394,780
950,000	Residential Accredit Loans, Inc., Series 2007-QS6, Class A6, 6.25%, 4/25/37	972,186
100,000	Residential Asset Loans, Inc, Series 2006-QS5, Class A9, 6.00%, 5/25/36	94,371
126,215	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	130,337
750,000	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35	708,753
445,406	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	449,324
500,000	Residential Asset Securitization Trust, Series 2007-A5, Class 2A5, 6.00%, 5/25/37	482,348
74,654	Residential Funding Mortgage Securities, Inc., Series 2004-S8, Class A7, 5.50%, 9/25/34	76,155
61,839	Structured Adjustable Rate Mortgage Loan, Series 2006-5, Class 4A1, 5.93%, 6/25/36(b)	57,457
500,000	Structured Asset Securities Corp., Series 2003-8, Class 1A2, 5.00%, 4/25/18	506,699
75,514	Structured Asset Securities Corp., Series 2005-6, Class 4A1, 5.00%, 5/25/35	73,130
310,848	Structured Asset Securities Corp., Series 2004-3, Class 3A1, 5.50%, 3/25/19	315,899
250,000	Structured Asset Securities Corp., Series 2005-3, Class 1A8, 5.75%, 3/25/35	239,367
58,000	Structured Asset Securities Corp., Series 2002-15, Class A4, 6.00%, 8/25/32	56,808
116,155	Structured Asset Securities Corp., Series 2003-10, Class A, 6.00%, 4/25/33	117,571
192,297	Structured Asset Securities Corp., Series 2004-20, Class 5A1, 6.25%, 11/25/34	196,323

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$122,848	Structured Mortgage Asset Residential Trust, Series 2003-1, Class 2A1, 6.00%, 2/25/18	$124,714
88,840	TBW Mortgage Backed Pass Through Certificates, Series 2006-2, Class 7A1, 7.00%, 7/25/36	84,481
174,004	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.32%, 8/20/35(b)	163,490
712,000	Washington Mutual Mortgage Pass-Through, Series 2005-3, Class 1CB5, 5.50%, 5/25/35	604,288
71,635	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A, 6.00%, 6/25/34	71,389
31,981	Washington Mutual MSC Mortgage, Series 2002-MS9, Class 2A2, 5.25%, 12/25/17	32,705
26,376	Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	28,002
62,549	Wells Fargo Mortgage Backed Securities, Series 2004-0, Class A1, 4.89%, 8/25/34(b)	61,742
430,564	Wells Fargo Mortgage Backed Securities, Series 2004-5, Class 1A1, 5.00%, 6/25/19	440,415
179,422	Wells Fargo Mortgage Backed Securities, Series 2004-7, Class 2A2, 5.00%, 7/25/19	177,796
162,395	Wells Fargo Mortgage Backed Securities Trust, Series 2003-2, Class A6, 5.25%, 2/25/18	165,702
225,000	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7, Class A48, 6.00%, 6/25/37	213,861

Total Mortgage Backed Securities (Cost $32,394,578)		33,091,241

Corporate Bonds (13.3%)
Banking (0.6%)
381,000	JP Morgan Chase & Co., 7.00%, 11/15/09	404,211

Financial Services (7.5%)
500,000	ALESCO Preferred Funding Ltd., 6.03%, 12/23/37, Series 15A, Class C1(b)(c)	411,250
500,000	American General Finance, 6.90%, 12/15/17	502,496

Continued

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Principal Amount	Security Description	Value
Corporate Bonds, continued:
Financial Services, continued:
$100,000	American International Group, Inc., 4.25%, 5/15/13(c)	$95,990
545,000	General Electric Capital Corp., 5.45%, 1/15/13	575,111
500,000	General Electric Capital Corp., 7.50%, 6/15/09	526,093
150,000	Household Finance Corp., 6.50%, 11/15/08	152,766
500,000	I-Preferred Term Securities, 7.23%, 12/11/32, Callable 4/10/08 @ 100(b)(c)	472,000
1,000,000	Preferred Term Securities IX, 6.66%, 4/3/33, Callable 4/3/08 @ 100(b)(c)	981,300
500,000	Preferred Term Securities XI, 6.59%, 9/24/33, Callable 9/24/08 @ 100(b)(c)	489,500
485,427	Preferred Terms XXIII, 6.15%, 12/22/36(a)(b)	426,205
1,000,000	Taberna Preferred Funding Ltd., 4.55%, 8/5/36, Series 2006-5A, Class A3(b)(c)	600,000

		5,232,711

Security Brokers & Dealers (3.8%)
665,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	577,827
200,000	Bear Stearns Co., Inc., 7.00%, 9/24/21	190,533
500,000	Goldman Sachs Group, Inc., 6.13%, 2/15/33	467,646
700,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17	691,954
700,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	705,698

		2,633,658

Telecommunications (1.4%)
1,000,000	Alltel Corp., 7.00%, 3/15/16	720,000
135,000	Qwest Corp., 6.88%, 9/15/33, Callable 4/18/08 @ 101.56	133,450
126,000	Qwest Corp., 6.88%, 9/15/33, Callable 4/18/08 @ 101.56	124,553

		978,003

Total Corporate Bonds (Cost $10,075,955)		9,248,583

Principal Amount	Security Description	Value
Taxable Municipal Bonds (4.3%)
California (0.6%)
$400,000	Monrovia Redevelopment Agency Tax Allocation, 6.90%, 5/1/17, Callable 5/1/08 @ 102, Insured by: AMBAC*	$410,248

Georgia (1.5%)
1,000,000	Atlanta & Fulton County Georgia Recreational Authority Revenue, Downtown Arena Project, 7.00%, 12/1/28, Callable 3/1/08 @ 102, Insured by: FSA*	1,023,340

Missouri (2.1%)
500,000	Missouri State Housing Development Community Single Family Mortgage Revenue, 5.78%, 3/1/38, Continuously Callable @ 100, Insured by: GNMA/FNMA/ FHLMC	501,545
905,000	St. Louis Missouri Municipal Finance Corp., Firemens’ Retirement System Revenue, 6.55%, 8/1/09, Insured by: MBIA	947,590

		1,449,135

Wisconsin (0.1%)
115,000	Wisconsin State, GO, Series D, 6.90%, 11/1/11, Callable 5/1/08 @ 100, Insured by: Goldman Sach & Co.*	116,129

Total Taxable Municipal Bonds (Cost $2,910,120)		2,998,852

U.S. Government Agency Securities (14.2%)
	Fannie Mae
238,000	4.00%, 3/8/17, Continuously Callable @ 100(b)	238,071
1,250,000	4.16%, 6/11/13, Continuously Callable @ 100	1,254,454
500,000	5.00%, 7/28/10, Callable 4/28/08 @ 100(b)*	528,777
58,000	5.00%, 9/17/19, Continuously Callable @ 100	58,024
40,000	5.00%, 9/30/19, Continuously Callable @ 100(b)	40,017
425,000	5.00%, 11/19/19, Continuously Callable @ 100(b)	425,179
35,000	5.13%, 2/29/16, Continuously Callable @ 100(b)	35,014

Continued

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
$96,000	5.13%, 4/12/16, Callable 3/8/08 @ 100(b)*	$96,037
	Federal Home Loan Bank
135,000	4.00%, 7/16/10, Callable 4/16/08 @ 100(b)*	135,209
420,000	4.00%, 3/24/14, Callable 3/24/08 @ 100(b)*	420,216
250,000	4.00%, 3/30/16, Callable 3/30/08 @ 100(b)*	250,321
100,000	4.00%, 7/9/18, Callable 4/9/08 @ 100(b)*	100,137
250,000	4.25%, 7/16/18, Callable 4/16/08 @ 100(b)*	250,481
100,000	4.25%, 7/17/18, Callable 4/17/08 @ 100(b)*	100,197
500,000	4.50%, 6/5/18, Callable 6/5/08 @ 100(b)*	500,052
100,000	4.50%, 6/26/18, Callable 6/26/08 @ 100(b)*	100,118
200,000	4.50%, 7/30/18, Callable 4/30/08 @ 100(b)*	200,589
650,000	5.00%, 7/16/18, Callable 4/16/08 @ 100(b)*	650,140
200,000	5.00%, 3/25/19, Callable 3/25/08 @ 100(b)*	200,274
200,000	5.28%, 10/17/14, Callable 04/17/08 @ 100*	200,499
	Freddie Mac
25,000	4.00%, 9/15/13, Continuously Callable @ 100(b)	25,001
107,000	4.00%, 9/30/14, Continuously Callable @ 100(b)	107,002
400,000	4.00%, 6/25/18, Continuously Callable @ 100(b)	400,030
20,000	4.50%, 12/15/14, Continuously Callable @ 100(b)	20,001
25,000	4.50%, 10/15/16, Continuously Callable @ 100(b)	25,002
131,000	4.50%, 3/29/19, Continuously Callable @ 100(b)	131,013
500,000	4.55%, 1/20/11, Continuously Callable @ 100	523,641

Shares or Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
$1,500,000	4.63%, 5/28/13, Callable 05/28/08 @ 100*	$1,504,313
125,000	4.63%, 10/18/19, Continuously Callable @ 100(b)	125,013
165,000	5.00%, 3/26/18, Continuously Callable @ 100	165,021
32,000	5.00%, 2/25/19, Continuously Callable @ 100(b)	32,004
158,000	5.00%, 3/28/19, Continuously Callable @ 100(b)	158,020
373,000	5.13%, 7/18/18, Continuously Callable @ 100(b)	373,051
331,000	5.25%, 7/25/18, Continuously Callable @ 100(b)	331,048
147,000	5.25%, 7/15/19, Callable 3/24/08 @ 100(b)*	147,021

Total U.S. Government Agency Securities (Cost $9,539,877)		9,850,987

U.S. Treasury Obligations (14.1%)
	U.S. Treasury Bonds
2,000,000	5.38%, 2/15/31	2,278,594
1,750,000	5.50%, 8/15/28	2,009,492
	U.S. Treasury Notes
1,050,000	4.13%, 5/15/15	1,118,086
1,050,000	4.25%, 8/15/15	1,125,469
3,000,000	4.63%, 2/15/17	3,264,375

Total U.S. Treasury Obligations (Cost $8,916,530)		9,796,016

Investments in Affiliates (7.0%)
4,823,024	American Performance Institutional Cash Management Fund	4,823,024

Total Investments in Affiliates (Cost $4,823,024)		4,823,024

Total Investments (Cost $69,783,617)(d)—102.2%		70,999,093
Liabilities in excess of other assets—(2.2)%		(1,537,900)

Net Assets—100.0%		$69,461,193

Continued

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. The total value of illiquid restricted securities represents 1.73% of net assets.
(b)	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2008. The date presented reflects the final maturity date.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Represents cost for financial reporting purposes.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AMBAC—American Municipal Bond Assurance Corp.

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

FSA—Financial Security Assurance

GNMA—Government National Mortgage Association

GO—General Obligations Bond

MBIA—Municipal Bond Insurance Association

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments

February 29, 2008

(Unaudited)

Shares	Security Description	Value
Common Stocks (41.1%)
Advertising (0.1%)
1,810	Focus Media Holding Ltd. ADR(a)	$91,170
360	NETGEAR, Inc.(a)	7,855

		99,025

Aerospace/Defense (1.0%)
460	Aerovironment, Inc.(a)	9,770
510	DRS Technologies, Inc.	28,606
70	Esterline Technologies Corp.(a)	3,668
2,440	Lockheed Martin Corp.	251,808
695	Moog, Inc.(a)	28,523
140	Orbital Sciences Corp.(a)	3,031
1,460	Rockwell Collins, Inc.	85,994
1,380	Spirit AeroSystems Holdings, Inc., Class A(a)	37,288
230	Teledyne Technologies, Inc.(a)	10,212
3,240	The Boeing Co.	268,240
320	TransDigm Group, Inc.(a)	12,435
60	Triumph Group, Inc.	3,395

		742,970

Agriculture (0.4%)
290	Bunge Ltd. ADR	32,144
2,220	Monsanto Co.	256,809

		288,953

Airlines (0.1%)
560	AerCap Holdings NV(a)	11,228
320	Copa Holdings SA, Class A	11,555
480	UAL Corp.	14,544

		37,327

Apparel (0.0%)
1,270	Citi Trends, Inc.(a)	18,428

Apparel/Footwear (0.1%)
430	Eddie Bauer Holdings, Inc.(a)	2,541
590	Heelys, Inc.(a)	2,885
1,450	J. Crew Group, Inc.(a)	58,072
440	Lululemon Athletica, Inc.(a)	11,836
260	Stage Stores, Inc.	3,292
440	Under Armour, Inc.(a)	16,201

		94,827

Apparel Manufacturers (0.8%)
10,160	Coach, Inc.(a)	308,051
180	Columbia Sportswear Co.	7,440
1,130	Hanesbrands, Inc.(a)	32,883
1,040	Liz Claiborne, Inc.	18,491
560	Maidenform Brands, Inc.(a)	6,927
2,760	NIKE, Inc., Class B	166,152

Shares	Security Description	Value
Common Stocks, continued:
Apparel Manufacturers, continued:
280	Polo Ralph Lauren Corp.	$17,413
90	The Warnaco Group, Inc.(a)	3,381

		560,738

Auto Manufacturers (0.0%)
370	Tata Motors Ltd.	6,482
190	Toyota Motor Corp. ADR	20,625

		27,107

Auto Parts & Equipment (0.0%)
160	American Axle & Manufacturing Holdings, Inc.	3,149
920	The Goodyear Tire & Rubber Co.(a)	24,932

		28,081

Automotive Parts (0.1%)
1,245	Advance Auto Parts, Inc.	41,758
180	Aftermarket Technology Corp.(a)	3,375
220	Commercial Vehicle Group, Inc.(a)	2,059
840	TRW Automotive Holdings Corp.(a)	18,547
750	Wabco Holdings, Inc.	31,335

		97,074

Banking (1.9%)
1,415	Associated Banc-Corp.	35,262
6,790	Bank of America Corp.	269,835
5,200	Capital One Financial Corp.	239,356
7,950	Citigroup, Inc.	188,494
270	City Holding Co.	10,055
800	Community Bancorp(a)	9,840
1,970	Deutsche Bank AG ADR	218,591
1,570	East West Bancorp, Inc.	29,532
510	First Niagara Financial Group, Inc.	5,824
3,710	Hudson City Bancorp, Inc.	58,878
710	IndyMac Bancorp, Inc.	4,366
1,050	JPMorgan Chase & Co.	42,682
230	Nara Bancorp, Inc.	2,521
40	Prosperity Bancshares, Inc.	1,056
10,475	Synovus Financial Corp.	120,777
2,175	Wachovia Corp.	66,598
1,770	Wells Fargo & Co.	51,737
760	Western Alliance Bancorp(a)	9,105
1,255	Whitney Holding Corp.	30,133

		1,394,642

Banking & Financial Services (0.4%)
420	First Community Bancorp	11,970
520	Home Bancshares, Inc.	10,390
3,100	Lloyds Tsb Group PLC, ADR	111,042

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Banking & Financial Services, continued:
510	Prefferred Bank	$9,343
9,400	Royal Bank of Scottland Group PLC, ADR(a)	71,628
450	Signature Bank(a)	11,925
270	Texas Capital Banshares, Inc.(a)	4,039
890	UCBH Holdings, Inc.	10,048
940	United Community Banks, Inc.	13,386

		253,771

Banks (0.0%)
30	ABN AMRO Holding NV ADR	1,722
2,560	Centennial Bank Holding, Inc.(a)	15,181

		16,903

Beverages (0.7%)
50	Central European Distribution Corp.(a)	2,909
160	Diageo PLC, ADR	13,136
670	Molson Coors Brewing Co., Class B	36,153
3,060	PepsiCo, Inc.	212,854
6,580	The Pepsi Bottling Group, Inc.	223,786

		488,838

Broadcasting/Cable (0.6%)
10,175	Comcast Corp., Class A(a)	198,819
7,680	Time Warner Cable, Inc., Class A(a)	209,664

		408,483

Building Products (0.0%)
710	Trane, Inc.	31,985

Building Materials (0.0%)
650	Builders FirstSource, Inc.(a)	4,310
1,570	China Architectural Engineering, Inc.(a)	9,184
90	Eagle Materials, Inc.	3,200

		16,694

Business Equipment & Services (0.5%)
955	Fiserv, Inc.(a)	50,252
1,615	Foundry Networks, Inc.(a)	19,170
110	Heidrick & Struggles International, Inc.	3,766
10,050	Juniper Networks, Inc.(a)	269,541
280	The Dun & Bradstreet Corp.	24,455

		367,184

Casino Services (0.3%)
2,960	Las Vegas Sands Corp.(a)	246,568

Chemicals (0.8%)
2,710	Celanese Corp., Series A	105,419
520	CF Industries Holdings, Inc.	63,481
1,320	Huntsman Corp.	31,852

Shares	Security Description	Value
Common Stocks, continued:
Chemicals, continued:
320	Metabolix, Inc.(a)	$5,152
60	OM Group, Inc.(a)	3,632
70	PPG Industries, Inc.	4,339
2,300	Praxair, Inc.	184,644
110	Rockwood Holdings, Inc.(a)	3,376
3,315	Sigma-Aldrich Corp.	182,391
35	Solutia, Inc.(a)	560
150	W.R. Grace & Co.(a)	3,184
830	Zep, Inc.	13,031

		601,061

Coal (0.1%)
80	Alpha Natural Resources, Inc.(a)	3,243
1,650	Patriot Coal Corp.(a)	88,605
210	Peabody Energy Corp.	11,890
10	Penn Virginia GP Holdings LP	266

		104,004

Commercial Services (0.4%)
190	Convergys Corp.(a)	2,744
3,205	Jacobs Engineering Group, Inc.(a)	257,329

		260,073

Computer Software & Services (1.3%)
300	3PAR, Inc.(a)	2,460
140	Blackbaud, Inc.	3,660
120	Brady Corp., Class A	3,670
4,080	eBay, Inc.(a)	107,549
280	Echelon Corp.(a)	3,144
660	IHS, Inc.(a)	40,689
11,090	Liberty Media Corp.—Interactive, Class A(a)	159,253
300	Mantech International Corp.(a)	13,224
100	Micros Systems, Inc.(a)	3,204
7,410	Microsoft Corp.	201,700
530	Omniture, Inc.(a)	12,179
1,150	Oracle Corp.(a)	21,620
120	Progress Software Corp.(a)	3,425
500	SRA International, Inc., Class A(a)	12,000
530	SYNNEX Corp.(a)	11,029
1,980	TIBCO Software, Inc.(a)	13,959
290	VASCO Data Security International, Inc.(a)	3,207
80	Virtusa Corp.(a)	874
10,750	Yahoo!, Inc.(a)	298,635

		915,481

Computers (0.3%)
430	Data Domain, Inc.(a)	9,133
820	Netezza Corp.(a)	8,118

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Computers, continued:
360	Rackable Systems, Inc.(a)	$3,327
150	Riverbed Technology, Inc.(a)	3,009
7,440	Teradata Corp.(a)	187,711

		211,298

Computers & Peripherals (1.2%)
40	Apple Computer, Inc.(a)	5,001
15,870	Cisco Systems, Inc.(a)	386,752
350	Compellent Technologies, Inc.(a)	2,940
7,900	Dell, Inc.(a)	156,815
2,300	Hewlett-Packard Co.	109,871
4,180	Palm, Inc.	27,045
8,490	Seagate Technology	183,129

		871,553

Consumer Products (0.7%)
890	Central Garden & Pet Co.(a)	3,916
1,650	Colgate-Palmolive Co.	125,549
480	Elizabeth Arden, Inc.(a)	8,746
420	JAKKS Pacific, Inc.(a)	11,739
3,920	Pactiv Corp.(a)	99,254
300	The Estee Lauder Cos., Inc., Class A	12,774
4,100	The Procter & Gamble Co.	271,338
80	Tupperware Brands Corp.	2,918

		536,234

Consumer Services (0.2%)
550	Ambassadors Group, Inc.	9,867
270	Avis Budget Group, Inc.(a)	3,086
1,465	Avon Products, Inc.	55,758
860	Nalco Holding Co.	18,576
600	Netflix, Inc.(a)	18,948
820	Weight Watchers International, Inc.	38,540

		144,775

Cosmetics/Personal Care (0.0%)
570	Ulta Salon, Cosmetics & Fragrance, Inc.(a)	7,986

Distribution/Wholesale (0.0%)
370	Beacon Roofing Supply, Inc.(a)	3,167
430	Core-Mark Holding Co., Inc.(a)	11,425
470	LKQ Corp.(a)	9,983

		24,575

Diversified Manufacturing Operations (1.2%)
110	ABB Ltd. ADR	2,754
70	Acuity Brands, Inc.	3,109
90	AptarGroup, Inc.	3,373
2,690	Danaher Corp.	199,464

Shares	Security Description	Value
Common Stocks, continued:
Diversified Manufacturing Operations, continued:
640	Donaldson Co., Inc.	$26,982
660	Eaton Corp.	53,216
360	EnerSys(a)	8,276
8,260	General Electric Co.	273,737
1,005	ITT Corp.	56,521
1,060	Koppers Holdings, Inc.	44,276
930	Lennox International, Inc.	35,005
1,620	Packaging Corp. of America	36,920
3,840	Tyco International Ltd. ADR	153,831
40	Valmont Industries, Inc.	3,196

		900,660

Drugs Wholesale (0.0%)
430	AmerisourceBergen Corp.	17,940

Education (0.0%)
130	Apollo Group, Inc., Class A(a)	7,979
90	Capella Education Co.(a)	4,744
700	Premier Exhibitions, Inc.(a)	3,346

		16,069

Electric (0.0%)
390	EnerNOC, Inc.(a)	5,764

Electric Integrated (0.7%)
300	Avista Corp.	5,472
1,240	Dominion Resources, Inc.	49,526
1,280	FirstEnergy Corp.	86,515
8,900	Mirant Corp.(a)	329,300
480	Northwestern Corp.	12,379
1,850	Reliant Energy, Inc.(a)	42,180

		525,372

Electrical Components & Equipment (0.0%)
590	GrafTech International Ltd.(a)	9,452
870	Molex, Inc.	19,601

		29,053

Electronic Components/Instruments (1.5%)
3,625	Amphenol Corp., Class A	134,016
3,540	Emerson Electric Co.	180,399
190	FLIR Systems, Inc.(a)	5,407
740	Garmin Ltd.	43,445
1,470	L-3 Communications Holdings, Inc.	156,246
4,455	Microchip Technology, Inc.	137,125
660	SiRF Technology Holdings, Inc.(a)	4,270
3,620	Thermo Fisher Scientific, Inc.(a)	202,467
7,440	Tyco Electronics Ltd. ADR	244,776

		1,108,151

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Energy—Alternative Sources (0.1%)
80	Comverge, Inc.(a)	$1,125
320	Energizer Holdings, Inc.(a)	29,706
120	Energy Conversion Devices, Inc.(a)	3,188
290	Headwaters, Inc.(a)	3,556
80	LDK Solar Company Ltd. ADR(a)	2,286
390	USEC, Inc.(a)	2,488

		42,349

Engineering & Construction (0.2%)
1,590	Aecom Technology Corp.(a)	41,213
340	Foster Wheeler Ltd. ADR(a)	22,253
2,530	KBR, Inc.(a)	84,325
440	Stanley, Inc.(a)	12,183

		159,974

Entertainment (0.3%)
1,180	Cinemark Holdings, Inc.	17,039
330	International Speedway Corp., Class A	13,147
6,290	The Walt Disney Co.	203,859

		234,045

Financial Services (1.9%)
1,045	Advanta Corp., Class B	8,067
460	Affiliated Managers Group, Inc.(a)	44,321
1,310	American Express Co.	55,413
950	AmeriCredit Corp.(a)	13,661
3,060	Discover Financial Services	46,175
4,520	Eaton Vance Corp.	143,962
290	Evercore Partners, Inc.	5,696
1,930	Fidelity National Information Services, Inc.	80,076
60	Huron Consulting Group, Inc.(a)	3,184
580	Interactive Brokers Group, Inc., Class A(a)	18,021
840	IntercontinentalExchange, Inc.(a)	109,452
1,580	Merrill Lynch & Co.	78,305
500	MF Global Ltd.(a)	8,775
340	Morningstar, Inc.(a)	22,164
3,200	Nymex Holdings, Inc.	316,128
250	optionsXpress Holdings, Inc.	5,790
1,895	Raymond James Financial, Inc.	42,581
825	SEI Investments Co.	20,633
3,785	T. Rowe Price Group, Inc.	191,256
120	The Goldman Sachs Group, Inc.	20,355
520	TNS, Inc.	9,282
4,470	UBS AG ADR	144,560
120	Wright Express Corp.(a)	3,473

		1,391,330

Shares	Security Description	Value
Common Stocks, continued:
Food—Miscellaneous/Diversified (0.0%)
310	Whole Foods Market, Inc.	$10,896

Food Products & Services (0.8%)
1,970	Archer-Daniels-Midland Co.	88,847
1,310	Cosan Ltd., Class A ADR(a)	19,650
790	Imperial Sugar Co.	15,168
9,420	Kraft Foods, Inc., Class A	293,621
5,660	Sysco Corp.	158,820

		576,106

Gas (0.2%)
2,330	Sempra Energy	123,793
1,440	Vectren Corp.	37,109

		160,902

Hazardous Waste Disposal (0.0%)
450	EnergySolutions, Inc.	9,810

Health Care (0.9%)
80	Arthrocare Corp.(a)	3,212
3,340	Cigna Corp.	148,897
1,255	Coventry Health Care, Inc.(a)	65,097
320	Healthspring, Inc.(a)	5,616
950	Hlth Corp.(a)	11,248
130	Humana, Inc.(a)	8,883
1,070	Lincare Holdings, Inc.(a)	34,775
80	Magellan Health Services, Inc.(a)	3,466
5,110	UnitedHealth Group, Inc.	237,513
510	WellCare Health Plans, Inc.(a)	24,347
1,930	Wellpoint, Inc.(a)	135,255

		678,309

Healthcare-Products (0.0%)
740	Herbalife Ltd.	30,954

Healthcare-Services (0.1%)
370	athenahealth, Inc.(a)	12,032
1,100	Life Time Fitness, Inc.(a)	31,966
210	NutriSystem, Inc.(a)	3,005

		47,003

Home Furnishings (0.0%)
420	Tempur-Pedic International, Inc.	7,316

Hotels (0.1%)
360	Home Inns & Hotels Management, Inc.(a)	9,785
230	Morgans Hotel Group Co.(a)	3,528
1,610	Wyndham Worldwide Corp.	35,694

		49,007

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Human Resources (0.0%)
120	Hewitt Associates, Inc.(a)	$4,735
1,480	Information Services Group, Inc.(a)	7,918

		12,653

Industrial Automatic/Robot (0.1%)
1,190	Rockwell Automation, Inc.	65,105

Insurance (1.5%)
2,380	AFLAC, Inc.	148,536
1,560	Assurant, Inc.	97,578
470	eHealth, Inc.(a)	11,510
7,810	Fidelity National Financial, Inc., Class A	137,534
2,160	Genworth Financial, Inc., Class A	50,069
140	IPC Holdings Ltd.	3,797
1,940	Lincoln National Corp.	99,153
470	Max Capital Group Ltd. ADR	13,038
750	Montpelier Re Holdings Ltd.	11,933
640	Odyssey Re Holdings Corp.	23,155
840	OneBeacon Insurance Group Ltd. ADR	17,892
390	Platinum Underwriter Holdings Ltd.	13,455
40	Principal Financial Group, Inc.	2,209
5,120	Prudential Financial, Inc.	373,607
540	The Allstate Corp.	25,774
160	The Phoenix Cos., Inc.	1,821
940	XL Capital, Ltd., Class A	33,896

		1,064,957

Internet (0.5%)
420	Constant Contact, Inc.(a)	7,476
810	CyberSource Corp.(a)	11,834
840	Dice Holdings, Inc.(a)	6,107
1,880	Earthlink, Inc.(a)	13,592
140	Equinix, Inc.(a)	9,709
340	Google, Inc., Class A(a)	160,201
320	InfoSpace, Inc.	3,261
2,510	Internap Network Services Corp.(a)	17,570
300	NDS Group PLC, ADR(a)	15,204
530	Perfect World Co. Ltd. ADR(a)	14,326
18,300	Qwest Communications International, Inc.	98,820

		358,100

Investment Companies (0.1%)
750	KKR Financial Holdings LLC	10,793
630	Och-Ziff Capital Management Group, Class A	14,578
1,230	The Blackstone Group LP	20,295

		45,666

Shares	Security Description	Value
Common Stocks, continued:
Machinery & Equipment (0.7%)
520	Chart Industries, Inc.(a)	$17,841
1,080	H&E Equipment Services, Inc.(a)	16,848
1,390	Joy Global, Inc.	92,254
300	Regal Beloit Corp.	11,076
875	Roper Industries, Inc.	49,350
80	Terex Corp.(a)	5,396
2,990	The Manitowoc Co., Inc.	121,813
3,200	United Technologies Corp.	225,632
170	Watsco, Inc.	6,460

		546,670

Machinery—Construction & Mining (0.0%)
160	Bucyrus International, Inc., Class A	15,981

Marine Services (0.0%)
300	Aegean Marine Petroleum Network, Inc. ADR	8,223
1,920	Great Lakes Dredge & Dock Co.	11,731

		19,954

Media (0.1%)
200	CTC Media, Inc.(a)	5,872
470	Dolan Media Co.(a)	10,486
50	Hearst-Argyle Televison, Inc.	1,100
480	Liberty Media Corp.—Capital(a)	55,733
580	Sinclair Broadcast Group, Inc., Class A	5,353
50	Viacom, Inc., Class B(a)	1,987

		80,531

Medical (0.5%)
450	Cougar Biotechnology, Inc.(a)	11,974
6,520	Covidien Ltd. ADR	278,991
980	Eurand NV ADR(a)	12,995
1,930	Health Management Assoicates, Inc.	10,326
140	Healthsouth Corp.(a)	2,251
910	NxStage Medical, Inc.(a)	5,387
1,270	Sucampo Pharmaceuticals, Inc.(a)	13,691

		335,615

Medical—Biotechnology (0.5%)
510	Acorda Therapeutics, Inc.(a)	10,424
710	American Oriental Bioengineering, Inc.(a)	7,086
3,140	Genentech, Inc.(a)	237,855
260	Genomic Health, Inc.(a)	4,958
80	Integra LifeSciences Holdings Corp.(a)	3,315
1,000	Medivation, Inc.(a)	16,010
180	Osiris Therapeutics, Inc.(a)	1,849
575	Pharmaceutical Product Development, Inc.	25,915

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Medical—Biotechnology, continued:
110	SonoSite, Inc.(a)	$3,237
140	STERIS Corp.	3,447
650	Vanda Pharmaceuticals, Inc.(a)	2,964
760	Wuxi Parmatech Cayman, Inc. ADR(a)	18,240

		335,300

Medical Equipment & Supplies (1.6%)
460	Advanced Medical Optics, Inc.(a)	10,525
550	Apria Healthcare Group Inc.(a)	11,940
920	Bard (C.R.), Inc.	87,207
1,290	Becton, Dickinson & Co.	116,642
390	Cutera, Inc.(a)	4,945
560	Cynosure, Inc., Class A(a)	13,401
390	Hansen Medical, Inc.(a)	7,328
3,050	Henry Schein, Inc.(a)	182,451
560	Hologic, Inc.(a)	33,773
785	Invitrogen Corp.(a)	66,325
3,360	Kinetic Concepts, Inc.(a)	172,670
870	LCA-Vision, Inc.	11,989
410	Masimo Corp.(a)	13,145
915	Mentor Corp.	27,139
730	PerkinElmer, Inc.	18,119
710	ResMed, Inc.(a)	28,748
110	Sirona Dental Systems, Inc.(a)	2,861
2,950	Stryker Corp.	192,074
80	SurModics, Inc.(a)	3,534
640	Symmetry Medical, Inc.(a)	11,392
1,215	TomoTherapy, Inc.(a)	16,001
1,680	Zimmer Holdings, Inc.(a)	126,487

		1,158,696

Medical Labs & Testing Services (0.2%)
1,460	Covance, Inc.(a)	123,238
400	Genoptix, Inc.(a)	10,268
460	MDS, Inc.(a)	7,696

		141,202

Medical Products (0.0%)
300	Acadia Pharmaceuticals, Inc.(a)	2,976
670	Accuray, Inc.(a)	6,948
240	China Medical Technologies, Inc. ADR	11,040
210	Insulet Corp.(a)	3,597
240	Volcano Corp.(a)	2,943

		27,504

Metals—Processing & Fabrication (0.8%)
3,820	General Cable Corp.(a)	235,770
270	Haynes International, Inc.(a)	15,339
420	Horsehead Holding Corp.(a)	6,594

Shares	Security Description	Value
Common Stocks, continued:
Metals—Processing & Fabrication, continued:
390	Kaiser Aluminum Corp.	$28,607
90	Ladish Co., Inc.(a)	3,213
240	Metal Management, Inc.	14,561
370	RTI International Metals, Inc.(a)	20,302
1,870	Southern Copper Corp.	213,386
1,810	Sterlite Industries (India) Ltd. ADR(a)	37,738
680	Ternium SA ADR	25,337
160	Worthington Industries, Inc.	2,814

		603,661

Mining (0.0%)
80	Apex Silver Mines Ltd.(a)	1,063
60	Compass Minerals International, Inc.	3,415

		4,478

Miscellaneous Manufacturing (0.0%)
740	China Security & Surveillance Technology, Inc.(a)	11,056

Office Furnishing (0.0%)
220	Knoll, Inc.	3,098

Office/Business Equipment (0.0%)
230	Acco Brands Corp.(a)	3,190
1,000	Ariba, Inc.(a)	8,920

		12,110

Oil & Gas (0.1%)
1,700	Dresser-Rand Group, Inc.(a)	57,919
140	Hugoton Royalty Trust	3,955

		61,874

Oil & Gas Exploration, Production and Services (2.7%)
2,120	Apache Corp.	243,185
130	Approach Resources, Inc.(a)	1,816
2,080	Baker Hughes, Inc.	139,963
340	BreitBurn Energy Partners LP	7,490
613	Cal Dive International, Inc.(a)	6,387
190	CNX Gas Corp.(a)	6,958
1,340	Complete Production Services, Inc.(a)	26,023
640	Concho Resources, Inc.(a)	14,912
1,640	Continental Resources, Inc.(a)	46,051
1,920	Devon Energy Corp.	197,222
170	EnCana Corp.	12,956
40	Encore Energy Partners, LP	796
1,120	Energy Infrastructure Acquisition Corp.(a)	11,110
200	Exterran Holdings, Inc.(a)	13,930
2,300	FMC Technologies, Inc.(a)	130,318
440	FX Energy, Inc.(a)	2,064

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Oil & Gas Exploration, Production and Services, continued:
2,670	Gazprom, Sponsored ADR	$133,607
110	Gulf Island Fabrication, Inc.	3,209
685	Helmerich & Payne, Inc.	30,709
2,350	National-Oilwell Varco, Inc.(a)	146,405
5,925	Patterson-UTI Energy, Inc.	140,600
4,430	Penn West Energy Trust	125,147
5,530	SandRidge Energy, Inc.(a)	208,149
520	Southwest Gas Corp.	13,307
665	Southwestern Energy Co.(a)	43,378
1,260	Transocean, Inc. ADR(a)	177,043
950	Valero Energy Corp.	54,882
770	Venoco, Inc.(a)	10,056
550	Whiting Petroleum Corp.(a)	33,671

		1,981,344

Oil & Gas Services (0.1%)
420	CVR Energy, Inc.(a)	11,802
160	Flotek Industries, Inc.(a)	3,637
820	Hercules Offshore, Inc.(a)	20,779

		36,218

Oil—Integrated Companies (0.8%)
1,600	Chevron Corp.	138,656
750	ConocoPhillips	62,032
4,570	Exxon Mobil Corp.	397,636
170	Petroleo Brasileiro S.A.—Petrobas ADR	16,648

		614,972

Paper Products (0.1%)
1,160	International Paper Co.	36,772
280	Rock-Tenn Co., Class A	7,512

		44,284

Pharmaceuticals (1.4%)
70	Alcon, Inc.	10,131
190	Alnylam Pharmaceuticals, Inc.(a)	5,396
650	Biovail Corp.	9,210
4,020	Bristol-Myers Squibb Co.	90,892
1,505	Charles River Laboratories International, Inc.(a)	88,163
1,930	Genzyme Corp.(a)	136,876
360	Hospira, Inc.(a)	15,322
650	Mannkind Corp.(a)	4,596
1,220	Merck & Co., Inc.	54,046
2,540	Novartis AG ADR	124,841
11,600	Pfizer, Inc.	258,448
4,640	Sanofi-Aventis ADR	172,098
1,040	Synta Pharmaceuticals Corp.(a)	9,214

Shares	Security Description	Value
Common Stocks, continued:
Pharmaceuticals, continued:
550	Theravance, Inc.(a)	$9,047
250	XenoPort, Inc.(a)	12,792

		1,001,072

Pipelines (0.4%)
400	El Paso Pipeline Partners, LP	9,376
600	Mueller Water Products, Inc., Class A	4,836
420	Regency Energy Partners LP	12,457
11,940	Spectra Energy Corp.	275,934
120	Spectra Energy Partners LP	2,964

		305,567

Printing & Publishing (0.0%)
590	Idearc, Inc.	2,844
110	The McGraw-Hill Cos., Inc.	4,502
100	Toppan Printing Co. Ltd. ADR(a)	5,514
120	VistaPrint Ltd. ADR(a)	3,770

		16,630

Real Estate (0.0%)
580	E-House China Holdings Ltd. ADR(a)	9,431
250	Forestar Real Estate Group, Inc.(a)	6,095

		15,526

REITS (0.8%)
940	AMB Property Corp.	47,169
470	American Campus Communities, Inc.	12,267
2,960	Annaly Capital Management, Inc.	61,243
200	Boston Properties, Inc.	17,234
660	Chimera Investment Corp.	10,936
4,170	DCT Industrial Trust, Inc.	37,363
880	DiamondRock Hospitality Co.	10,991
2,080	Digital Reality Trust, Inc.	74,672
1,290	Douglas Emmett, Inc.	27,335
840	DuPont Fabros Technology, Inc.	14,112
300	Education Realty Trust, Inc.	3,822
820	Equity One, Inc.	17,548
2,180	Franklin Street Properties Corp.	27,512
460	Highwoods Properties, Inc.	13,561
80	JER Investors Trust, Inc.	820
720	Medical Properties Trust, Inc.	8,626
520	Senior Housing Properties Trust	11,060
1,720	Simon Property Group, Inc.	144,136
1,530	U-Store-It Trust	15,346

		555,753

Restaurants (0.6%)
2,500	California Pizza Kitchen, Inc.(a)	34,850
150	Carrols Restaurant Group, Inc.(a)	1,241

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Restaurants, continued:
150	Chipotle Mexican Grill, Inc., Class A(a)	$14,895
2,360	Darden Restaurants, Inc.	72,759
1,510	McDonald’s Corp.	81,706
160	Morton’s Restaurant Group, Inc.(a)	1,240
140	Texas Roadhouse, Inc., Class A(a)	1,302
1,720	The Cheesecake Factory, Inc.(a)	35,965
1,490	Tim Hortons, Inc.	52,403
4,180	Yum! Brands, Inc.	144,001

		440,362

Retail (2.1%)
605	Aeropostale, Inc.(a)	16,250
880	Amazon.com, Inc.(a)	56,734
5,505	Best Buy Co., Inc.	236,770
200	BJ’s Wholesale Club, Inc.(a)	6,312
6,570	Blockbuster, Inc., Class A(a)	19,973
280	Blue Nile, Inc.(a)	12,365
240	Cabela’s, Inc.(a)	3,252
1,320	Cash America International, Inc.	42,715
2,640	Costco Wholesale Corp.	163,469
5,727	CVS Corp.	231,256
1,485	Dollar Tree Stores, Inc.(a)	39,842
260	DSW, Inc., Class A(a)	4,735
1,560	Family Dollar Stores, Inc.	29,874
1,850	Fred’s Inc., Class A	16,243
4,200	GameStop Corp., Class A(a)	177,912
840	hhgregg, Inc.(a)	9,694
3,950	Kohl’s Corp.(a)	175,538
300	Macy’s, Inc.	7,404
1,065	Nordstrom, Inc.	39,437
670	O’Reilly Automotive, Inc.(a)	18,063
1,625	PetSmart, Inc.	34,986
420	Sally Beauty Holdings, Inc.(a)	3,213
460	Susser Holdings Corp.(a)	11,141
160	The Pantry, Inc.(a)	3,850
2,960	Wal-Mart Stores, Inc.	146,786
170	Zumiez, Inc.(a)	2,989

		1,510,803

Savings & Loans (0.0%)
650	BankAtlantic Bancorp, Inc.	2,964
1,370	Beneficial Mutual Bancorp, Inc.(a)	12,535
570	Investors Bancorp, Inc.(a)	8,265
120	Northfield Bancorp, Inc.(a)	1,229
90	Oritani Financial Corp.(a)	995
130	Viewpoint Financial Group	2,018

		28,006

Shares	Security Description	Value
Common Stocks, continued:
Semiconductors (1.6%)
380	Advanced Analogic Technologies, Inc.(a)	$2,470
7,295	Altera Corp.	124,817
6,150	Applied Materials, Inc.	117,895
900	AuthenTec, Inc.(a)	9,135
9,660	Broadcom Corp., Class A(a)	182,671
310	Brooks Automation, Inc.(a)	3,125
490	Cavium Networks, Inc.(a)	6,968
150	Cymer, Inc.(a)	4,250
2,150	Himax Technologies, Inc. ADR	11,567
11,170	Intel Corp.	222,841
2,990	Marvell Technology Group Ltd.(a)	33,817
570	Mellanox Technologies Ltd.(a)	8,721
865	MEMC Electronic Materials, Inc.(a)	65,982
310	MKS Instruments, Inc.(a)	6,228
140	Monolithic Power Systems, Inc.(a)	2,330
130	Netlogic Microsystems, Inc.(a)	3,068
6,860	NVIDIA Corp.(a)	146,735
6,840	ON Semiconductor Corp.(a)	41,040
480	Rubicon Technology, Inc.(a)	14,117
680	Semiconductor Manufacturing International Corp. ADR(a)	2,747
960	Tessera Technologies, Inc.(a)	22,618
5,000	Texas Instruments, Inc.	149,800
150	Verigy Ltd. ADR(a)	3,015

		1,185,957

Software (0.7%)
120	Blackboard, Inc.(a)	3,452
250	Commvault Systems, Inc.(a)	3,500
900	Deltek, Inc.(a)	11,565
130	Double-Take Software, Inc.(a)	1,351
250	Global Sources Ltd.(a)	3,050
580	Innerworkings, Inc.(a)	7,987
260	L-1 Identity Solutions, Inc.(a)	3,110
610	MedAssets, Inc.(a)	11,078
510	MSCI, Inc., Class A(a)	15,162
750	NetSuite, Inc.(a)	15,765
750	Omnicell, Inc.(a)	14,250
990	Open Text Corp.(a)	31,878
210	Phase Forward, Inc.(a)	3,345
230	Quest Software, Inc.(a)	3,273
1,340	SAP AG ADR	63,529
1,060	Solera Holdings, Inc.(a)	25,154
270	Synchronoss Technologies, Inc.(a)	4,342
170	Taleo Corp., Class A(a)	3,240
4,250	VMware, Inc., Class A(a)	249,347

		474,378

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Technology (0.2%)
330	Cogent, Inc.(a)	$3,300
290	Varian, Inc.(a)	15,704
2,125	Waters Corp.(a)	126,671

		145,675

Telecommunications (0.8%)
1,675	ADTRAN, Inc.	30,853
1,530	AT&T, Inc.	53,290
650	Cellcom Israel Ltd. ADR	20,852
300	CommScope, Inc.(a)	12,564
250	GeoEye, Inc.(a)	7,552
590	Global Crossing Ltd.(a)	11,393
20	Hughes Communication, Inc.(a)	935
530	KT Corp.	12,874
60	Loral Space & Communications, Inc.(a)	1,456
350	NeuStar, Inc., Class A(a)	8,981
2,550	Nokia Oyj ADR	91,825
660	Opnext, Inc.(a)	3,049
150	Polycom, Inc.(a)	3,270
960	RCN Corp.	10,656
50	RRSat Global Communications Network Ltd. ADR(a)	968
2,040	ShoreTel, Inc.(a)	10,853
1,740	Starent Networks Corp.(a)	27,370
5,285	Sycamore Networks, Inc.(a)	18,445
520	Syniverse Holdings, Inc.(a)	8,814
1,630	TFS Financial Corp.	20,212
100	United State Cellular Corp.(a)	6,300
5,870	Verizon Communications, Inc.	213,198

		575,710

Telecommunications—Services & Equipment (0.6%)
220	Airvana, Inc.(a)	1,047
640	Aruba Networks, Inc.(a)	3,590
1,580	China Mobile Ltd., ADR	117,900
310	Dolby Laboratories, Inc.(a)	13,718
2,690	Infinera Corp.(a)	31,419
290	Orbcomm, Inc.(a)	1,653
180	Plantronics, Inc.	3,395
5,560	QUALCOMM, Inc.	235,577
1,290	ShengdaTech, Inc.(a)	13,648
220	Sierra Wireless, Inc.(a)	3,181

		425,128

Tobacco & Tobacco Products (0.3%)
200	Loews Corp.—Carolina Group	15,058
3,100	Reynolds American, Inc.	197,532

		212,590

Shares	Security Description	Value
Common Stocks, continued:
Toys/Games/Hobbies (0.0%)
450	Nintendo Co. Ltd. ADR	$28,853

Transportation (0.2%)
130	Aircastle Ltd. ADR	2,678
480	C.H. Robinson Worldwide, Inc.	24,370
620	Genesis Lease Ltd. ADR	11,693
5,950	Hertz Global Holdings, Inc.(a)	70,983
880	RSC Holdings, Inc.(a)	9,918

		119,642

Transportation & Shipping (0.8%)
480	American Commercial Lines, Inc.(a)	8,160
280	Atlas Air Worldwide Holdings, Inc.(a)	14,168
3,270	CSX Corp.	158,660
630	Double Hull Tankers, Inc.	7,087
1,230	FedEx Corp.	108,400
590	Navios Maritime Holdings, Inc. ADR	6,555
1,830	Norfolk Southern Corp.	96,789
510	Paragon Shipping, Inc., Class A	8,180
10	Teekay LNG Partners LP ADR	301
2,000	United Parcel Service, Inc., Class B	140,480

		548,780

Trucking & Leasing (0.0%)
250	GATX Corp.	8,995

Utilities (0.0%)
290	Foundation Coal Holdings, Inc.	16,753
150	South Jersey Industries, Inc.	5,126

		21,879

Utilities—Electric (0.1%)
690	Ameren Corp.	29,463
1,190	General Communications, Inc., Class A	27,763
40	ITC Holdings Corp.	2,132
270	NSTAR	8,343
570	UniSource Energy Corp.	13,480

		81,181

Utilities—Natural Gas (0.0%)
210	Southern Union Co.	5,401

Waste Disposal (0.1%)
190	Calgon Carbon Corp.(a)	3,105
1,470	Republic Services, Inc.	44,879

		47,984

Water (0.0%)
180	Veolia Enviornment ADR	16,029

Total Common Stocks (Cost $30,058,841)		30,250,578

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Securities (0.7%)
$60,698	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20(b)	$61,223
60,936	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21(b)	61,240
124,859	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20(b)	125,278
52,800	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12(b)	55,482
107,733	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10(b)	111,353
82,317	PSB Lending Home Loan Owner Trust, Series 1997-4, Class M1, 8.38%, 5/20/24	82,135
19,629	Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A7, 7.00%, 11/25/31	20,383

Total Asset Backed Securities (Cost $482,579)		517,094

Mortgage Backed Securities (21.6%)
350,000	American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.41%, 9/25/35	307,489
400,000	Banc of America Alternative Loan Trust, Series 2007-1, Class 3A28, 6.00%, 4/25/37	393,909
100,000	Banc of America Funding Corp., Series 2003-3, Class 1A4, 5.50%, 10/25/33	91,815
166,338	Banc of America Funding Corp., Series 2003-1, Class A1, 6.00%, 5/20/33	166,598
100,000	Banc of America Funding Corp., Series 2006-4, Class A14, 6.00%, 7/25/36	96,693
110,307	Banc of America Mortgage Securities, Series 2003-1, Class 2A4, 5.00%, 2/25/18	110,135
306,838	Banc of America Mortgage Securities, Series 2004-4, Class 3A1, 5.00%, 5/25/19	310,727
88,179	Banc of America Mortgage Securities, Series 2003-1, Class 2A2, 5.25%, 2/25/18	90,699

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$30,000	Banc of America Mortgage Securities, Series 2003-9, Class 1A7, 5.50%, 12/25/33	$30,311
50,000	Banc of America Mortgage Securities, Series 2004-4, Class 2A2, 5.50%, 5/25/34	43,411
397,837	Chase Mortgage Finance Corp., Series 2003-S11, Class 3A1, 5.50%, 10/25/33	396,470
345,000	Chaseflex Trust, Series 2006-2, Class A4, 6.34%, 9/25/36	326,947
435,377	Citi Mortgage Alternative Loan Trust, Series 2007-A2, Class 1A5, 6.00%, 2/25/37	440,497
350,000	Citi Mortgage Alternative Loan Trust, Series 2007-A6, Class 1A13, 6.00%, 6/25/37	308,651
46,219	Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.25%, 3/25/34	45,950
71,337	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	71,560
47,000	Countrywide Alternative Loan Trust, Series 2003-13T1, Class A9, 5.00%, 8/25/33	38,628
148,000	Countrywide Alternative Loan Trust, Series 2003-15T2, Class A10, 5.00%, 8/25/33	121,159
179,892	Countrywide Alternative Loan Trust, Series 2005-1CB, Class 2A2, 5.50%, 3/25/35	176,981
74,000	Countrywide Alternative Loan Trust, Series 2005-J8, Class 1A6, 5.50%, 7/25/35	66,490
67,000	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A4, 5.50%, 11/25/35	55,255
273,358	Countrywide Alternative Loan Trust, Series 2005-86CB, Class A4, 5.50%, 2/25/36	267,242
413,033	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	414,934
325,500	Countrywide Alternative Loan Trust, Series 2006-19CB, Class A7, 6.00%, 8/25/36	328,373

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$39,000	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 2A4, 6.00%, 1/25/37	$31,579
54,585	Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.50%, 9/25/34	55,614
59,766	Countrywide Home Loans, Series 2002-38, Class A2, 5.00%, 2/25/18	60,999
133,409	Countrywide Home Loans, Series 2003-14, Class A19, 5.00%, 6/25/33	134,268
218,920	Countrywide Home Loans, Series 2005-22, Class 2A1, 5.26%, 11/25/35	217,533
97,798	Countrywide Home Loans, Series 2002-19, Class 2A4, 5.50%, 11/25/17	99,430
30,858	Countrywide Home Loans, Series 2003-20, Class 1A14, 5.50%, 7/25/33	30,299
110,000	Countrywide Home Loans, Series 2003-44, Class A5, 5.50%, 10/25/33	108,093
150,000	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35	141,325
297,310	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	288,345
242,591	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37	231,315
93,959	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 8A1, 5.00%, 9/25/18	95,106
88,045	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	88,517
84,096	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A1, 5.50%, 10/25/33	84,878
42,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 2A1, 5.50%, 2/25/35	31,732
98,518	Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 3A1, 6.50%, 3/25/36	98,558

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$250,000	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.27%, 6/25/36	$211,015
124,642	Fannie Mae, Series 2003-19, Class ME, 4.00%, 1/25/33	124,052
312,117	Fannie Mae, 4.50%, 4/1/35, Pool #914522	298,953
14,687	Fannie Mae, 5.00%, 3/1/18, Pool #681351	14,916
4,858	Fannie Mae, Series 2002-89, Class QE, 5.00%, 9/25/31	4,848
35,514	Fannie Mae, Series 2003-13, Class PG, 5.00%, 11/25/32	35,843
87,855	Fannie Mae, Series 1999-18, Class A, 5.50%, 10/18/27	89,758
340,925	Fannie Mae, 5.50%, 10/1/35, Pool #838584	343,317
38,780	Fannie Mae, 6.00%, 5/1/35, Pool #357778	39,686
59,000	Fannie Mae, Series 1999-18, Class LL, 6.50%, 4/18/29	62,760
200,414	First Horizon Mortgage Pass-Through Trust, Series 2004-1, Class 2A1, 4.75%, 3/25/19	200,854
267,258	Freddie Mac, 3.50%, 5/1/10, Pool #M80824	264,498
151,873	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	152,254
99,228	Freddie Mac, Series 2543, Class BC, 4.75%, 11/15/21	100,719
27,307	Freddie Mac, 5.00%, 5/1/18, Pool #E96372	27,723
19,507	Freddie Mac, 5.00%, 9/1/18, Pool #E99582	19,803
400,000	Freddie Mac, Series 2877, Class AL, 5.00%, 10/15/24	398,178
117,876	Freddie Mac, Series 2528, Class ME, 5.25%, 5/15/30	119,523
117,200	Freddie Mac, Series 2382, Class DA, 5.50%, 10/15/30	121,271
63,916	Freddie Mac, Series 2579, Class KJ, 5.50%, 3/15/33	65,946
23,365	Freddie Mac, 5.50%, 1/1/35, Pool #A30935	23,558
35,728	Freddie Mac, Series 2378, Class CB, 6.00%, 11/15/31	36,995

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$325,000	Freddie Mac, Series 3427, Class HE, 6.00%, 6/15/37	$331,906
8,269	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	8,598
64,740	Freddie Mac, Series 2302, Class J, 6.50%, 4/15/31	68,325
31,434	Freddie Mac, 6.67%, 6/1/28, Pool #605508(c)	31,731
286,036	Freddie Mac, Series 1443, Class I, 7.50%, 12/15/22	310,830
10,042	Government National Mortgage Assoc., 6.00%, 2/20/26, Pool #2166	10,427
97,812	Government National Mortgage Assoc., 6.31%, 9/20/32, Pool #575624	102,239
156,764	Government National Mortgage Assoc., 6.31%, 9/20/32, Pool #575653	163,859
79,458	Government National Mortgage Assoc., 6.31%, 11/20/32, Pool #575678	83,054
71,037	Government National Mortgage Assoc., 6.31%, 12/20/32, Pool #575723	74,252
122,083	Government National Mortgage Assoc., 6.31%, 3/20/33, Pool #612258	127,511
19,385	Government National Mortgage Assoc., 7.00%, 1/15/26, Pool #421420	20,849
60,977	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	65,488
531	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #423563	584
97,947	GSR Mortgage Loan Trust, Series 2003-3F, Class 1A2, 5.00%, 4/25/33	98,180
42,831	GSR Mortgage Loan Trust, Series 2006-10F, Class 5A1, 6.00%, 1/25/27	44,369
38,840	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	38,402
316,293	Master Alternative Loans Trust, Series 2004-8, Class 5A1, 6.00%, 9/25/34	320,939
199,099	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	204,264
40,459	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	41,761
153,682	Master Asset Securitization Trust, Series 2003-8, Class 1A1, 5.50%, 9/25/33	150,512

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$420,000	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35	$411,843
175,000	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35	173,157
100,000	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36	96,359
129,595	Residential Accredit Loans, Inc., Series 2004-QS9, Class A1, 5.00%, 6/25/19	130,710
400,000	Residential Accredit Loans, Inc., Series 2006-QS10, Class A8, 6.00%, 8/25/36	394,780
400,000	Residential Accredit Loans, Inc., Series 2007-QS6, Class A6, 6.25%, 4/25/37	409,342
50,000	Residential Asset Loans, Inc, Series 2006-QS5, Class A9, 6.00%, 5/25/36	47,186
125,260	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 6.20%, 9/25/33	88,632
76,133	Residential Asset Securitization Trust, Series 2003-A6, Class A1, 4.50%, 7/25/33	74,281
35,333	Residential Asset Securitization Trust, Series 2003-A7, Class A2, 4.85%, 7/25/33	35,230
200,000	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35	189,001
127,259	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	128,378
150,000	Residential Asset Securitization Trust, Series 2007-A5, Class 2A5, 6.00%, 5/25/37	144,704
300,000	Structured Asset Securities Corp., Series 2005-3, Class 1A8, 5.75%, 3/25/35	287,240
77,437	Structured Asset Securities Corp., Series 2003-10, Class A, 6.00%, 4/25/33	78,381
26,031	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	24,705

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$354,271	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5, Class B14, 5.50%, 7/25/35	$341,160
350,000	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-7, Class A2A, 5.67%, 9/25/36	358,558
136,041	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS8, Class 2A1, 5.25%, 12/25/17	137,771
430,564	Wells Fargo Mortgage Backed Securities, Series 2004-5, Class 1A1, 5.00%, 6/25/19	440,415
127,226	Wells Fargo Mortgage Backed Securities, Series 2004-7, Class 2A2, 5.00%, 7/25/19	126,073
223,399	Wells Fargo Mortgage Backed Securities, Series 2006-11, Class A8, 6.00%, 9/25/36	223,749

Total Mortgage Backed Securities (Cost $15,545,424)		15,894,720

Corporate Bonds (4.7%)
Aerospace/Defense (0.7%)
500,000	Boeing Capital Corp., 6.50%, 2/15/12	550,186

Financial Services (1.8%)
250,000	Alesco Preferred Funding Ltd., 6.48%, 3/23/35, Series 6A, Class C1(c)(d)	237,500
150,000	American General Finance, 6.90%, 12/15/17	150,749
110,000	Household Finance Corp., 6.70%, 9/15/09	115,510
199,314	Preferred Terms Secs XXVI, 5.44%, 3/22/38(c)(d)	178,685
291,256	Preferred Terms XXIII, 6.15%, 12/22/36(b)	255,723
250,000	Reg Diversified Funding, 4.65%, 1/25/36(c)(d)	235,625
250,000	Taberna Preferred Funding Ltd., 4.55%, 8/5/36, Series 2006-5A, Class A3(c)(d)	150,000

		1,323,792

Retail (0.4%)
250,000	Wal-Mart Stores, Inc., 7.25%, 6/1/13	289,352

Security Brokers & Dealers (1.3%)
340,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	295,430

Principal Amount	Security Description	Value
Corporate Bonds, continued:
Security Brokers & Dealers, continued:
$200,000	Bear Stearns Co., Inc., 7.00%, 9/24/21	$190,533
125,000	Goldman Sachs Group, Inc., 6.13%, 2/15/33	116,912
350,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17	345,977

		948,852

Telecommunications (0.5%)
250,000	AT&T, Inc., 6.25%, 3/15/11	267,418
100,000	Southwestern Bell Telephone Co., 6.29%, 9/29/10	106,522

		373,940

Total Corporate Bonds (Cost $3,603,447)		3,486,122

Taxable Municipal Bond (0.5%)
Georgia (0.5%)
350,000	Cedartown Development Authority, Revenue, 7.00%, 2/1/22, Continuously Callable @ 100*, Insured by: AMBAC	354,736

Total Taxable Municipal Bond (Cost $349,999)		354,736

U.S. Government Agency Securities (5.2%)
	Fannie Mae
100,000	3.00%, 6/19/08, Continuously Callable @ 100	100,004
500,000	4.16%, 6/11/13, Continuously Callable @ 100	501,782
500,000	4.38%, 8/18/08(c)	503,917
35,000	4.88%, 4/26/19, Callable 3/24/08 @ 100(c)*	35,014
110,000	5.00%, 7/14/15, Continuously Callable @ 100(c)	110,039
145,000	5.13%, 2/29/16, Continuously Callable @ 100(c)	145,057
60,000	5.38%, 9/16/16, Continuously Callable @ 100(c)	60,027
	Federal Home Loan Bank
25,000	3.00%, 6/18/08, Continuously Callable @ 100	25,000
29,825	4.00%, 4/20/09, Continuously Callable @ 100	29,827
175,000	4.00%, 9/30/09, Callable 03/30/08 @ 100(c)*	175,240
410,000	4.00%, 6/19/13, Callable 03/19/08 @ 100(c)*	410,210

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
$200,000	4.00%, 6/26/13, Callable 03/26/08 @ 100(c)*	$200,145
250,000	4.00%, 3/30/16, Callable 3/30/08 @ 100(c)*	250,321
100,000	4.50%, 12/30/08, Continuously Callable @ 100(c)	100,157
200,000	4.50%, 6/5/18, Callable 6/5/08 @ 100(c)*	200,021
350,000	5.00%, 7/16/18, Callable 4/16/08 @ 100(c)*	350,075
	Freddie Mac(c)
156,000	4.00%, 5/15/18, Continuously Callable @ 100	156,012
100,000	4.00%, 6/25/18, Continuously Callable @ 100	100,008
250,000	4.50%, 11/18/09, Continuously Callable @ 100	259,162
30,000	5.00%, 2/15/17, Callable 2/15/09 @ 100*	30,592
25,000	5.00%, 4/12/19, Callable 04/12/08 @ 100*	25,061
30,000	5.00%, 10/15/22, Callable 03/19/08 @ 100*	30,003

Total U.S. Government Agency Securities (Cost $3,688,149)		3,797,674

Shares or Principal Amount	Security Description	Value
U.S. Treasury Obligations (9.9%)
	U.S. Treasury Bonds
$1,100,000	5.38%, 2/15/31	$1,253,227
850,000	5.50%, 8/15/28	976,039
	U.S. Treasury Notes
500,000	3.88%, 2/15/13	531,914
500,000	4.00%, 2/15/14	534,062
650,000	4.25%, 8/15/14	701,797
1,000,000	4.25%, 11/15/14	1,077,969
1,000,000	4.50%, 11/15/15	1,087,422
750,000	4.50%, 2/15/16	814,219
300,000	4.63%, 2/15/17	326,437

Total U.S. Treasury Obligations (Cost $6,637,465)		7,303,086

Investment Companies (13.2%)
76,470	iShares MSCI EAFE Index Fund	5,464,546
30,210	iShares MSCI Emerging Markets Index	4,215,201

Total Investment Companies (Cost $5,704,181)		9,679,747

Investments in Affiliates (5.5%)
4,059,340	American Performance Institutional Cash Management Fund	4,059,340

Total Investments in Affiliates (Cost $4,059,340)		4,059,340

Total Investments (Cost $70,129,425)(e)—102.4%		75,343,097
Liabilities in excess of other assets—(2.4)%		(1,775,687)

Net Assets—100.0%		$73,567,410

(a)	Non-income producing security.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. The total value of illiquid restricted securities represents 0.79% of net assets.
(c)	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2008. The date presented reflects the final maturity date.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(e)	Represents cost for financial reporting purposes.

ADR—American Depositary Receipt

AMBAC—American Municipal Bond Assurance Corp.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

U.S. Large Cap Equity Fund

Schedule of Portfolio Investments

February 29, 2008

(Unaudited)

Shares	Security Description	Value
Common Stocks (98.4%)
Aerospace/Defense (1.9%)
2,770	The Boeing Co.	$229,328

Apparel Manufacturers (3.3%)
5,655	Coach, Inc.(a)	171,460
3,940	NIKE, Inc., Class B	237,188

		408,648

Banking (3.0%)
3,680	Bank of America Corp.	146,243
11,670	Synovus Financial Corp.	134,555
3,015	Wachovia Corp.	92,320

		373,118

Beverages (2.0%)
3,555	PepsiCo, Inc.	247,286

Broadcasting/Cable (2.3%)
14,577	Comcast Corp., Class A Special(a)	284,835

Casino Services (1.8%)
2,695	Las Vegas Sands Corp.(a)	224,493

Chemicals (3.8%)
3,260	Praxair, Inc.	261,713
3,760	Sigma-Aldrich Corp.	206,875

		468,588

Commercial Services (2.2%)
3,330	Jacobs Engineering Group, Inc.(a)	267,366

Computer Software & Services (4.7%)
5,670	eBay, Inc.(a)	149,461
15,260	Yahoo!, Inc.(a)	423,923

		573,384

Computers & Peripherals (4.8%)
10,265	Cisco Systems, Inc.(a)	250,158
10,900	Dell, Inc.(a)	216,365
5,405	Seagate Technology	116,586

		583,109

Consumer Products (1.5%)
2,345	Colgate-Palmolive Co.	178,431

Diversified Manufacturing Operations (2.3%)
3,775	Danaher Corp.	279,916

Electronic Components/Instruments (8.3%)
4,165	Amphenol Corp., Class A	153,980
5,040	Emerson Electric Co.	256,839
1,680	L-3 Communications Holdings, Inc.	178,567
4,550	Microchip Technology, Inc.	140,049
5,170	Thermo Fisher Scientific, Inc.(a)	289,158

		1,018,593

Shares	Security Description	Value
Common Stocks, continued:
Entertainment (1.2%)
4,555	The Walt Disney Co.	$147,628

Financial Services (4.1%)
5,495	Eaton Vance Corp.	175,016
2,200	Merrill Lynch & Co.	109,032
4,355	T. Rowe Price Group, Inc.	220,058

		504,106

Food Products & Services (2.9%)
2,810	Archer-Daniels-Midland Co.	126,731
8,045	Sysco Corp.	225,743

		352,474

Health Care (1.6%)
2,765	Wellpoint, Inc.(a)	193,771

Insurance (4.8%)
3,425	AFLAC, Inc.	213,754
2,785	Lincoln National Corp.	142,342
3,100	Prudential Financial, Inc.	226,207

		582,303

Machinery & Equipment (3.6%)
2,975	The Manitowoc Co., Inc.	121,201
4,500	United Technologies Corp.	317,295

		438,496

Medical Equipment & Supplies (6.1%)
930	Bard (C.R.), Inc.	88,155
1,795	Becton, Dickinson & Co.	162,304
3,635	Henry Schein, Inc.(a)	217,445
4,190	Stryker Corp.	272,811

		740,715

Medical Labs & Testing Services (1.1%)
1,550	Covance, Inc.(a)	130,835

Oil & Gas Exploration, Production and Services (5.5%)
3,025	Apache Corp.	346,998
3,000	Baker Hughes, Inc.	201,870
5,085	Patterson-UTI Energy, Inc.	120,667

		669,535

Oil—Integrated Companies (1.9%)
2,745	Exxon Mobil Corp.	238,842

Pharmaceuticals (2.2%)
3,320	Bristol-Myers Squibb Co.	75,065
2,710	Genzyme Corp.(a)	192,193

		267,258

Continued

AMERICAN PERFORMANCE FUNDS

U.S. Large Cap Equity Fund

Schedule of Portfolio Investments, Continued

February 29, 2008

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Restaurants (0.9%)
2,150	McDonald’s Corp.	$116,337

Retail (7.1%)
6,875	Best Buy Co., Inc.	295,694
8,138	CVS Corp.	328,612
5,615	Kohl’s Corp.(a)	249,531

		873,837

Semiconductors (6.7%)
8,610	Altera Corp.	147,317
8,140	Applied Materials, Inc.	156,044
14,885	Intel Corp.	296,956
7,170	Texas Instruments, Inc.	214,813

		815,130

Technology (0.9%)
1,920	Waters Corp.(a)	114,451

Telecommunications (1.1%)
3,620	Nokia Oyj ADR	130,356

Shares	Security Description	Value
Common Stocks, continued:
Telecommunications—Services & Equipment (2.4%)
6,800	QUALCOMM, Inc.	$288,115

Transportation & Shipping (2.4%)
1,730	FedEx Corp.	152,465
2,595	Norfolk Southern Corp.	137,249

		289,714

Total Common Stocks (Cost $10,313,200)		12,030,998

Investments in Affiliates (1.2%)
150,937	American Performance Institutional Cash Management Fund	150,937

Total Investments in Affiliates (Cost $150,937)		150,937

Total Investments (Cost $10,464,137)(b)—99.6%		12,181,935
Other assets in excess of liabilities—0.4%		42,835

Net Assets—100.0%		$12,224,770

(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes.

ADR—American Depositary Receipt

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Notes to Financial Statements

February 29, 2008

(Unaudited)

1.	Organization:

The American Performance Funds (the “Trust”) was organized on October 1, 1987, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end investment company. As of February 29, 2008, the Trust offers shares of the U.S. Treasury Fund, the Cash Management Fund, the Tax-Free Money Market Fund (each individually referred to as a “Money Market Fund,” and collectively the “Money Market Funds”), the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund, and the U.S. Large Cap Equity Fund, formerly the U.S. Tax-Efficient Large Cap Equity Fund (individually referred to as a “Fund” and collectively “the Funds”). The Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund and the U.S. Large Cap Equity Fund are authorized to issue an unlimited number of shares in two classes of shares for each Fund: No-Load Investor Shares (the “Investor Shares”) and Institutional Shares. The Money Market Funds are authorized to issue an unlimited number of shares in four classes of shares for each Money Market Fund: Administrative Shares, Institutional Shares, Select Shares and Service Shares. As of February 29, 2008, the Select Shares of the U.S. Treasury Fund and the Cash Management Fund were not yet offered for sale. Each class of shares for each of the Funds has identical rights and privileges except with respect to distribution (12b-1) and shareholder servicing fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the instrument. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

The following is an overview of how securities will be valued in the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund, and the U.S. Large Cap Equity Fund (“the Variable Net Asset Value Funds”).

Securities for which market quotations are readily available will be valued in the following manner:

•	If available, based on the market price or market derived matrix price obtained from an approved independent pricing service.

Continued

AMERICAN PERFORMANCE FUNDS

Notes to Financial Statements, Continued

February 29, 2008

(Unaudited)

•

Broker Pricing – If a security cannot be valued using a price obtained from an approved independent pricing service, then based on quotes from a broker/dealer or market maker identified by AXIA Investment Management, Inc. (the “Adviser”), such quotes to be obtained by the Trust’s fund accountant, if such quotes are available; and

•

Fair Value Pricing – If a security cannot be valued based on the price obtained from an approved independent pricing service or by quotes from broker/dealers or market makers, then as determined by the Pricing Committee based on fair value pursuant to these Security Valuation Procedures.

Domestic equity securities are valued at the closing price on the exchange or market where the security is principally traded (except for those traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price). If there have been no sales for that day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded.

Fixed income securities will be valued using matrix pricing as determined by a Board approved independent pricing service. Short-term fixed income securities are valued at amortized cost, which approximates current value.

Open-ended mutual fund investments will be valued at the most recently calculated net asset value. Closed ended mutual funds are valued at their fair values based upon the latest available sale price.

Repurchase agreements will be valued at original cost.

In cases where market prices for portfolio securities are not readily available, a Pricing Committee established and appointed by the Trust’s Board of Trustees determines in good faith, subject to Trust procedures, the fair value of such portfolio securities.

Security Transactions and Related Income:

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Purchased on a When-issued Basis:

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. The Fund records the transaction and reflects the value of the security in determining net asset value at the time the Fund makes the commitment to purchase a security on a when-issued basis. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund, and no interest accrues to the Fund during the period between purchase and settlement. The Fund designates cash and marketable securities equal in value to commitments for when-issued securities.

Restricted and Illiquid Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At February 29, 2008, the Short-Term Income Fund, Intermediate

Continued

AMERICAN PERFORMANCE FUNDS

Notes to Financial Statements, Continued

February 29, 2008

(Unaudited)

Bond Fund, Bond Fund, and Balanced Fund held illiquid restricted securities representing 1.49%, 1.93%, 1.73%, and 0.79% of net assets, respectively. The illiquid restricted securities held as of February 29, 2008, are identified below:

Security	Acquisition Date*	Acquisition Cost($)	Principal Amount($)	Value($)
Short-Term Income Fund:
ACLC Business Loan Receivables Trust, Series 98-2	7/15/2003	501,897	546,283	551,002
ACLC Business Loan Receivables Trust, Series 00-1	7/28/2003	349,278	365,617	367,443
Atherton Franchisee Loan Funding, Series 98-A	7/1/2003	482,058	599,324	601,336
Atherton Franchisee Loan Funding, Series 99-A	9/9/2003	392,836	422,404	443,857
Captec Franchise Trust, Series 00-1	7/16/2003	379,780	381,210	394,016
Pretsl XXIII PPN 12/22/36	9/22/2006	965,427	970,854	852,409

Intermediate Bond Fund:
ACLC Business Loan Receivables Trust, Series 98-2	6/8/2004	110,519	121,396	122,445
ACLC Business Loan Receivables Trust, Series 00-1	7/28/2003	197,493	207,183	208,217
Atherton Franchisee Loan Funding, Series 98-A	7/1/2003	202,272	249,718	250,556
Atherton Franchisee Loan Funding, Series 99-A	9/19/2003	274,985	295,683	310,700
Captec Franchise Trust, Series 00-1	7/16/2003	165,122	165,743	171,311
Pretsl XXIII PPN 12/22/36	9/22/2006	965,427	970,854	852,409

Bond Fund:
ACLC Business Loan Receivables Trust, Series 98-2	7/15/2003	55,766	60,698	61,223
ACLC Business Loan Receivables Trust, Series 00-1	7/28/2003	186,282	194,995	195,969
Atherton Franchisee Loan Funding, Series 98-A	7/1/2003	101,136	124,859	125,278
Atherton Franchisee Loan Funding, Series 99-A	9/19/2003	196,418	211,202	221,928
Captec Franchise Trust, Series 00-1	7/16/2003	107,329	107,733	111,352
Pretsl XXIII PPN 12/22/36	9/22/2006	482,713	485,427	426,205

Balanced Fund:
ACLC Business Loan Receivables Trust, Series 98-2	7/15/2003	55,766	60,698	61,223
ACLC Business Loan Receivables Trust, Series 00-1	12/9/2003	60,174	60,936	61,240
Atherton Franchisee Loan Funding, Series 98-A	7/1/2003	101,136	124,859	125,278
Atherton Franchisee Loan Funding, Series 99-A	9/9/2003	49,104	52,800	55,482
Captec Franchise Trust, Series 00-1	7/16/2003	107,329	107,733	111,352
Pretsl XXIII PPN 12/22/36	9/22/2006	289,628	291,256	255,723

*	In the event several lots of a given security are held, the acquisition date presented represents the acquisition date of the first lot.

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers, which the investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Continued

AMERICAN PERFORMANCE FUNDS

Notes to Financial Statements, Continued

February 29, 2008

(Unaudited)

Dividends to Shareholders:

Distributions from net investment income are declared daily and paid monthly for the Money Market Funds, the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, and the Bond Fund. Distributions from net investment income are declared and paid quarterly for the Balanced Fund and the U.S. Large Cap Equity Fund. Net realized capital gains, if any, are declared and distributed at least annually.

The character of income and gains distributed are determined in accordance with income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent distributions from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Allocations:

Expenses that are directly related to a specific Fund are charged directly to that Fund. Class specific expenses are charged directly to the class incurring the expense. Other operating expenses of the Funds are pro-rated to each Fund on the basis of relative net assets or another appropriate method. Income, expenses (other than expenses attributable to a specific share class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.

New Accounting Pronouncements:

In September 2006, the FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements” (SFAS No. 157). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management does not believe that adoption of SFAS No. 157 will materially impact the Funds’ financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

3.	Related Party Transactions:

AXIA Investment Management, Inc. (“AXIAIM”), a separate, wholly-owned subsidiary of Bank of Oklahoma, NA (“BOk”) serves as the Funds’ investment adviser. Under the terms of the Investment Advisory Agreement, AXIAIM is entitled to receive fees based on a percentage of the average net assets of each of the Funds based upon the following schedule.

Annual Advisory Fee (as a percentage of net assets)
U.S. Treasury Fund	0.15%
Cash Management Fund	0.15%
Tax-Free Money Market Fund	0.15%
Intermediate Tax-Free Bond Fund	0.55%
Short-Term Income Fund	0.55%
Intermediate Bond Fund	0.55%
Bond Fund	0.55%
Balanced Fund	0.74%
U.S. Large Cap Equity Fund	0.69%

Continued

AMERICAN PERFORMANCE FUNDS

Notes to Financial Statements, Continued

February 29, 2008

(Unaudited)

AXIAIM serves the Trust as Administrator for which it is entitled to an annual fee of 0.20% of the average daily net assets of each of the Funds (other than Money Market Funds for which AXIAIM is entitled to an annual fee of 0.12% of the average daily net assets for each Money Market Fund). Under a Sub-Administration Agreement AXIAIM pays Citi Fund Services Ohio, Inc. (“Citi”) a fee of up to 0.03% of each Fund’s (except for the Tax-Free Money Market Fund) average daily net assets to perform certain administrative duties for the Trust. The fees paid to Citi by AXIAIM for such services come out of AXIAIM’s fees and are not an additional charge to the Funds.

BOk serves the Trust as custodian for which it is paid a fee of up to 0.01% of each Fund’s average daily net assets. As custodian, Bok is also entitled to any out of pocket expenses incurred.

Certain officers of the Trust are affiliated with Citi and are paid no fees directly by the Trust for serving as officers of the Trust. Citi also serves the Trust as transfer agent and fund accountant. Under its Transfer Agency Agreement with the Trust, Citi is entitled to receive an annual fee of 0.02% of each Fund’s average daily net assets (excluding the Tax-Free Money Market Fund), an annual fee per account and out of pocket charges. Under its Fund Accounting Agreement with the Trust, Citi is entitled to receive an annual fee of 0.03% of each Fund’s average daily net assets (except for the U.S. Treasury Fund, Cash Management Fund and Tax-Free Money Market Fund), plus out of pocket charges, to perform fund accounting duties for the Trust. In regards to the U.S. Treasury Fund and Cash Management Fund, Citi is entitled to receive an annual fee of 0.025% of the average daily net assets of each Fund for fund accounting services. Under the Omnibus Fee Agreement with the Tax-Free Money Market Fund, Citi is entitled to receive and annual fee of 0.10% of the Fund’s average daily net assets for providing fund accounting, transfer agency, and sub-administration services.

Under a Compliance Services Agreement between the Funds and Citi (the “CCO Agreement”), Citi makes an employee available to serve as the Funds’ Chief Compliance Officer (the “CCO”). Under the CCO Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Funds’ compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Funds paid Citi $100,000 for the period ended February 29, 2008, plus certain out of pocket expenses. Expenses incurred are reflected on the Statements of Operations as “Chief compliance officer fees.” Citi pays the salary and other compensation earned by any such individuals as employees of Citi.

BOSC, Inc. (“BOSC” or the “Distributor”), an affiliate of AXIAIM, is the distributor of the Funds pursuant to a Distribution Agreement between the Funds and BOSC. The Trust has adopted a Distribution and Shareholder Services Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which the Funds are authorized to pay or reimburse BOSC, a periodic amount, calculated at an annual rate not to exceed 0.25% of the average daily net asset value of the Administrative, Investor, and Service Shares, and may be used by BOSC to pay banks, including BOk, broker dealers and other institutions. For the period ending February 29, 2008, BOSC, as Distributor, received $2,018,709 and Bank of Oklahoma received $2,016,260 from the Distributor.

The Funds have entered into shareholder servicing agreements with various service organizations. Services included in the servicing agreements are assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and provide periodic statements. Shareholder servicing fees are incurred on a class level basis (where applicable). In consideration for these services, each service organization received a fee from the Funds, computed daily and paid monthly, at an annual rate up to 0.25% of the average daily net assets of the Fund’s shares held by each service organization’s customers. For the period ended February 29, 2008, BOSC and Bank of Oklahoma received a net shareholder servicing fee of $2,933,627 and $2,920,290, respectively.

From time to time, fees may be reduced or reimbursed in order to assist each of the Funds in maintaining more competitive expense ratios. All voluntary fee waivers are not subject to recoupment in subsequent fiscal periods.

Continued

AMERICAN PERFORMANCE FUNDS

Notes to Financial Statements, Continued

February 29, 2008

(Unaudited)

4.	Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the period ended February 29, 2008 were as follows:

	Purchases	Sales
Intermediate Tax-Free Bond Fund	$500,000	$4,536,487
Short-Term Income Fund	36,624,090	41,331,866
Intermediate Bond Fund	25,839,962	24,782,952
Bond Fund	13,320,768	12,092,306
Balanced Fund	41,421,909	51,184,646
U.S. Large Cap Equity Fund	2,663,736	2,852,156

Purchases and sales of long-term U.S. government securities for the period ended February 29, 2008, were as follows:

Fund	Purchases	Sales
Short-Term Income Fund	$16,539,590	$22,687,339
Intermediate Bond Fund	1,675,657	23,297,493
Bond Fund	803,617	9,746,094
Balanced Fund	627,792	8,833,752

5.	Concentration of Credit Risk:

The Tax-Free Money Market Fund and the Intermediate Tax-Free Bond Fund invest primarily in debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry sector.

The Tax-Free Money Market Fund and the Intermediate Tax-Free Bond Fund had the following concentration by industry sector as of February 29, 2008, (as a percentage of value):

	Tax-Free Money Market Fund	Intermediate Tax-Free Bond Fund
Development	11.77%	1.82%
Education	12.06%	20.87%
Facilities	18.40%	22.96%
General Obligation	2.43%	24.09%
Higher Education	0.40%	8.48%
Housing	0.83%	—
Investment Companies	9.24%	2.58%
Medical	24.38%	7.67%
Pollution	13.89%	0.86%
Revenue	—	—
Taxation	—	0.16%
Transportation	6.60%	0.64%
Utilities	—	2.00%
Water	—	7.87%

	100.00%	100.00%

Continued

AMERICAN PERFORMANCE FUNDS

Notes to Financial Statements, Continued

February 29, 2008

(Unaudited)

6.	Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

In June, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required no later than the last business day of the first financial reporting date which occurs during the fiscal year beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Funds were required to implement FIN 48 in their net asset value per share calculations as of February 29, 2008. The adoption of FIN 48 had no impact to the financial statements.

At February 29, 2008, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation is as follows:

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Intermediate Tax-Free Bond Fund	$15,374,809	$226,724	$(50,412)	$176,312
Short-Term Income Fund	215,020,325	3,784,106	(4,038,728)	(254,622)
Intermediate Bond Fund	102,887,867	3,673,611	(1,623,759)	2,049,852
Bond Fund	69,762,187	2,510,589	(1,273,683)	1,236,906
Balanced Fund	70,797,514	6,925,902	(2,380,319)	4,545,583
U.S. Large Cap Equity Fund	10,484,236	2,107,941	(410,242)	1,697,699

At August 31, 2007, the following Funds had net capital loss carryforwards to offset net capital gains, if any, to the extent provided by the Treasury regulations:

Fund	Amount	Expires
U.S. Treasury Fund	$248	2013
Cash Management Fund	3,863	2013
Short-Term Income Fund	434,657	2012
Short-Term Income Fund	1,765,022	2013
Short-Term Income Fund	1,068,319	2014
Short-Term Income Fund	19,912	2015
Intermediate Bond Fund	326,346	2013
Intermediate Bond Fund	243,801	2014
Bond Fund	64,224	2014
U.S. Large Cap Equity Fund	16,619,329	2011

To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Continued

AMERICAN PERFORMANCE FUNDS

Notes to Financial Statements, Continued

February 29, 2008

(Unaudited)

The tax characteristics of distributions paid to shareholders during the fiscal years ended August 31, 2007 and 2006 were as follows:

	Distributions paid from:
2007	Net Investment Income	Net Long Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
U.S. Treasury Fund	$53,117,746	$—	$53,117,746	$—	$53,117,746
Cash Management Fund	55,019,792	—	55,019,792	—	55,019,792
Tax-Free Money Market Fund	—	—	—	10,228,428	10,228,428
Intermediate Tax-Free Bond Fund	5	11,121	11,126	783,354	794,480
Short-Term Income Fund	13,414,860	—	13,414,860	—	13,414,860
Intermediate Bond Fund	4,767,228	—	4,767,228	—	4,767,228
Bond Fund	2,995,788	—	2,995,788	—	2,995,788
Balanced Fund	4,698,945	6,481,947	11,180,892	—	11,180,892
U.S. Large Cap Equity Fund	45,681	—	45,681	—	45,681

*	Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

	Distributions paid from:
2006	Net Investment Income	Net Long Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
U.S. Treasury Fund	$27,639,363	$—	$27,639,363	$—	$27,639,363
Institutional U.S. Treasury Fund	11,418,951	—	11,418,951	—	11,418,951
Cash Management Fund	29,082,506	—	29,082,506	—	29,082,506
Institutional Cash Management Fund	18,647,213	—	18,647,213	—	18,647,213
Institutional Tax-Free Money Market Fund	—	—	—	7,555,763	7,555,763
Intermediate Tax-Free Bond Fund	—	268,841	268,841	631,631	900,472
Short-Term Income Fund	10,402,843	—	10,402,843	—	10,402,843
Intermediate Bond Fund	3,784,429	—	3,784,429	—	3,784,429
Bond Fund	2,406,054	45,237	2,451,291	—	2,451,291
Balanced Fund	2,319,821	2,944,844	5,264,665	—	5,264,665
U.S. Large Cap Equity Fund	57,594	—	57,594	—	57,594

*	Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

Continued

AMERICAN PERFORMANCE FUNDS

Notes to Financial Statements, Continued

February 29, 2008

(Unaudited)

As of August 31, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable*	Accumulated Capital and Other Losses**	Unrealized Appreciation/ (Depreciation)***	Total Accumulated Earnings/ (Deficit)
U.S. Treasury Fund	$5,836,487	$—	$5,836,487	$(5,561,048)	$(248)	$—	$275,191
Cash Management Fund	5,224,520	—	5,224,520	(5,118,393)	(22,978)	—	83,149
Tax-Free Money Market Fund	1,073,005	412	1,073,417	(1,065,878)	—	—	7,539
Intermediate Tax-Free Bond Fund	685	—	685	(67,548)	(22,853)	214,154	124,438
Short-Term Income Fund	1,792,292	—	1,792,292	(1,108,243)	(3,502,248)	(602,570)	(3,420,769)
Intermediate Bond Fund	448,479	—	448,479	(392,068)	(631,010)	340,745	(233,854)
Bond Fund	297,991	—	297,991	(284,814)	(119,529)	113,331	6,979
Balanced Fund	2,888,326	1,848,514	4,736,840	—	—	6,671,259	11,408,099
U.S. Large Cap Equity Fund	12,156	—	12,156	—	(16,619,329)	2,709,376	(13,897,797)

*	Distributions payable may differ from the Statement of Assets and Liabilities because distributions are recognized when actually paid for tax purposes.
**	See pg. 81 regarding the capital loss carry forwards and below for post-October losses.
***	The differences between book-basis and tax-basis unrealized appreciation/ (depreciation) is attributable primarily to: tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discounts.

Under current tax laws, net capital losses realized after October 31, may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For the year ended August 31, 2007, the Funds deferred post October capital losses were as follows:

Fund	Post-October Capital Losses
Cash Management Fund	$19,115
Intermediate Tax-Free Bond Fund	22,853
Short-Term Income Fund	214,338
Intermediate Bond Fund	60,863
Bond Fund	55,305

7.	Legal and Regulatory Matters:

On September 26, 2006, BISYS Fund Services, Inc. (“BISYS”) (effective August 2, 2007, BISYS was re-named Citi Fund Services, Inc. in connection with the acquisition of The BISYS Group, Inc., the parent company of BISYS, by Citibank N.A. BISYS, through its subsidiary Citi Fund Services Ohio, Inc. provides various services to the Trust as described in footnote 3) reached a settlement with the SEC related to BISYS Fund Services, Inc.’s past marketing arrangements with advisers to certain of its mutual fund clients. Under the terms of the settlement, BISYS Fund Services, Inc. consented to the entry of an Order by the SEC (the “SEC/BISYS Order”). In the SEC/BISYS Order, the SEC

Continued

AMERICAN PERFORMANCE FUNDS

Notes to Financial Statements, Continued

February 29, 2008

(Unaudited)

determined that BISYS Fund Services, Inc. had “willfully aided and abetted and caused” (1) the investment advisers to 27 different families of mutual funds to violate provisions of the Investment Advisers Act of 1940 (the “Advisers Act”) that prohibit fraudulent conduct; (2) the investment advisers to the 27 fund families to violate provisions of the 1940 Act that prohibit the making of any untrue statement of a material fact in a registration statement filed by a mutual fund with the SEC; and (3) the 27 fund families to violate provisions of the 1940 Act that require the disclosure and inclusion of all distribution arrangements and expenses in the fund’s 12b-1 fee plan. The Funds were one of the 27 fund families and AXIA Investment Management was one of the 27 advisers to which the SEC referred.

The SEC found that, between 1999 and 2004, BISYS maintained marketing arrangements with the 27 advisers under which BISYS rebated to the advisers a portion of the administration fees received by BISYS from the 27 fund families. The SEC found that the BISYS arrangements were not disclosed to the fund boards and the marketing budgets were actually assets of the funds. The SEC also found that the arrangements were not disclosed to shareholders of any of the 27 funds until 2003 and that the disclosures which were then made by the funds were incomplete and misleading. In the SEC/BISYS Order, BISYS agreed, among other things, to disgorge certain monies and pay a civil penalty. AXIA Investment Management did have marketing arrangements with BISYS in connection with the Funds, but those arrangements were terminated in 2004.

It remains unclear the extent to which the Funds and their service providers are or may be affected by the SEC/BISYS Order. Neither the Funds nor AXIA Investment Management were parties to the SEC/BISYS Order, nor are the Funds or AXIA Investment Management bound by the order or its findings.

In October 2006, AXIA Investment Management informed the Funds that the SEC Examination staff was initiating a special examination of AXIA Investment Management, focusing on the subjects of the SEC/BISYS Order. Also in October 2006, the Board of Trustees formed a special review committee of independent trustees to investigate these matters. In August 2007, the Board of Trustees and AXIA Investment Management agreed to a full settlement (the “Settlement”) of the subjects of the SEC/BISYS Order and the BISYS marketing arrangements before AXIA Investment Management became administrator of the Funds in 2004. Under the Settlement, AXIA Investment Management agreed to pay the Funds $2,232,000 and the Funds regard the matter as fully resolved.

In April 2008, AXIA Investment Management and its parent, BOK, received a notice from the regional office of the SEC in Los Angeles indicating that the staff is considering recommending that the SEC bring a civil injunctive action against AXIA Investment Management and BOK for possible violations of the federal securities laws in connection with the subjects of the SEC/BISYS Order. If such a civil action were to be brought and if it were to result in certain outcomes adverse to AXIA Investment Management, AXIA Investment Management and its affiliates could be barred from serving as adviser or principal underwriter of the Trust. AXIA Investment Management, BOK and the Funds have been cooperating fully with the SEC in connection with these matters.

8.	Other Federal Income Tax Information (Unaudited):

For the year ended August 31, 2007, certain distributions paid by the Funds may be subject to a maximum tax rate of 15% as provided by the Jobs and Growth Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2007 Form 1099-DIV.

Continued

AMERICAN PERFORMANCE FUNDS

Notes to Financial Statements, Concluded

February 29, 2008

(Unaudited)

For corporate shareholders, the following percentage of the total ordinary income distributions paid during the fiscal year ended August 31, 2007, qualify for the corporate dividends received deduction for the following Funds:

Fund	Percentage
Balanced Fund	17.31%
U.S. Large Cap Equity Fund	100.00%

For the year ended August 31, 2007, the following Funds paid qualified dividend income for purposes of reduced individual federal income tax rates of:

Fund	Percentage
Balanced Fund	15.99%
U.S. Large Cap Equity Fund	100.00%

The Intermediate Tax-Free Bond Fund designated $783,354.00, of its income distributions as tax-exempt distributions for the year ended August 31, 2007.

The accompanying table below details distributions designated from long-term capital gains for the following funds for the fiscal year ended August 31, 2007:

Fund	Amount
Intermediate Tax-Free Bond Fund	$11,121
Balanced Fund	6,481,947

9.	Subsequent Event

On or about June 18, 2008, AXIA Investment Management, Inc. will change its name to Cavanal Hill Investment Management, Inc.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

	Change in Net Assets Resulting from Operations			Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income	Total from Investment Activities	Dividends from Net Investment Income	Total Dividends and Distributions
U.S. Treasury Fund
Administrative Shares
Period Ended February 29, 2008	1.000	0.016	0.016	(0.016)	(0.016)
Year Ended August 31, 2007(e)	1.000	0.045	0.045	(0.045)	(0.045)
Year Ended August 31, 2006	1.000	0.038	0.038	(0.038)	(0.038)
Year Ended August 31, 2005	1.000	0.018	0.018	(0.018)	(0.018)
Year Ended August 31, 2004	1.000	0.004	0.004	(0.004)	(0.004)
Year Ended August 31, 2003	1.000	0.006	0.006	(0.006)	(0.006)

Service Shares
Period Ended February 29, 2008	1.000	0.018	0.018	(0.018)	(0.018)
Year Ended August 31, 2007(d)(e)	1.000	0.031	0.031	(0.031)	(0.031)

Institutional Shares
Period Ended February 29, 2008	1.000	0.018	0.018	(0.018)	(0.018)
Year Ended August 31, 2007(d)(e)	1.000	0.033	0.033	(0.033)	(0.033)

Cash Management Fund
Administrative Shares
Period Ended February 29, 2008	1.000	0.020	0.020	(0.020)	(0.020)
Year Ended August 31, 2007(e)	1.000	0.047	0.047	(0.047)	(0.047)
Year Ended August 31, 2006	1.000	0.040	0.040	(0.040)	(0.040)
Year Ended August 31, 2005	1.000	0.019	0.019	(0.019)	(0.019)
Year Ended August 31, 2004	1.000	0.006	0.006	(0.006)	(0.006)
Year Ended August 31, 2003	1.000	0.009	0.009	(0.009)	(0.009)

Service Shares
Period Ended February 29, 2008	1.000	0.021	0.021	(0.021)	(0.021)
Year Ended August 31, 2007(d)(e)	1.000	0.033	0.033	(0.033)	(0.033)

Institutional Shares
Period Ended February 29, 2008	1.000	0.022	0.022	(0.022)	(0.022)
Year Ended August 31, 2007(d)(e)	1.000	0.034	0.034	(0.034)	(0.034)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(d)	For the period January 2, 2007 (commencement of operations) through August 31, 2007, for Service and Institutional Shares.
(e)	During the period, the Board of Trustees and AXIA Investment Management agreed to a settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.75%, 0.51% and 0.37% for Administrative, Service and Institutional Shares of U.S. Treasury Fund; and 0.63%, 0.64% and 0.33% for Administrative, Service and Institutional Shares of Cash Management Fund, respectively.

See notes to financial statements.

			Ratios/Supplemental Data:(b)
Net Asset Value, End of Period	Total Return(a)	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets(c)

1.000	1.63%	968,518	0.71%	3.27%	1.13%
1.000	4.58%	1,055,890	0.68%	4.50%	0.94%
1.000	3.83%	883,502	0.72%	3.77%	0.97%
1.000	1.77%	693,510	0.72%	1.77%	0.97%
1.000	0.35%	630,933	0.70%	0.35%	0.95%
1.000	0.58%	605,625	0.70%	0.58%	0.95%

1.000	1.78%	156,265	0.41%	3.21%	0.98%
1.000	3.14%	39,064	0.42%	4.70%	0.98%

1.000	1.85%	432,781	0.27%	3.75%	0.44%
1.000	3.29%	465,737	0.27%	4.85%	0.68%

1.000	2.06%	958,539	0.57%	4.07%	1.00%
1.000	4.84%	756,515	0.57%	4.74%	0.96%
1.000	4.03%	769,549	0.57%	3.91%	0.97%
1.000	1.94%	823,358	0.57%	1.95%	0.97%
1.000	0.60%	661,759	0.55%	0.60%	0.90%
1.000	0.85%	672,857	0.55%	0.87%	0.95%

1.000	2.14%	9,423	0.41%	4.15%	0.98%
1.000	3.31%	7,593	0.49%	4.81%	1.11%

1.000	2.21%	1,004,189	0.27%	4.29%	0.44%
1.000	3.40%	458,168	0.27%	5.02%	0.68%

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

	Change in Net Assets Resulting from Operations			Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income	Total from Investment Activities	Dividends from Net Investment Income	Total Dividends and Distributions
Tax-Free Money Market Fund
Administrative Shares
Period Ended February 29, 2008	1.000	0.013	0.013	(0.013)	(0.013)
Year Ended August 31, 2007(d)(e)	1.000	0.019	0.019	(0.019)	(0.019)

Service Shares
Period Ended February 29, 2008	1.000	0.015	0.015	(0.015)	(0.015)
Year Ended August 31, 2007(d)(e)	1.000	0.022	0.022	(0.022)	(0.022)

Institutional Shares
Period Ended February 29, 2008	1.000	0.015	0.015	(0.015)	(0.015)
Year Ended August 31, 2007(d)(e)	1.000	0.022	0.022	(0.022)	(0.022)

Select Shares
Period Ended February 29, 2008	1.000	0.015	0.015	(0.015)	(0.015)
Year Ended August 31, 2007(e)	1.000	0.035	0.035	(0.035)	(0.035)
Year Ended August 31, 2006	1.000	0.030	0.030	(0.030)	(0.030)
Year Ended August 31, 2005(f)	1.000	0.009	0.009	(0.009)	(0.009)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(d)	For the period January 2, 2007 (commencement of operations) through August 31, 2007, for Service and Institutional Shares.
(e)	During the period, the Board of Trustees and AXIA Investment Management agreed to a settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.72%, 0.39%, 0.27% and 0.26% for Administrative, Service, Institutional and Select Shares of Tax-Free Money Market Fund, respectively.
(f)	For the period December 30, 2005 (Commencement of operations) through August 31, 2006.

See notes to financial statements.

			Ratios/Supplemental Data:(b)
Net Asset Value, End of Period	Total Return(a)	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets(c)

1.000	1.29%	3,772	0.68%	2.61%	1.18%
1.000	1.92%	4,655	0.26%	3.39%	1.20%

1.000	1.47%	1	0.36%	2.94%	1.43%
1.000	2.18%	1	0.38%	3.34%	0.91%

1.000	1.50%	21,783	0.26%	2.89%	0.51%
1.000	2.28%	12,423	0.18%	3.53%	0.72%

1.000	1.54%	529,323	0.18%	3.09%	0.38%
1.000	3.52%	333,902	0.18%	3.46%	0.68%
1.000	3.06%	280,659	0.18%	3.02%	0.53%
1.000	0.93%	260,835	0.18%	2.38%	0.59%

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

	Change in Net Assets Resulting from Operations					Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions
Intermediate Tax-Free Bond Fund
Investor Shares
Period Ended February 29, 2008	10.48	0.19	(g)	(0.03)	0.16	(0.18)	— (i)	(0.18)
Year Ended August 31, 2007(f)	10.59	0.35		(0.07)	0.28	(0.38)	(0.01)	(0.39)
Year Ended August 31, 2006	10.85	0.34	(g)	(0.15)	0.19	(0.31)	(0.14)	(0.45)
Year Ended August 31, 2005	10.99	0.35		(0.12)	0.23	(0.34)	(0.03)	(0.37)
Year Ended August 31, 2004	10.85	0.36		0.17	0.53	(0.39)	—	(0.39)
Year Ended August 31, 2003	11.00	0.39		(0.12)	0.27	(0.39)	(0.03)	(0.42)

Institutional Shares
Period Ended February 29, 2008	10.48	0.20	(g)	(0.02)	0.18	(0.19)	— (i)	(0.19)
Year Ended August 31, 2007(f)	10.59	0.38		(0.07)	0.31	(0.41)	(0.01)	(0.42)
Year Ended August 31, 2006(h)	10.61	0.24		(0.04)	0.20	(0.22)	—	(0.22)

Short-Term Income Fund
Investor Shares
Period Ended February 29, 2008	10.15	0.26		0.02	0.28	(0.25)	(0.03)	(0.28)
Year Ended August 31, 2007(f)	10.16	0.48		0.02	0.50	(0.45)	(0.06)	(0.51)
Year Ended August 31, 2006	10.17	0.38	(g)	(0.03)	0.35	(0.36)	—	(0.36)
Year Ended August 31, 2005	10.27	0.33		(0.07)	0.26	(0.36)	—	(0.36)
Year Ended August 31, 2004	10.35	0.29		0.06	0.35	(0.38)	(0.05)	(0.43)
Year Ended August 31, 2003	10.34	0.32		0.10	0.42	(0.38)	(0.03)	(0.41)

Institutional Shares
Period Ended February 29, 2008	10.14	0.27		0.03	0.30	(0.26)	(0.03)	(0.29)
Year Ended August 31, 2007(f)	10.15	0.52		0.01	0.53	(0.48)	(0.06)	(0.54)
Year Ended August 31, 2006(h)	10.13	0.27		0.01	0.28	(0.26)	—	(0.26)

(a)	Not annualized for periods less than one year.
(b)	Excludes sales charge. Effective January 3, 2006, the Fund is sold without a sales charge.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(f)	During the period, the Board of Trustees and AXIA Investment Management agreed to a settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.85% and 0.60% for Investor and Institutional Shares of Intermediate Tax-Free Bond Fund; and 0.75% and 0.49% for Investor and Institutional Shares of Short-Term Income Fund, respectively.
(g)	Calculated using average shares.
(h)	For the period December 30, 2005 (Commencement of operations) through August 31, 2006.
(i)	Amount rounds to less than $0.005 per share.

See notes to financial statements.

			Ratios/Supplemental Data:(c)
Net Asset Value, End of Period	Total Return(a)(b)	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets(d)	Portfolio Turnover(e)

10.46	1.49%	3,241	0.86%	3.55%	1.80%	6%
10.48	2.64%	3,337	0.79%	3.23%	1.46%	15%
10.59	1.80%	3,793	0.83%	3.19%	1.28%	4%
10.85	2.11%	29,630	0.81%	3.22%	1.26%	7%
10.99	5.00%	33,734	0.72%	3.36%	1.17%	12%
10.85	2.47%	41,653	0.72%	3.52%	1.17%	20%

10.47	1.72%	12,445	0.59%	3.82%	1.30%	6%
10.48	2.93%	17,078	0.54%	3.59%	1.22%	15%
10.59	1.93%	16,412	0.57%	3.49%	1.02%	4%

10.15	2.86%	97,773	0.74%	5.02%	1.72%	33%
10.15	4.92%	94,561	0.69%	4.58%	1.41%	51%
10.16	3.55%	108,304	0.62%	3.80%	1.18%	52%
10.17	2.56%	275,968	0.54%	3.25%	1.17%	77%
10.27	3.39%	213,566	0.52%	2.81%	1.15%	126%
10.35	4.12%	228,843	0.52%	2.98%	1.15%	175%

10.15	2.99%	116,322	0.47%	5.28%	1.22%	33%
10.14	5.32%	121,232	0.43%	4.84%	1.16%	51%
10.15	2.83%	155,734	0.44%	4.13%	0.94%	52%

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

	Change in Net Assets Resulting from Operations					Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions
Intermediate Bond Fund
Investor Shares
Period Ended February 29, 2008	10.26	0.23		0.20	0.43	(0.23)	— (i)	(0.23)
Year Ended August 31, 2007(f)	10.23	0.46		0.05	0.51	(0.45)	(0.03)	(0.48)
Year Ended August 31, 2006	10.32	0.40	(g)	(0.08)	0.32	(0.41)	—	(0.41)
Year Ended August 31, 2005	10.41	0.36		(0.06)	0.30	(0.39)	—	(0.39)
Year Ended August 31, 2004	10.65	0.33		0.08	0.41	(0.40)	(0.25)	(0.65)
Year Ended August 31, 2003	10.58	0.38		0.15	0.53	(0.43)	(0.03)	(0.46)

Institutional Shares
Period Ended February 29, 2008	10.26	0.26		0.20	0.46	(0.25)	— (i)	(0.25)
Year Ended August 31, 2007(f)	10.24	0.49		0.04	0.53	(0.48)	(0.03)	(0.51)
Year Ended August 31, 2006(h)	10.25	0.30		(0.01)	0.29	(0.30)	—	(0.30)

Bond Fund
Investor Shares
Period Ended February 29, 2008	9.29	0.23		0.16	0.39	(0.22)	—	(0.22)
Year Ended August 31, 2007(f)	9.32	0.45		(0.01)	0.44	(0.44)	(0.03)	(0.47)
Year Ended August 31, 2006	9.52	0.42		(0.19)	0.23	(0.42)	(0.01)	(0.43)
Year Ended August 31, 2005	9.57	0.39		(0.01)	0.38	(0.41)	(0.02)	(0.43)
Year Ended August 31, 2004	9.82	0.39		0.16	0.55	(0.41)	(0.39)	(0.80)
Year Ended August 31, 2003	9.89	0.45		0.03	0.48	(0.45)	(0.10)	(0.55)

Institutional Shares
Period Ended February 29, 2008	9.28	0.25		0.16	0.41	(0.24)	—	(0.24)
Year Ended August 31, 2007(f)	9.32	0.46		(0.01)	0.45	(0.46)	(0.03)	(0.49)
Year Ended August 31, 2006(h)	9.39	0.30		(0.07)	0.23	(0.30)	—	(0.30)

(a)	Not annualized for periods less than one year.
(b)	Excludes sales charge. Effective January 3, 2006, the Fund is sold without a sales charge.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(f)	During the period, the Board of Trustees and AXIA Investment Management agreed to a settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.79% and 0.54% for Investor and Institutional Shares of Intermediate Bond Fund; and 0.83% and 0.59% for Investor and Institutional Shares of Bond Fund, respectively.
(g)	Calculated using average shares.
(h)	For the period December 30, 2005 (Commencement of operations) through August 31, 2006.
(i)	Amount rounds to less than $0.005 per share.

See notes to financial statements.

			Ratios/Supplemental Data:(c)
Net Asset Value, End of Period	Total Return(a)(b)	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets(d)	Portfolio Turnover(e)

10.46	4.42%	34,634	0.77%	4.75%	1.70%	26%
10.26	5.02%	29,869	0.73%	4.57%	1.41%	31%
10.23	3.17%	27,590	0.87%	3.87%	1.16%	29%
10.32	2.96%	91,467	0.97%	3.49%	1.17%	44%
10.41	3.92%	90,786	0.94%	3.06%	1.14%	142%
10.65	4.99%	98,598	0.95%	3.53%	1.15%	128%

10.47	4.55%	68,456	0.50%	5.01%	1.20%	26%
10.26	5.33%	69,584	0.48%	4.82%	1.15%	31%
10.24	2.87%	69,711	0.48%	4.37%	0.93%	29%

9.46	4.28%	24,223	0.79%	4.93%	1.72%	19%
9.29	4.84%	23,460	0.77%	4.80%	1.44%	26%
9.32	2.51%	23,876	0.86%	4.42%	1.18%	30%
9.52	3.98%	51,373	0.98%	4.09%	1.18%	67%
9.57	5.80%	49,465	0.96%	3.98%	1.16%	97%
9.82	5.02%	60,864	0.96%	4.50%	1.16%	178%

9.45	4.43%	45,238	0.52%	5.20%	1.22%	19%
9.28	5.03%	42,574	0.51%	5.06%	1.21%	26%
9.32	2.51%	30,087	0.49%	4.89%	0.94%	30%

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

	Change in Net Assets Resulting from Operations					Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions
Balanced Fund
Investor Shares
Period Ended February 29, 2008	13.49	0.18		(0.50)	(0.32)	(0.14)	(0.89)	(1.03)
Year Ended August 31, 2007(f)	13.81	0.29		1.09	1.38	(0.28)	(1.42)	(1.70)
Year Ended August 31, 2006	13.51	0.28	(g)	0.77	1.05	(0.26)	(0.49)	(0.75)
Year Ended August 31, 2005	12.34	0.25		1.18	1.43	(0.26)	—	(0.26)
Year Ended August 31, 2004	11.56	0.20		0.79	0.99	(0.21)	—	(0.21)
Year Ended August 31, 2003	10.77	0.23		0.80	1.03	(0.24)	—	(0.24)

Institutional Shares
Period Ended February 29, 2008	13.49	0.19		(0.49)	(0.30)	(0.15)	(0.89)	(1.04)
Year Ended August 31, 2007(f)	13.82	0.33		1.08	1.41	(0.32)	(1.42)	(1.74)
Year Ended August 31, 2006(h)	13.30	0.17		0.50	0.67	(0.15)	—	(0.15)

U.S. Large Cap Equity Fund
Investor Shares
Period Ended February 29, 2008	11.63	0.02		(0.47)	(0.45)	(0.03)	—	(0.03)
Year Ended August 31, 2007(f)	10.13	0.03		1.50	1.53	(0.03)	—	(0.03)
Year Ended August 31, 2006	9.30	0.03		0.83	0.86	(0.03)	—	(0.03)
Year Ended August 31, 2005	7.94	0.09		1.37	1.46	(0.10)	—	(0.10)
Year Ended August 31, 2004	7.12	0.10		0.80	0.90	(0.08)	—	(0.08)
Year Ended August 31, 2003	6.49	0.06		0.64	0.70	(0.07)	—	(0.07)

Institutional Shares
Period Ended February 29, 2008	11.66	0.02		(0.45)	(0.43)	(0.03)	—	(0.03)
Year Ended August 31, 2007(f)	10.15	0.06		1.49	1.55	(0.04)	—	(0.04)
Year Ended August 31, 2006(h)	9.72	0.02		0.42	0.44	(0.01)	—	(0.01)

(a)	Not annualized for periods less than one year.
(b)	Excludes sales charge. Effective January 3, 2006, the Fund is sold without a sales charge.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(f)	During the period, the Board of Trustees and AXIA Investment Management agreed to a settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.95% and 0.71% for Investor and Institutional Shares of Balanced Fund; and 1.07% and 0.82% for Investor and Institutional Shares of U.S. Large Cap Equity Fund, respectively.
(g)	Calculated using average shares.
(h)	For the period December 30, 2005 (Commencement of operations) through August 31, 2006.

See notes to financial statements.

			Ratios/Supplemental Data:(c)
Net Asset Value, End of Period	Total Return(a)(b)	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets(d)	Portfolio Turnover(e)

12.14	(2.62)%	18,275	0.94%	2.61%	1.91%	53%
13.49	10.40%	23,858	0.90%	2.14%	1.60%	130%
13.81	7.96%	28,196	0.82%	2.06%	1.35%	105%
13.51	11.68%	90,522	0.79%	1.92%	1.36%	100%
12.34	8.49%	84,174	0.76%	1.66%	1.33%	104%
11.56	9.93%	71,552	0.77%	2.16%	1.34%	81%

12.15	(2.53)%	55,292	0.67%	2.90%	1.41%	53%
13.49	10.71%	60,995	0.65%	2.38%	1.36%	130%
13.82	5.04%	62,210	0.62%	1.86%	1.11%	105%

11.15	(3.92)%	1,867	1.04%	0.17%	1.92%	21%
11.63	15.08%	2,232	1.01%	0.21%	1.62%	36%
10.13	9.26%	2,239	1.15%	0.28%	1.39%	91%
9.30	18.49%	17,637	1.19%	0.78%	1.38%	90%
7.94	12.62%	43,897	1.08%	1.13%	1.27%	65%
7.12	10.72%	47,793	1.10%	0.94%	1.29%	36%

11.20	(3.68)%	10,358	0.78%	0.44%	1.42%	21%
11.66	15.30%	10,717	0.76%	0.46%	1.37%	36%
10.15	4.51%	12,494	0.77%	0.21%	1.16%	91%

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Additional Fund Information (Unaudited)

February 29, 2008

A special meeting of shareholders of the Trust was held on October 9, 2007 (the “Meeting”). At the Meeting all shareholders of the Trust elected Steven G. Bradshaw to serve as a Trustee for the Trust; and shareholders of the following funds approved amendments to the investment objectives for the American Performance Bond Fund, American Performance Intermediate Bond Fund and American Performance Short-Term Income Fund. The results of the Meeting are presented below:

	Proposal 1
	Shares Outstanding	For	Percent of Outstanding	Against	Percent of Outstanding	Abstained	Percent of Outstanding
Election of Steven G. Bradshaw	3,144,163,934	2,001,637,258	63.7%	553,198	0.2%	2,133,092	0.7%
Election of D’Ray Moore	3,144,163,934	66,982,101	2.1%	1,934,808,054	61.5%	2,533,394	0.1%

	Proposal 2 -
	Shares Outstanding	For	Percent of Outstanding	Against	Percent of Outstanding	Abstained	Percent of Outstanding
Amend the investment objective of American Performance Bond Fund	7,072,599	4,797,723	67.8%	970	0.0%	346,764	4.9%

	Proposal 2(b)
	Shares Outstanding	For	Percent of Outstanding	Against	Percent of Outstanding	Abstained	Percent of Outstanding
Amend the investment objective of American Performance Intermediate Bond Fund	9,617,023	7,969,984	82.9%	986	0.0%	133,200	1.4%

	Proposal 2(c)
	Shares Outstanding	For	Percent of Outstanding	Against	Percent of Outstanding	Abstained	Percent of Outstanding
Amend the investment objective of American Performance Short-Term Income Fund	26,667,851	12,73,505	47.9%	10,632	0.0%	19,987	0.1%

AMERICAN PERFORMANCE FUNDS

Additional Fund Information (Unaudited), Continued

February 29, 2008

U.S. Treasury Fund:

Security Allocation	Percentage of Net Assets
Repurchase Agreements	93.8%
U.S. Treasury Obligations	6.4%

Total	100.2%

Cash Management Fund:

Security Allocation	Percentage of Net Assets
Commercial Paper	40.9%
Repurchase Agreements	36.7%
Certificates of Deposit	15.4%
U.S. Government Agencies	9.4%

Total	102.4%

Tax-Free Money Market Fund:

Security Allocation	Percentage of Net Assets
Municipal Bonds	90.7%
Investment Companies	9.2%

Total	99.9%

Intermediate Tax-Free Bond Fund:

Security Allocation	Percentage of Net Assets
Municipal Bonds	96.6%
Investments In Affiliates	2.6%

Total	99.2%

Short-Term Income Fund:

Security Allocation	Percentage of Net Assets
Mortgage Backed Securities	66.8%
Corporate Bonds	16.5%
U.S. Government Agencies	8.5%
Investment in Affiliates	3.9%
U.S. Treasury Obligations	2.5%
Asset Backed Securities	2.1%

Total	100.3%

Intermediate Bond Fund:

Security Allocation	Percentage of Net Assets
Mortgage Backed Securities	54.2%
U.S. Treasury Obligations	14.0%
U.S. Government Agencies	12.0%
Corporate Bonds	11.6%
Investment in Affiliates	7.2%
Taxable Municipal Bonds	1.6%
Asset Backed Securities	1.2%

Total	101.8%

Bond Fund:

Security Allocation	Percentage of Net Assets
Mortgage Backed Securities	47.6%
U.S. Government Agencies	14.2%
U.S. Treasury Obligations	14.1%
Corporate Bonds	13.3%
Investments In Affiliates	7.0%
Taxable Municipal Bonds	4.3%
Asset Backed Securities	1.7%

Total	102.2%

Balanced Fund:

Security Allocation	Percentage of Net Assets
Common Stocks	41.1%
Mortgage Backed Securities	21.6%
Investment Companies	13.2%
U.S. Treasury Obligations	9.9%
Investment in Affiliates	5.5%
U.S. Government Agencies	5.2%
Corporate Bonds	4.7%
Asset Backed Securities	0.7%
Taxable Municipal Bonds	0.5%

Total	102.4%

U.S. Large Cap Equity Fund:

Security Allocation	Percentage of Net Assets
Common Stocks	98.4%
Investment in Affiliates	1.3%

Total	99.7%

AMERICAN PERFORMANCE FUNDS

Additional Fund Information (Unaudited), Continued

February 29, 2008

As a shareholder of the American Performance Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; and exchange fees; (2) ongoing costs, including management fees; distribution fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the American Performance Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The following example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2007 through February 29, 2008.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 9/1/07	Ending Account Value 2/29/08	Expense Paid During Period* 9/1/07 - 2/29/08	Expense Ratio During Period** 9/1/07 - 2/29/08
U.S. Treasury Fund
Administrative Shares	$1,000.00	$1,016.30	$3.56	0.71%
Service Shares	1,000.00	1,017.80	2.06	0.41%
Institutional Shares	1,000.00	1,018.50	1.36	0.27%
Cash Management Fund
Administrative Shares	1,000.00	1,020.60	2.86	0.57%
Service Shares	1,000.00	1,021.40	2.06	0.41%
Institutional Shares	1,000.00	1,022.10	1.36	0.27%
Tax-Free Money Market Fund
Administrative Shares	1,000.00	1,012.90	3.40	0.68%
Service Shares	1,000.00	1,014.70	1.80	0.36%
Institutional Shares	1,000.00	1,015.00	1.30	0.26%
Select Shares	1,000.00	1,015.40	0.90	0.18%
Intermediate Tax-Free Bond Fund
Investor Shares	1,000.00	1,014.90	4.31	0.86%
Institutional Shares	1,000.00	1,017.20	2.96	0.59%
Short-Term Income Fund
Investor Shares	1,000.00	1,028.60	3.73	0.74%
Institutional Shares	1,000.00	1,029.90	2.37	0.47%
Intermediate Bond Fund
Investor Shares	1,000.00	1,044.20	3.91	0.77%
Institutional Shares	1,000.00	1,045.50	2.54	0.50%
Bond Fund
Investor Shares	1,000.00	1,042.80	4.01	0.79%
Institutional Shares	1,000.00	1,044.30	2.64	0.52%
Balanced Fund
Investor Shares	1,000.00	973.80	4.61	0.94%
Institutional Shares	1,000.00	974.70	3.29	0.67%
U.S. Large Cap Equity Fund
Investor Shares	1,000.00	960.80	5.07	1.04%
Institutional Shares	1,000.00	963.20	3.81	0.78%

AMERICAN PERFORMANCE FUNDS

Additional Fund Information (Unaudited), Continued

February 29, 2008

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each of the American Performance Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/07	Ending Account Value 2/29/08	Expense Paid During Period* 9/1/07 - 2/29/08	Expense Ratio During Period** 9/1/07 - 2/29/08
U.S. Treasury Fund
Administrative Shares	$1,000.00	$1,021.33	$3.57	0.71%
Service Shares	1,000.00	1,022.82	2.06	0.41%
Institutional Shares	1,000.00	1,023.52	1.36	0.27%
Cash Management Fund
Administrative Shares	1,000.00	1,022.03	2.87	0.57%
Service Shares	1,000.00	1,022.82	2.06	0.41%
Institutional Shares	1,000.00	1,023.52	1.36	0.27%
Tax-Free Money Market Fund
Administrative Shares	1,000.00	1,021.48	3.42	0.68%
Service Shares	1,000.00	1,023.07	1.81	0.36%
Institutional Shares	1,000.00	1,023.57	1.31	0.26%
Select Shares	1,000.00	1,023.97	0.91	0.18%
Intermediate Tax-Free Bond Fund
Investor Shares	1,000.00	1,020.59	4.32	0.86%
Institutional Shares	1,000.00	1,021.93	2.97	0.59%
Short-Term Income Fund
Investor Shares	1,000.00	1,021.18	3.72	0.74%
Institutional Shares	1,000.00	1,022.53	2.36	0.47%
Intermediate Bond Fund
Investor Shares	1,000.00	1,021.03	3.87	0.77%
Institutional Shares	1,000.00	1,022.38	2.51	0.50%
Bond Fund
Investor Shares	1,000.00	1,020.93	3.97	0.79%
Institutional Shares	1,000.00	1,022.28	2.61	0.52%
Balanced Fund
Investor Shares	1,000.00	1,020.19	4.72	0.94%
Institutional Shares	1,000.00	1,021.53	3.37	0.67%
U.S. Large Cap Equity Fund
Investor Shares	1,000.00	1,019.69	5.22	1.04%
Institutional Shares	1,000.00	1,020.98	3.92	0.78%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Annualized.

AMERICAN PERFORMANCE FUNDS

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) American Performance Funds

By (Signature and Title)* /s/ Aaron Masek
Aaron Masek, Treasurer

Date May 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Aaron Masek
Aaron Masek, Treasurer

Date May 9, 2008

By (Signature and Title)* /s/ Barron D. Beal
Barron D. Beal, President

Date May 9, 2008